UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	9-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Equity Plus Fund

September 30, 2012

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.2%

AEROSPACE AND DEFENSE — 4.8%
Boeing Co. (The)	15,654	1,089,832
Huntington Ingalls Industries, Inc.(1)(2)	17,187	722,713
L-3 Communications Holdings, Inc.	1,069	76,658
Northrop Grumman Corp.(1)	12,208	810,977
Textron, Inc.(1)	27,653	723,679
United Technologies Corp.(1)	14,741	1,154,073

		4,577,932

AIR FREIGHT AND LOGISTICS — 1.9%
FedEx Corp.	10,338	874,802
United Parcel Service, Inc., Class B(1)	13,629	975,427

		1,850,229

AIRLINES — 0.4%
Delta Air Lines, Inc.(2)	23,722	217,293
Spirit Airlines, Inc.(2)	9,024	154,130

		371,423

AUTOMOBILES — 0.1%
Thor Industries, Inc.	2,521	91,563

BEVERAGES — 1.4%
Coca-Cola Co. (The)(1)	14,035	532,348
Constellation Brands, Inc., Class A(1)(2)	20,178	652,758
Monster Beverage Corp.(2)	2,569	139,137
PepsiCo, Inc.(1)	707	50,034

		1,374,277

BIOTECHNOLOGY — 2.5%
Amgen, Inc.(1)	7,991	673,801
Biogen Idec, Inc.(1)(2)	3,065	457,390
Celgene Corp.(1)(2)	6,084	464,818
Gilead Sciences, Inc.(1)(2)	2,010	133,323
Momenta Pharmaceuticals, Inc.(1)(2)	12,472	181,717
Pharmacyclics, Inc.(2)	3,549	228,911
United Therapeutics Corp.(1)(2)	3,941	220,223

		2,360,183

CAPITAL MARKETS — 1.4%
Investment Technology Group, Inc.(1)(2)	35,917	312,478
Morgan Stanley	31,466	526,741
SEI Investments Co.	21,172	454,139

		1,293,358

CHEMICALS — 5.0%
CF Industries Holdings, Inc.(1)	4,053	900,739
Georgia Gulf Corp.	14,124	511,571
LyondellBasell Industries NV, Class A	3,845	198,633
Monsanto Co.(1)	10,889	991,117
NewMarket Corp.	2,651	653,418
PPG Industries, Inc.(1)	6,628	761,160

Valspar Corp.	13,391	751,235

		4,767,873

COMMERCIAL BANKS — 1.4%
Bank of Montreal(1)	9,572	565,131
BB&T Corp.	5,483	181,816
Wells Fargo & Co.(1)	17,574	606,830

		1,353,777

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Mine Safety Appliances Co.(1)	18,013	671,344
Tyco International Ltd.(1)	3,049	171,537

		842,881

COMMUNICATIONS EQUIPMENT — 3.1%
Arris Group, Inc.(1)(2)	32,308	413,219
Brocade Communications Systems, Inc.(1)(2)	119,948	709,492
Cisco Systems, Inc.(1)	75,683	1,444,789
QUALCOMM, Inc.(1)	6,156	384,689

		2,952,189

COMPUTERS AND PERIPHERALS — 5.6%
Apple, Inc.(1)	5,592	3,731,318
EMC Corp.(1)(2)	40,511	1,104,735
Seagate Technology plc(1)	17,308	536,548

		5,372,601

CONSTRUCTION AND ENGINEERING — 0.7%
Chicago Bridge & Iron Co. NV New York Shares(1)	14,734	561,218
Granite Construction, Inc.(1)	3,270	93,914

		655,132

CONSUMER FINANCE — 1.5%
American Express Co.(1)	16,967	964,743
Cash America International, Inc.(1)	12,938	499,019

		1,463,762

CONTAINERS AND PACKAGING — 0.2%
Owens-Illinois, Inc.(2)	8,951	167,921

DIVERSIFIED CONSUMER SERVICES — 0.9%
Bridgepoint Education, Inc.(1)(2)	22,170	225,026
Coinstar, Inc.(1)(2)	14,386	647,082

		872,108

DIVERSIFIED FINANCIAL SERVICES — 4.5%
Bank of America Corp.(1)	134,463	1,187,308
Citigroup, Inc.(1)	16,357	535,201
Interactive Brokers Group, Inc., Class A(1)	32,800	459,856
JPMorgan Chase & Co.(1)	40,975	1,658,668
NYSE Euronext(1)	17,786	438,425

		4,279,458

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.(1)	33,340	1,256,918
Verizon Communications, Inc.(1)	31,618	1,440,832

Vonage Holdings Corp.(1)(2)	189,045	431,023

		3,128,773

ELECTRIC UTILITIES — 0.1%
American Electric Power Co., Inc.(1)	2,893	127,118

ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	6,934	438,853
Belden, Inc.(1)	12,091	445,916
Brady Corp., Class A(1)	16,552	484,643
EnerSys(2)	14,218	501,753

		1,871,165

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.4%
Celestica, Inc.(1)(2)	72,478	517,493
Itron, Inc.(1)(2)	16,287	702,784
Molex, Inc.(1)	22,255	584,861
Tech Data Corp.(1)(2)	9,950	450,735

		2,255,873

ENERGY EQUIPMENT AND SERVICES — 1.0%
Diamond Offshore Drilling, Inc.(1)	810	53,306
Helix Energy Solutions Group, Inc.(1)(2)	39,313	718,249
RPC, Inc.	12,697	150,967
Schlumberger Ltd.(1)	723	52,295

		974,817

FOOD AND STAPLES RETAILING — 1.9%
CVS Caremark Corp.(1)	24,816	1,201,590
SUPERVALU, Inc.(1)	98,844	238,214
Wal-Mart Stores, Inc.(1)	2,421	178,670
Whole Foods Market, Inc.	2,297	223,728

		1,842,202

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.(1)	10,260	278,867
Campbell Soup Co.(1)	17,123	596,223
ConAgra Foods, Inc.(1)	3,922	108,208
Dean Foods Co.(2)	45,439	742,928
Pilgrim's Pride Corp.(2)	24,339	124,372
Smithfield Foods, Inc.(2)	21,625	424,931

		2,275,529

GAS UTILITIES — 0.5%
Northwest Natural Gas Co.(1)	10,159	500,229

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.8%
Boston Scientific Corp.(2)	114,397	656,639
Covidien plc(1)	12,839	762,893
Hill-Rom Holdings, Inc.	5,458	158,610
Intuitive Surgical, Inc.(2)	283	140,263
Medtronic, Inc.(1)	24,362	1,050,489
St. Jude Medical, Inc.(1)	19,937	839,946

		3,608,840

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.(1)	7,983	560,007
McKesson Corp.(1)	9,451	813,070
UnitedHealth Group, Inc.(1)	19,575	1,084,651
WellPoint, Inc.	898	52,093

		2,509,821

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Ameristar Casinos, Inc.(1)	27,871	496,104
Bally Technologies, Inc.(2)	15,316	756,457
International Game Technology	5,843	76,485
Papa John's International, Inc.(2)	1,046	55,867
Six Flags Entertainment Corp.	10,347	608,404
Yum! Brands, Inc.(1)	5,960	395,386

		2,388,703

HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.(1)	17,427	727,403
Newell Rubbermaid, Inc.	29,892	570,638

		1,298,041

HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co. (The)(1)	8,993	623,754

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	4,269	394,541
Danaher Corp.(1)	17,243	950,951
General Electric Co.(1)	40,621	922,503

		2,267,995

INSURANCE — 6.0%
Aflac, Inc.(1)	18,522	886,833
Allied World Assurance Co. Holdings AG(1)	8,387	647,896
Arch Capital Group Ltd.(1)(2)	6,864	286,092
Aspen Insurance Holdings Ltd.	2,772	84,518
Berkshire Hathaway, Inc., Class B(1)(2)	4,525	399,105
CNA Financial Corp.(1)	18,753	502,580
Everest Re Group Ltd.	5,195	555,657
Loews Corp.(1)	15,760	650,258
Marsh & McLennan Cos., Inc.(1)	7,193	244,058
Protective Life Corp.	8,899	233,243
Prudential Financial, Inc.(1)	13,287	724,274
Validus Holdings Ltd.(1)	14,960	507,294

		5,721,808

INTERNET SOFTWARE AND SERVICES — 2.8%
Ancestry.com, Inc.(1)(2)	21,673	651,924
AOL, Inc.(1)(2)	20,334	716,367
Dice Holdings, Inc.(1)(2)	55,668	468,724
Google, Inc., Class A(1)(2)	850	641,325
United Online, Inc.(1)	42,319	233,601

		2,711,941

IT SERVICES — 4.0%
Accenture plc, Class A(1)	8,419	589,583
Alliance Data Systems Corp.(1)(2)	400	56,780

CACI International, Inc., Class A(1)(2)	9,233	478,177
International Business Machines Corp.(1)	7,629	1,582,636
SAIC, Inc.	14,361	172,907
Unisys Corp.(1)(2)	11,621	241,949
Visa, Inc., Class A(1)	5,119	687,379

		3,809,411

LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Agilent Technologies, Inc.(1)	19,394	745,699
Life Technologies Corp.(2)	5,953	290,983

		1,036,682

MACHINERY — 3.2%
Actuant Corp., Class A(1)	20,993	600,820
Cummins, Inc.(1)	7,009	646,300
Ingersoll-Rand plc	6,499	291,285
Parker-Hannifin Corp.(1)	9,458	790,500
Sauer-Danfoss, Inc.(1)	17,498	703,594
WABCO Holdings, Inc.(2)	974	56,171

		3,088,670

MEDIA — 3.1%
Comcast Corp., Class A(1)	40,046	1,432,445
DISH Network Corp., Class A(1)	1,599	48,945
Regal Entertainment Group Class A(1)	40,378	568,119
Scholastic Corp.(1)	16,339	519,253
Time Warner Cable, Inc.	1,996	189,740
Viacom, Inc., Class B	3,374	180,813

		2,939,315

METALS AND MINING — 0.9%
Coeur d'Alene Mines Corp.(1)(2)	30,949	892,260

MULTI-UTILITIES — 1.3%
Ameren Corp.(1)	16,022	523,439
Consolidated Edison, Inc.(1)	1,612	96,543
Public Service Enterprise Group, Inc.(1)	20,014	644,050

		1,264,032

MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A(1)	7,833	566,483
Macy's, Inc.(1)	11,415	429,432

		995,915

OIL, GAS AND CONSUMABLE FUELS — 12.3%
Apache Corp.	7,435	642,905
Chevron Corp.(1)	18,718	2,181,770
ConocoPhillips(1)	18,680	1,068,122
Energy XXI Bermuda Ltd.(1)	21,310	744,785
Exxon Mobil Corp.(1)	40,480	3,701,896
Marathon Oil Corp.(1)	22,386	661,954
Marathon Petroleum Corp.(1)	17,044	930,432
Phillips 66	4,330	200,782
Suncor Energy, Inc.(1)	21,511	706,636
Valero Energy Corp.(1)	4,099	129,856

Western Refining, Inc.(1)	30,019	785,898

		11,755,036

PAPER AND FOREST PRODUCTS — 0.8%
Buckeye Technologies, Inc.	9,139	292,996
Domtar Corp.(1)	6,196	485,085

		778,081

PERSONAL PRODUCTS — 0.8%
Nu Skin Enterprises, Inc., Class A(1)	18,393	714,200

PHARMACEUTICALS — 8.2%
Abbott Laboratories(1)	20,779	1,424,608
Allergan, Inc.	1,901	174,094
Bristol-Myers Squibb Co.(1)	8,746	295,177
Eli Lilly & Co.(1)	23,385	1,108,683
Johnson & Johnson(1)	10,314	710,738
Merck & Co., Inc.(1)	37,962	1,712,086
Pfizer, Inc.(1)	83,189	2,067,247
ViroPharma, Inc.(1)(2)	8,385	253,395
Warner Chilcott plc Class A	4,229	57,091

		7,803,119

PROFESSIONAL SERVICES — 1.5%
Corporate Executive Board Co. (The)	9,072	486,531
Dun & Bradstreet Corp.	5,954	474,058
Robert Half International, Inc.(1)	17,518	466,504

		1,427,093

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
LaSalle Hotel Properties(1)	12,350	329,622

ROAD AND RAIL — 0.5%
Union Pacific Corp.	3,933	466,847

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc.(1)(2)	96,240	324,329
Applied Materials, Inc.(1)	53,950	602,352
Intel Corp.(1)	45,179	1,024,660
KLA-Tencor Corp.(1)	9,953	474,808
LSI Corp.(1)(2)	70,559	487,562
MKS Instruments, Inc.	4,565	116,362

		3,030,073

SOFTWARE — 5.5%
Activision Blizzard, Inc.(1)	13,641	153,870
Adobe Systems, Inc.(2)	4,685	152,075
CA, Inc.	2,144	55,240
Cadence Design Systems, Inc.(1)(2)	50,554	650,377
JDA Software Group, Inc.(1)(2)	14,332	455,471
Mentor Graphics Corp.(1)(2)	38,347	593,612
Microsoft Corp.(1)	30,464	907,218
Oracle Corp.(1)	49,779	1,567,541
Symantec Corp.(1)(2)	39,983	719,694

		5,255,098

SPECIALTY RETAIL — 5.9%
Advance Auto Parts, Inc.	6,515	445,887
Bed Bath & Beyond, Inc.(2)	2,411	151,893
Best Buy Co., Inc.(1)	22,871	393,152
Buckle, Inc. (The)(1)	14,335	651,239
Foot Locker, Inc.(1)	18,252	647,946
GameStop Corp., Class A(1)	22,111	464,331
Home Depot, Inc. (The)(1)	23,629	1,426,483
O'Reilly Automotive, Inc.(2)	6,269	524,214
PetSmart, Inc.(1)	9,983	688,627
TJX Cos., Inc. (The)	5,889	263,768

		5,657,540

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Crocs, Inc.(2)	9,247	149,894
Fifth & Pacific Cos., Inc.(2)	5,046	64,488
Iconix Brand Group, Inc.(1)(2)	11,359	207,188
Jones Group, Inc. (The)(1)	48,587	625,315

		1,046,885

TOBACCO — 1.2%
Philip Morris International, Inc.(1)	4,538	408,148
Universal Corp.(1)	14,876	757,486

		1,165,634

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Beacon Roofing Supply, Inc.(1)(2)	1,608	45,828

TOTAL COMMON STOCKS (Cost $110,710,028)		122,254,617

TEMPORARY CASH INVESTMENTS — 1.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $478,360), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $468,734)		468,730
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $287,019), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $281,242)		281,238
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $95,564), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $93,747)		93,746
SSgA U.S. Government Money Market Fund	213,536	213,536

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,057,250)		1,057,250

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.3% (Cost $111,767,278)		123,311,867

COMMON STOCKS SOLD SHORT — (29.3)%

AEROSPACE AND DEFENSE — (0.8)%
AAR Corp.	(18,706)	(307,153)
Hexcel Corp.	(20,109)	(483,018)

		(790,171)

AIR FREIGHT AND LOGISTICS — (0.6)%
Atlas Air Worldwide Holdings, Inc.	(11,861)	(612,383)

BIOTECHNOLOGY — (0.4)%
Ironwood Pharmaceuticals, Inc.	(15,557)	(198,818)
Theravance, Inc.	(6,815)	(176,577)

		(375,395)

BUILDING PRODUCTS — (0.2)%
Owens Corning	(5,708)	(190,990)

CAPITAL MARKETS — (0.2)%
Stifel Financial Corp.	(5,183)	(174,149)

CHEMICALS — (0.1)%
Ashland, Inc.	(1,952)	(139,763)

COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Geo Group, Inc. (The)	(3,211)	(88,848)
Interface, Inc.	(4,429)	(58,507)

		(147,355)

COMMUNICATIONS EQUIPMENT — (1.6)%
InterDigital, Inc.	(20,887)	(778,668)
Viasat, Inc.	(18,735)	(700,314)

		(1,478,982)

CONSTRUCTION AND ENGINEERING — (0.9)%
MasTec, Inc.	(43,300)	(853,010)

CONSTRUCTION MATERIALS — (0.1)%
Vulcan Materials Co.	(1,214)	(57,422)

DIVERSIFIED CONSUMER SERVICES — (0.5)%
Sotheby's	(14,121)	(444,811)

ELECTRICAL EQUIPMENT — (0.5)%
GrafTech International Ltd.	(56,770)	(510,362)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.5)%
Scansource, Inc.	(14,175)	(453,883)

ENERGY EQUIPMENT AND SERVICES — (1.6)%
Atwood Oceanics, Inc.	(8,997)	(408,914)
Lufkin Industries, Inc.	(9,526)	(512,689)
Noble Corp.	(3,416)	(122,224)
SEACOR Holdings, Inc.	(5,580)	(465,149)

		(1,508,976)

GAS UTILITIES — (0.4)%
New Jersey Resources Corp.	(1,622)	(74,158)
ONEOK, Inc.	(5,841)	(282,179)

		(356,337)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.1)%
DexCom, Inc.	(28,958)	(435,239)
Neogen Corp.	(13,439)	(573,845)

		(1,009,084)

HEALTH CARE PROVIDERS AND SERVICES — (1.4)%
Centene Corp.	(1,643)	(61,465)

HMS Holdings Corp.	(13,536)	(452,509)
Kindred Healthcare, Inc.	(44,322)	(504,384)
WellCare Health Plans, Inc.	(6,197)	(350,440)

		(1,368,798)

HOTELS, RESTAURANTS AND LEISURE — (0.5)%
MGM Resorts International	(45,938)	(493,833)

HOUSEHOLD DURABLES — (0.2)%
Toll Brothers, Inc.	(4,343)	(144,318)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(32,050)	(685,549)

INSURANCE — (1.0)%
Enstar Group Ltd.	(1,101)	(109,715)
Fairfax Financial Holdings Ltd.	(126)	(48,740)
Kemper Corp.	(2,686)	(82,487)
OneBeacon Insurance Group Ltd. Class A	(10,889)	(146,348)
Platinum Underwriters Holdings Ltd.	(14,456)	(590,817)

		(978,107)

IT SERVICES — (0.8)%
Global Payments, Inc.	(16,419)	(686,807)
VeriFone Systems, Inc.	(3,367)	(93,771)

		(780,578)

LIFE SCIENCES TOOLS AND SERVICES — (0.7)%
Covance, Inc.	(15,052)	(702,778)

MACHINERY — (1.1)%
Colfax Corp.	(23,222)	(851,551)
SPX Corp.	(3,372)	(220,562)

		(1,072,113)

MEDIA — (1.0)%
Imax Corp.	(24,749)	(492,753)
Lions Gate Entertainment Corp.	(28,785)	(439,547)

		(932,300)

METALS AND MINING — (2.2)%
AK Steel Holding Corp.	(25,644)	(123,091)
AuRico Gold, Inc.	(33,050)	(230,689)
New Gold, Inc.	(18,878)	(230,689)
North American Palladium Ltd.	(66,449)	(126,253)
Rubicon Minerals Corp.	(51,799)	(193,728)
Silver Standard Resources, Inc.	(27,416)	(439,479)
Thompson Creek Metals Co., Inc.	(81,873)	(233,338)
Titanium Metals Corp.	(43,003)	(551,729)

		(2,128,996)

MULTILINE RETAIL — (0.2)%
J.C. Penney Co., Inc.	(7,451)	(180,985)

OIL, GAS AND CONSUMABLE FUELS — (3.1)%
Approach Resources, Inc.	(4,252)	(128,113)
Berry Petroleum Co. Class A	(10,233)	(415,767)
Bill Barrett Corp.	(18,397)	(455,693)

Kodiak Oil & Gas Corp.	(64,703)	(605,620)
Northern Oil and Gas, Inc.	(16,804)	(285,500)
Range Resources Corp.	(6,771)	(473,090)
SM Energy Co.	(7,446)	(402,903)
World Fuel Services Corp.	(5,502)	(195,926)

		(2,962,612)

PAPER AND FOREST PRODUCTS — (0.1)%
Louisiana-Pacific Corp.	(8,222)	(102,775)

PHARMACEUTICALS — (0.2)%
Akorn, Inc.	(8,159)	(107,862)
VIVUS, Inc.	(6,339)	(112,961)

		(220,823)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.5)%
SL Green Realty Corp.	(5,408)	(433,019)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.5)%
Brookfield Office Properties, Inc.	(12,089)	(200,194)
Forest City Enterprises, Inc. Class A	(3,841)	(60,880)
St Joe Co. (The)	(11,314)	(220,623)

		(481,697)

ROAD AND RAIL — (0.5)%
Genesee & Wyoming, Inc. Class A	(7,157)	(478,517)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.0)%
International Rectifier Corp.	(37,030)	(618,031)
MEMC Electronic Materials, Inc.	(127,159)	(349,687)

		(967,718)

SOFTWARE — (0.6)%
Informatica Corp.	(10,411)	(362,407)
Take-Two Interactive Software, Inc.	(21,023)	(219,270)

		(581,677)

SPECIALTY RETAIL — (1.4)%
Abercrombie & Fitch Co. Class A	(5,065)	(171,805)
CarMax, Inc.	(17,895)	(506,429)
Signet Jewelers Ltd.	(998)	(48,662)
Tiffany & Co.	(9,210)	(569,915)

		(1,296,811)

TEXTILES, APPAREL AND LUXURY GOODS — (0.8)%
Gildan Activewear, Inc.	(20,572)	(651,721)
Under Armour, Inc., Class A	(1,850)	(103,285)

		(755,006)

TRADING COMPANIES AND DISTRIBUTORS — (1.1)%
Air Lease Corp.	(26,371)	(537,968)
Textainer Group Holdings Ltd.	(17,430)	(532,487)

		(1,070,455)

TOTAL COMMON STOCKS SOLD SHORT — (29.3)% (Proceeds $27,904,855)		(27,922,538)

OTHER ASSETS AND LIABILITIES†	(37,781)

TOTAL NET ASSETS — 100.0%	$95,351,548

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $88,829,359.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	113,257,839	—	—
Foreign Common Stocks	8,996,778	—	—
Temporary Cash Investments	213,536	843,714	—
Total Value of Investment Securities	122,468,153	843,714	—

Securities Sold Short
Domestic Common Stocks	(24,403,730)	—	—
Foreign Common Stocks	(3,518,808)	—	—
Total Value of Securities Sold Short	(27,922,538)	—	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$111,848,657
Gross tax appreciation of investments	$14,570,641
Gross tax depreciation of investments	(3,107,431)
Net tax appreciation (depreciation) of investments	$11,463,210
Net tax appreciation (depreciation) on securities sold short	$(19,072)
Net tax appreciation (depreciation)	$11,444,138

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Plus Fund

September 30, 2012

Disciplined Growth Plus - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.0%

AEROSPACE AND DEFENSE — 3.7%
Boeing Co. (The)(1)	864	60,151
Textron, Inc.(1)	1,193	31,221
United Technologies Corp.(1)	893	69,913

		161,285

AIR FREIGHT AND LOGISTICS — 1.1%
FedEx Corp.(1)	297	25,132
United Parcel Service, Inc., Class B(1)	314	22,473

		47,605

AIRLINES — 1.0%
Alaska Air Group, Inc.(1)(2)	500	17,530
Delta Air Lines, Inc.(1)(2)	2,233	20,454
Spirit Airlines, Inc.(2)	296	5,056

		43,040

AUTO COMPONENTS — 0.7%
BorgWarner, Inc.(1)(2)	98	6,773
Gentherm, Inc.(1)(2)	1,752	21,795

		28,568

BEVERAGES — 2.1%
Coca-Cola Co. (The)(1)	1,413	53,595
Monster Beverage Corp.(2)	150	8,124
PepsiCo, Inc.(1)	444	31,422

		93,141

BIOTECHNOLOGY — 4.1%
Alexion Pharmaceuticals, Inc.(2)	33	3,775
Amgen, Inc.(1)	566	47,725
Biogen Idec, Inc.(1)(2)	189	28,204
Celgene Corp.(1)(2)	385	29,414
Cubist Pharmaceuticals, Inc.(1)(2)	170	8,106
Gilead Sciences, Inc.(1)(2)	415	27,527
Momenta Pharmaceuticals, Inc.(1)(2)	390	5,682
Pharmacyclics, Inc.(1)(2)	150	9,675
United Therapeutics Corp.(1)(2)	221	12,350
Vertex Pharmaceuticals, Inc.(1)(2)	101	5,651

		178,109

BUILDING PRODUCTS — 0.1%
Patrick Industries, Inc.(2)	154	2,382

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.(1)(2)	103	12,669
Greenhill & Co., Inc.(1)	229	11,851
LPL Financial Holdings, Inc.(1)	530	15,126
SEI Investments Co.	194	4,162
T. Rowe Price Group, Inc.(1)	324	20,509

Waddell & Reed Financial, Inc.(1)	612	20,055

		84,372

CHEMICALS — 5.2%
CF Industries Holdings, Inc.(1)	140	31,114
E.I. du Pont de Nemours & Co.(1)	77	3,871
Flotek Industries, Inc.(2)	1,518	19,233
Georgia Gulf Corp.	474	17,168
LyondellBasell Industries NV, Class A(1)	490	25,313
Monsanto Co.(1)	629	57,252
NewMarket Corp.	140	34,507
PPG Industries, Inc.(1)	261	29,973
Rockwood Holdings, Inc.(1)	222	10,345

		228,776

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Mine Safety Appliances Co.	457	17,032
Portfolio Recovery Associates, Inc.(1)(2)	237	24,750

		41,782

COMMUNICATIONS EQUIPMENT — 2.5%
Ambient Corp.(1)(2)	768	4,040
Arris Group, Inc.(2)	1,230	15,732
Harris Corp.	131	6,710
Motorola Solutions, Inc.(1)	500	25,275
QUALCOMM, Inc.(1)	905	56,553

		108,310

COMPUTERS AND PERIPHERALS — 11.2%
Apple, Inc.(1)	581	387,678
Diebold, Inc.	143	4,821
EMC Corp.(1)(2)	2,462	67,139
NCR Corp.(2)	446	10,396
Western Digital Corp.(1)	517	20,023

		490,057

CONSTRUCTION AND ENGINEERING — 1.0%
Argan, Inc.(1)	1,279	22,319
Chicago Bridge & Iron Co. NV New York Shares(1)	603	22,968

		45,287

CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc.(1)(2)	4,235	27,866

CONSUMER FINANCE — 1.0%
American Express Co.(1)	304	17,285
Cash America International, Inc.(1)	571	22,024
Netspend Holdings, Inc.(2)	559	5,495

		44,804

CONTAINERS AND PACKAGING — 0.1%
Owens-Illinois, Inc.(2)	196	3,677

DIVERSIFIED CONSUMER SERVICES — 0.9%
Bridgepoint Education, Inc.(1)(2)	799	8,110
Coinstar, Inc.(1)(2)	461	20,736

Grand Canyon Education, Inc.(2)	354	8,329

		37,175

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.(1)	393	11,562
MarketAxess Holdings, Inc.(1)	477	15,073
Moody's Corp.(1)	373	16,476

		43,111

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Atlantic Tele-Network, Inc.	223	9,585
Verizon Communications, Inc.(1)	1,441	65,666

		75,251

ELECTRICAL EQUIPMENT — 1.7%
Belden, Inc.(1)	822	30,315
Emerson Electric Co.(1)	226	10,909
EnerSys(2)	671	23,680
Roper Industries, Inc.	70	7,692

		72,596

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
GSI Group, Inc.(2)	426	3,796

ENERGY EQUIPMENT AND SERVICES — 1.0%
National Oilwell Varco, Inc.(1)	94	7,530
Schlumberger Ltd.(1)	272	19,674
Willbros Group, Inc.(2)	2,631	14,128

		41,332

FOOD AND STAPLES RETAILING — 2.1%
Costco Wholesale Corp.(1)	88	8,811
CVS Caremark Corp.(1)	844	40,866
Kroger Co. (The)(1)	594	13,983
Rite Aid Corp.(1)(2)	4,170	4,879
Wal-Mart Stores, Inc.(1)	342	25,240

		93,779

FOOD PRODUCTS — 1.9%
Alico, Inc.	98	3,061
Campbell Soup Co.(1)	881	30,677
Darling International, Inc.(2)	131	2,396
Dean Foods Co.(1)(2)	2,001	32,716
Mead Johnson Nutrition Co.(1)	205	15,022

		83,872

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
Align Technology, Inc.(2)	102	3,771
C.R. Bard, Inc.	108	11,302
Cooper Cos., Inc. (The)(1)	102	9,635
Medtronic, Inc.(1)	815	35,143
Orthofix International NV(2)	512	22,912
ResMed, Inc.	102	4,128
RTI Biologics, Inc.(1)(2)	2,053	8,561
St. Jude Medical, Inc.(1)	942	39,686

Thoratec Corp.(1)(2)	540	18,684
Zimmer Holdings, Inc.	340	22,991

		176,813

HEALTH CARE PROVIDERS AND SERVICES — 0.8%
McKesson Corp.(1)	389	33,466

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.(1)(2)	34	2,632

HOTELS, RESTAURANTS AND LEISURE — 5.2%
Bally Technologies, Inc.(2)	704	34,771
Bob Evans Farms, Inc.(1)	515	20,152
Cracker Barrel Old Country Store, Inc.	247	16,576
Domino's Pizza, Inc.(1)	212	7,992
International Game Technology(1)	995	13,024
McDonald's Corp.(1)	284	26,057
Penn National Gaming, Inc.(1)(2)	563	24,265
Shuffle Master, Inc.(2)	1,028	16,253
Sonic Corp.(1)(2)	1,136	11,667
Wynn Resorts Ltd.(1)	172	19,856
Yum! Brands, Inc.(1)	540	35,824

		226,437

HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.(1)	788	32,891

HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.(1)	349	18,842

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.(1)	487	45,008
Danaher Corp.(1)	704	38,826

		83,834

INSURANCE — 1.3%
Allied World Assurance Co. Holdings AG(1)	127	9,811
Homeowners Choice, Inc.(1)	1,456	34,216
Marsh & McLennan Cos., Inc.(1)	193	6,548
Validus Holdings Ltd.(1)	213	7,223

		57,798

INTERNET AND CATALOG RETAIL — 1.8%
Amazon.com, Inc.(1)(2)	114	28,993
Orbitz Worldwide, Inc.(1)(2)	4,802	12,245
PetMed Express, Inc.(1)	1,558	15,642
priceline.com, Inc.(1)(2)	37	22,893

		79,773

INTERNET SOFTWARE AND SERVICES — 4.1%
Ancestry.com, Inc.(1)(2)	960	28,877
Google, Inc., Class A(1)(2)	166	125,247
IAC/InterActiveCorp(1)	180	9,371
VistaPrint NV(1)(2)	471	16,084

		179,579

IT SERVICES — 8.4%
Accenture plc, Class A(1)	681	47,690

Alliance Data Systems Corp.(1)(2)	17	2,413
CACI International, Inc., Class A(1)(2)	274	14,190
CSG Systems International, Inc.(2)	408	9,176
Gartner, Inc.(2)	51	2,351
International Business Machines Corp.(1)	518	107,459
Jack Henry & Associates, Inc.(1)	162	6,140
MasterCard, Inc., Class A(1)	103	46,502
MoneyGram International, Inc.(1)(2)	563	8,411
SAIC, Inc.(1)	1,554	18,710
Teradata Corp.(2)	72	5,430
Total System Services, Inc.(1)	905	21,449
Unisys Corp.(1)(2)	373	7,766
Visa, Inc., Class A(1)	518	69,557

		367,244

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.(1)	363	29,356

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Agilent Technologies, Inc.(1)	508	19,533
Life Technologies Corp.(2)	231	11,291

		30,824

MACHINERY — 4.5%
Actuant Corp., Class A(1)	577	16,514
Caterpillar, Inc.(1)	276	23,747
Cummins, Inc.(1)	431	39,742
Flow International Corp.(1)(2)	4,203	15,551
Ingersoll-Rand plc	207	9,278
Parker-Hannifin Corp.(1)	419	35,020
Sauer-Danfoss, Inc.(1)	642	25,815
WABCO Holdings, Inc.(1)(2)	436	25,144
Wabtec Corp.(1)	61	4,898

		195,709

MEDIA — 3.5%
Arbitron, Inc.(1)	665	25,203
Carmike Cinemas, Inc.(2)	470	5,287
CBS Corp., Class B(1)	412	14,968
Cinemark Holdings, Inc.	234	5,249
Comcast Corp., Class A(1)	1,223	43,747
Regal Entertainment Group Class A(1)	1,788	25,157
Sirius XM Radio, Inc.(1)(2)	12,455	32,383
Time Warner Cable, Inc.	28	2,662

		154,656

METALS AND MINING — 0.9%
Coeur d'Alene Mines Corp.(1)(2)	1,385	39,929

MULTILINE RETAIL — 0.2%
Macy's, Inc.(1)	267	10,044

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Alon USA Energy, Inc.	2,344	32,113
Contango Oil & Gas Co.(2)	395	19,410
Energy XXI Bermuda Ltd.(1)	934	32,643
Rentech, Inc.(2)	4,138	10,180

REX American Resources Corp.(2)	573	10,320
Vaalco Energy, Inc.(2)	546	4,668
Western Refining, Inc.(1)	1,367	35,788

		145,122

PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	129	4,136

PERSONAL PRODUCTS — 1.3%
Estee Lauder Cos., Inc. (The), Class A(1)	223	13,730
Nu Skin Enterprises, Inc., Class A(1)	420	16,309
USANA Health Sciences, Inc.(1)(2)	615	28,579

		58,618

PHARMACEUTICALS — 7.3%
Abbott Laboratories(1)	1,365	93,584
Allergan, Inc.	466	42,676
Auxilium Pharmaceuticals, Inc.(1)(2)	742	18,149
BioDelivery Sciences International, Inc.(2)	5,547	35,057
Bristol-Myers Squibb Co.(1)	1,335	45,056
Eli Lilly & Co.(1)	970	45,988
Johnson & Johnson	204	14,058
Pozen, Inc.(1)(2)	642	4,257
Warner Chilcott plc Class A(1)	1,419	19,157

		317,982

PROFESSIONAL SERVICES — 2.3%
Corporate Executive Board Co. (The)(1)	638	34,216
Dun & Bradstreet Corp.	429	34,157
Equifax, Inc.	322	14,999
Robert Half International, Inc.	348	9,267
RPX Corp.(2)	533	5,975

		98,614

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Extra Space Storage, Inc.	93	3,092
Simon Property Group, Inc.(1)	27	4,099
Taubman Centers, Inc.(1)	30	2,302

		9,493

ROAD AND RAIL — 1.1%
Celadon Group, Inc.	1,079	17,339
J.B. Hunt Transport Services, Inc.	125	6,505
Union Pacific Corp.(1)	201	23,859

		47,703

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Micro Devices, Inc.(1)(2)	3,766	12,691
Analog Devices, Inc.	480	18,811
Avago Technologies Ltd.(1)	438	15,271
Broadcom Corp., Class A(1)	1,095	37,865
Cypress Semiconductor Corp.(1)	863	9,251
Intel Corp.(1)	822	18,643
Lam Research Corp.(2)	286	9,091
LSI Corp.(1)(2)	4,164	28,773
Maxim Integrated Products, Inc.(1)	282	7,507

Skyworks Solutions, Inc.(2)	484	11,406
Texas Instruments, Inc.(1)	629	17,329

		186,638

SOFTWARE — 10.7%
Adobe Systems, Inc.(2)	751	24,377
Autodesk, Inc.(2)	281	9,377
CA, Inc.	657	16,928
Cadence Design Systems, Inc.(1)(2)	2,312	29,744
Intuit, Inc.(1)	376	22,139
JDA Software Group, Inc.(1)(2)	418	13,284
Mentor Graphics Corp.(1)(2)	1,752	27,121
Microsoft Corp.(1)	3,858	114,891
Oracle Corp.(1)	3,336	105,051
Symantec Corp.(1)(2)	1,911	34,398
Synopsys, Inc.(1)(2)	897	29,619
TiVo, Inc.(1)(2)	1,093	11,400
VMware, Inc., Class A(1)(2)	265	25,636
Zynga, Inc. Class A(1)(2)	1,699	4,825

		468,790

SPECIALTY RETAIL — 5.8%
Advance Auto Parts, Inc.(1)	302	20,669
Foot Locker, Inc.(1)	827	29,358
Home Depot, Inc. (The)(1)	1,481	89,408
O'Reilly Automotive, Inc.(1)(2)	319	26,675
PetSmart, Inc.(1)	515	35,525
Sally Beauty Holdings, Inc.(2)	223	5,595
Select Comfort Corp.(1)(2)	90	2,839
TJX Cos., Inc. (The)(1)	945	42,327
Vitamin Shoppe, Inc.(1)(2)	47	2,741

		255,137

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Coach, Inc.(1)	425	23,808
Crocs, Inc.(1)(2)	1,179	19,112
Fifth & Pacific Cos., Inc.(2)	196	2,505
PVH Corp.	28	2,624
RG Barry Corp.	358	5,277

		53,326

THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)(2)	1,248	34,208

TOBACCO — 2.3%
Philip Morris International, Inc.(1)	1,139	102,442

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc.(1)(2)	1,059	8,409
NTELOS Holdings Corp.	344	5,975

		14,384

TOTAL COMMON STOCKS (Cost $5,135,697)		5,596,393

TEMPORARY CASH INVESTMENTS — 3.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $62,763), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $61,500)		61,499
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $37,658), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $36,900)		36,900
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $12,538), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $12,300)		12,300
SSgA U.S. Government Money Market Fund	27,233	27,233

TOTAL TEMPORARY CASH INVESTMENTS (Cost $137,932)		137,932

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 131.2% (Cost $5,273,629)		5,734,325

COMMON STOCKS SOLD SHORT — (29.0)%

AIR FREIGHT AND LOGISTICS — (0.1)%
Pacer International, Inc.	(1,305)	(5,194)

AIRLINES — (0.2)%
Hawaiian Holdings, Inc.	(1,285)	(7,183)

AUTO COMPONENTS — (0.4)%
Goodyear Tire & Rubber Co. (The)	(1,374)	(16,749)

BIOTECHNOLOGY — (0.6)%
Biospecifics Technologies Corp.	(179)	(3,476)
Idenix Pharmaceuticals, Inc.	(732)	(3,345)
Incyte Corp. Ltd.	(319)	(5,758)
Ironwood Pharmaceuticals, Inc.	(620)	(7,924)
Theravance, Inc.	(273)	(7,074)

		(27,577)

BUILDING PRODUCTS — (0.9)%
Insteel Industries, Inc.	(3,182)	(37,325)
USG Corp.	(144)	(3,161)

		(40,486)

CAPITAL MARKETS — (1.5)%
BGC Partners, Inc. Class A	(1,915)	(9,384)
Ladenburg Thalmann Financial Services, Inc.	(12,064)	(15,924)
Stifel Financial Corp.	(554)	(18,614)
Virtus Investment Partners, Inc.	(246)	(21,156)

		(65,078)

CHEMICALS — (0.5)%
Calgon Carbon Corp.	(877)	(12,550)
Scotts Miracle-Gro Co. (The), Class A	(217)	(9,433)

		(21,983)

COMMERCIAL BANKS — (0.9)%
Bank of the Ozarks, Inc.	(473)	(16,304)

Texas Capital Bancshares, Inc.	(476)	(23,662)

		(39,966)

COMMERCIAL SERVICES AND SUPPLIES — (0.5)%
Heritage-Crystal Clean, Inc.	(665)	(13,200)
Interface, Inc.	(769)	(10,159)

		(23,359)

COMMUNICATIONS EQUIPMENT — (1.5)%
InterDigital, Inc.	(913)	(34,037)
Viasat, Inc.	(853)	(31,885)

		(65,922)

COMPUTERS AND PERIPHERALS — (0.3)%
Fusion-io, Inc.	(403)	(12,199)

CONSTRUCTION AND ENGINEERING — (0.3)%
MasTec, Inc.	(566)	(11,150)

DIVERSIFIED CONSUMER SERVICES — (0.2)%
National American University Holdings, Inc.	(790)	(3,950)
Sotheby's	(103)	(3,245)

		(7,195)

ELECTRIC UTILITIES — (0.1)%
ITC Holdings Corp.	(40)	(3,023)

ELECTRICAL EQUIPMENT — (0.2)%
General Cable Corp.	(269)	(7,903)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.5)%
Maxwell Technologies, Inc.	(546)	(4,433)
Rogers Corp.	(369)	(15,631)

		(20,064)

ENERGY EQUIPMENT AND SERVICES — (1.1)%
Atwood Oceanics, Inc.	(494)	(22,452)
Lufkin Industries, Inc.	(128)	(6,889)
SEACOR Holdings, Inc.	(217)	(18,089)

		(47,430)

GAS UTILITIES — (0.9)%
Piedmont Natural Gas Co., Inc.	(579)	(18,806)
South Jersey Industries, Inc.	(422)	(22,336)

		(41,142)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.5)%
Derma Sciences, Inc.	(362)	(3,758)
Merit Medical Systems, Inc.	(193)	(2,882)
Symmetry Medical, Inc.	(1,514)	(14,973)

		(21,613)

HEALTH CARE PROVIDERS AND SERVICES — (0.4)%
HMS Holdings Corp.	(576)	(19,256)

HOTELS, RESTAURANTS AND LEISURE — (0.3)%
BJ's Restaurants, Inc.	(100)	(4,535)
Carrols Restaurant Group, Inc.	(625)	(3,600)

MTR Gaming Group, Inc.	(1,597)	(6,723)

		(14,858)

HOUSEHOLD DURABLES — (0.2)%
NVR, Inc.	(11)	(9,290)

INSURANCE — (0.2)%
Flagstone Reinsurance Holdings SA	(834)	(7,164)

INTERNET SOFTWARE AND SERVICES — (1.1)%
Internap Network Services Corp.	(4,025)	(28,376)
Vocus, Inc.	(1,005)	(20,161)

		(48,537)

IT SERVICES — (0.8)%
Global Payments, Inc.	(625)	(26,144)
ServiceSource International, Inc.	(768)	(7,880)

		(34,024)

LIFE SCIENCES TOOLS AND SERVICES — (0.2)%
Covance, Inc.	(186)	(8,684)

MACHINERY — (1.9)%
Colfax Corp.	(866)	(31,756)
SPX Corp.	(408)	(26,687)
Wabash National Corp.	(3,727)	(26,574)

		(85,017)

MEDIA — (0.5)%
Clear Channel Outdoor Holdings, Inc. Class A	(1,660)	(9,927)
MDC Partners, Inc. Class A	(829)	(10,230)

		(20,157)

METALS AND MINING — (1.5)%
AK Steel Holding Corp.	(4,711)	(22,613)
Allied Nevada Gold Corp.	(214)	(8,359)
Tahoe Resources, Inc.	(1,728)	(35,182)

		(66,154)

OIL, GAS AND CONSUMABLE FUELS — (1.7)%
Endeavour International Corp.	(1,706)	(16,497)
Kodiak Oil & Gas Corp.	(2,904)	(27,182)
Oasis Petroleum, Inc.	(69)	(2,033)
Pioneer Natural Resources Co.	(131)	(13,676)
World Fuel Services Corp.	(418)	(14,885)

		(74,273)

PHARMACEUTICALS — (1.0)%
Akorn, Inc.	(1,253)	(16,565)
Depomed, Inc.	(3,372)	(19,928)
Impax Laboratories, Inc.	(222)	(5,763)

		(42,256)

PROFESSIONAL SERVICES — (0.6)%
Hill International, Inc.	(5,559)	(24,237)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.1)%
Rayonier, Inc.	(86)	(4,215)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.8)%
CBRE Group, Inc.	(1,165)	(21,448)
St Joe Co. (The)	(807)	(15,736)

		(37,184)

ROAD AND RAIL — (0.7)%
Genesee & Wyoming, Inc. Class A	(492)	(32,895)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.0)%
MEMC Electronic Materials, Inc.	(7,975)	(21,931)
SunPower Corp.	(4,937)	(22,266)

		(44,197)

SOFTWARE — (1.4)%
Concur Technologies, Inc.	(292)	(21,529)
Solera Holdings, Inc.	(109)	(4,782)
Take-Two Interactive Software, Inc.	(3,526)	(36,776)

		(63,087)

SPECIALTY RETAIL — (0.8)%
bebe stores, Inc.	(730)	(3,504)
CarMax, Inc.	(915)	(25,894)
Tiffany & Co.	(102)	(6,312)

		(35,710)

TEXTILES, APPAREL AND LUXURY GOODS — (0.1)%
Deckers Outdoor Corp.	(99)	(3,627)

THRIFTS AND MORTGAGE FINANCE — (0.9)%
BofI Holding, Inc.	(529)	(13,780)
Meridian Interstate Bancorp, Inc.	(1,437)	(23,711)

		(37,491)

TRADING COMPANIES AND DISTRIBUTORS — (1.6)%
CAI International, Inc.	(982)	(20,151)
H&E Equipment Services, Inc.	(187)	(2,266)
SeaCube Container Leasing Ltd.	(1,105)	(20,719)
TAL International Group, Inc.	(126)	(4,281)
Textainer Group Holdings Ltd.	(683)	(20,866)

		(68,283)

TOTAL COMMON STOCKS SOLD SHORT — (29.0)% (Proceeds $1,216,542)		(1,265,812)

OTHER ASSETS AND LIABILITIES — (2.2)%		(97,845)

TOTAL NET ASSETS — 100.0%		$4,370,668

Notes to Schedule of Investments
CBOE	-	Chicago Board Options Exchange

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $3,721,179.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	5,335,152	—	—
Foreign Common Stocks	261,241	—	—
Temporary Cash Investments	27,233	110,699	—
Total Value of Investment Securities	5,623,626	110,699	—

Securities Sold Short
Domestic Common Stocks	(1,258,648)	—	—
Foreign Common Stocks	(7,164)	—	—
Total Value of Securities Sold Short	(1,265,812)	—	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,275,100
Gross tax appreciation of investments	$599,313
Gross tax depreciation of investments	(140,088)
Net tax appreciation (depreciation) of investments	$459,225
Net tax appreciation (depreciation) on securities sold short	$(51,381)
Net tax appreciation (depreciation)	$407,844

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

September 30, 2012

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 4.1%
Boeing Co. (The)	19,081	1,328,419
Rockwell Collins, Inc.	5,825	312,453
Textron, Inc.	26,683	698,294
United Technologies Corp.	20,799	1,628,354

		3,967,520

AIR FREIGHT AND LOGISTICS — 1.2%
FedEx Corp.	7,605	643,535
United Parcel Service, Inc., Class B	7,500	536,775

		1,180,310

AIRLINES — 1.2%
Alaska Air Group, Inc.(1)	3,897	136,629
Delta Air Lines, Inc.(1)	56,594	518,401
Spirit Airlines, Inc.(1)	27,436	468,607

		1,123,637

AUTO COMPONENTS — 0.1%
Gentherm, Inc.(1)	7,354	91,484

BEVERAGES — 2.3%
Coca-Cola Co. (The)	30,956	1,174,161
Monster Beverage Corp.(1)	7,347	397,913
PepsiCo, Inc.	9,789	692,768

		2,264,842

BIOTECHNOLOGY — 4.4%
Amgen, Inc.	13,042	1,099,701
Biogen Idec, Inc.(1)	7,730	1,153,548
Celgene Corp.(1)	15,080	1,152,112
Pharmacyclics, Inc.(1)	545	35,152
United Therapeutics Corp.(1)	14,294	798,749

		4,239,262

CAPITAL MARKETS — 0.2%
SEI Investments Co.	9,001	193,071

CHEMICALS — 4.3%
CF Industries Holdings, Inc.	4,032	896,072
Flotek Industries, Inc.(1)	15,437	195,587
LyondellBasell Industries NV, Class A	14,410	744,420
Monsanto Co.	14,926	1,358,564
NewMarket Corp.	3,008	741,412
PPG Industries, Inc.	1,446	166,059

		4,102,114

COMMUNICATIONS EQUIPMENT — 0.8%
QUALCOMM, Inc.	11,919	744,818

COMPUTERS AND PERIPHERALS — 11.0%
Apple, Inc.	13,435	8,964,638
EMC Corp.(1)	54,237	1,479,043

Western Digital Corp.	4,196	162,511

		10,606,192

CONSTRUCTION AND ENGINEERING — 0.7%
Chicago Bridge & Iron Co. NV New York Shares	16,961	646,044

CONSUMER FINANCE — 0.8%
American Express Co.	9,701	551,599
World Acceptance Corp.(1)	3,615	243,832

		795,431

DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc., Class A(1)	910	26,436
Coinstar, Inc.(1)	9,783	440,039

		466,475

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Verizon Communications, Inc.	44,765	2,039,941

ENERGY EQUIPMENT AND SERVICES — 0.6%
Schlumberger Ltd.	7,502	542,620

FOOD AND STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	4,624	462,978
CVS Caremark Corp.	18,945	917,317
Kroger Co. (The)	17,786	418,682
Wal-Mart Stores, Inc.	13,496	996,005
Whole Foods Market, Inc.	2,707	263,662

		3,058,644

FOOD PRODUCTS — 1.3%
Campbell Soup Co.	23,135	805,561
Darling International, Inc.(1)	14,574	266,558
Dean Foods Co.(1)	11,274	184,330

		1,256,449

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Medtronic, Inc.	18,135	781,981
St. Jude Medical, Inc.	21,120	889,785
Zimmer Holdings, Inc.	2,080	140,650

		1,812,416

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
McKesson Corp.	10,277	884,130
WellPoint, Inc.	4,643	269,341

		1,153,471

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.(1)	9,180	710,624

HOTELS, RESTAURANTS AND LEISURE — 1.6%
Bally Technologies, Inc.(1)	7,207	355,954
Cracker Barrel Old Country Store, Inc.	4,261	285,956
McDonald's Corp.	5,222	479,118
Shuffle Master, Inc.(1)	25,519	403,455
Yum! Brands, Inc.	975	64,682

		1,589,165

HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	18,035	752,781

HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	2,296	123,961
Kimberly-Clark Corp.	997	85,523

		209,484

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	6,692	618,475
Danaher Corp.	15,530	856,479

		1,474,954

INSURANCE — 2.0%
Homeowners Choice, Inc.	18,717	439,849
Marsh & McLennan Cos., Inc.	13,528	459,005
Travelers Cos., Inc. (The)	8,319	567,855
Validus Holdings Ltd.	13,181	446,968

		1,913,677

INTERNET AND CATALOG RETAIL — 0.6%
Amazon.com, Inc.(1)	1,452	369,273
Expedia, Inc.	831	48,065
PetMed Express, Inc.	17,327	173,963

		591,301

INTERNET SOFTWARE AND SERVICES — 3.0%
Google, Inc., Class A(1)	3,641	2,747,135
IAC/InterActiveCorp	2,021	105,213

		2,852,348

IT SERVICES — 6.9%
Accenture plc, Class A	17,455	1,222,373
International Business Machines Corp.	10,864	2,253,737
MasterCard, Inc., Class A	1,229	554,869
Teradata Corp.(1)	8,973	676,654
Total System Services, Inc.	20,160	477,792
Visa, Inc., Class A	10,647	1,429,679

		6,615,104

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
LeapFrog Enterprises, Inc.(1)	6,339	57,178
Polaris Industries, Inc.	3,732	301,807

		358,985

LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Agilent Technologies, Inc.	16,630	639,424
Life Technologies Corp.(1)	8,648	422,714

		1,062,138

MACHINERY — 2.8%
Caterpillar, Inc.	204	17,552
Cummins, Inc.	9,802	903,843
Ingersoll-Rand plc	6,221	278,825
Parker-Hannifin Corp.	9,364	782,643
Sauer-Danfoss, Inc.	13,971	561,774

WABCO Holdings, Inc.(1)	3,558	205,190

		2,749,827

MEDIA — 2.9%
AMC Networks, Inc.(1)	9,141	397,816
Comcast Corp., Class A	37,929	1,356,720
Regal Entertainment Group Class A	41,826	588,492
Scripps Networks Interactive, Inc. Class A	6,989	427,937

		2,770,965

METALS AND MINING — 0.8%
Coeur d'Alene Mines Corp.(1)	26,762	771,548

MULTILINE RETAIL — 0.7%
Macy's, Inc.	16,944	637,433

OIL, GAS AND CONSUMABLE FUELS — 1.3%
Energy XXI Bermuda Ltd.	19,508	681,805
Vaalco Energy, Inc.(1)	15,599	133,371
Western Refining, Inc.	16,892	442,233

		1,257,409

PERSONAL PRODUCTS — 1.2%
Nu Skin Enterprises, Inc., Class A	10,772	418,277
USANA Health Sciences, Inc.(1)	15,178	705,321

		1,123,598

PHARMACEUTICALS — 4.9%
Abbott Laboratories	30,444	2,087,241
Allergan, Inc.	5,315	486,748
Bristol-Myers Squibb Co.	24,668	832,545
Eli Lilly & Co.	21,512	1,019,884
Johnson & Johnson	454	31,285
Warner Chilcott plc Class A	20,629	278,491

		4,736,194

PROFESSIONAL SERVICES — 1.3%
Acacia Research - Acacia Technologies(1)	1,535	42,074
Dun & Bradstreet Corp.	6,452	513,708
Equifax, Inc.	14,874	692,831

		1,248,613

ROAD AND RAIL — 1.3%
Union Pacific Corp.	10,233	1,214,657

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc.(1)	13,137	44,272
Analog Devices, Inc.	11,995	470,084
Avago Technologies Ltd.	17,803	620,701
Broadcom Corp., Class A	25,253	873,249
Intel Corp.	20,576	466,664
LSI Corp.(1)	77,100	532,761
Skyworks Solutions, Inc.(1)	6,958	163,965
Texas Instruments, Inc.	21,132	582,187

		3,753,883

SOFTWARE — 9.2%
Adobe Systems, Inc.(1)	9,924	322,133

Cadence Design Systems, Inc.(1)	57,738	742,799
Intuit, Inc.	14,128	831,857
Microsoft Corp.	109,284	3,254,477
Oracle Corp.	72,842	2,293,795
Symantec Corp.(1)	44,298	797,364
Synopsys, Inc.(1)	20,026	661,259

		8,903,684

SPECIALTY RETAIL — 6.2%
Advance Auto Parts, Inc.	4,407	301,615
Bed Bath & Beyond, Inc.(1)	7,417	467,271
Foot Locker, Inc.	20,031	711,101
Home Depot, Inc. (The)	33,208	2,004,767
O'Reilly Automotive, Inc.(1)	7,883	659,176
PetSmart, Inc.	10,611	731,947
TJX Cos., Inc. (The)	24,593	1,101,520

		5,977,397

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	1,638	91,761

TOBACCO — 1.8%
Philip Morris International, Inc.	19,443	1,748,703

TOTAL COMMON STOCKS (Cost $83,747,965)		95,400,974

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $662,886), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $649,547)		649,541
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $397,735), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $389,729)		389,724
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $132,428), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $129,909)		129,908
SSgA U.S. Government Money Market Fund	284,918	284,918

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,454,091)		1,454,091

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $85,202,056)		96,855,065

OTHER ASSETS AND LIABILITIES — (0.6)%		(618,864)

TOTAL NET ASSETS — 100.0%		$96,236,201

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	89,728,566	—	—
Foreign Common Stocks	5,672,408	—	—
Temporary Cash Investments	284,918	1,169,173	—
Total Value of Investment Securities	95,685,892	1,169,173	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,377,986
Gross tax appreciation of investments	$12,959,345
Gross tax depreciation of investments	(1,482,266)
Net tax appreciation (depreciation) of investments	$11,477,079

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

September 30, 2012

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 4.5%
Boeing Co. (The)	376,429	26,206,987
L-3 Communications Holdings, Inc.	97,200	6,970,212
Northrop Grumman Corp.	302,640	20,104,375
Raytheon Co.	206,351	11,795,023
Textron, Inc.	388,136	10,157,519
United Technologies Corp.	362,038	28,343,955

		103,578,071

AIR FREIGHT AND LOGISTICS — 1.8%
FedEx Corp.	203,695	17,236,671
United Parcel Service, Inc., Class B	324,095	23,195,479

		40,432,150

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	8,854	310,421
Spirit Airlines, Inc.(1)	100,665	1,719,358

		2,029,779

BEVERAGES — 1.4%
Coca-Cola Co. (The)	344,375	13,062,144
Constellation Brands, Inc., Class A(1)	157,615	5,098,845
Monster Beverage Corp.(1)	228,990	12,402,099
PepsiCo, Inc.	28,356	2,006,754

		32,569,842

BIOTECHNOLOGY — 1.4%
Amgen, Inc.	247,126	20,837,665
United Therapeutics Corp.(1)	219,448	12,262,754

		33,100,419

CHEMICALS — 4.3%
CF Industries Holdings, Inc.	95,950	21,323,928
Huntsman Corp.	425,782	6,356,925
LyondellBasell Industries NV, Class A	380,157	19,638,911
Monsanto Co.	287,319	26,151,775
NewMarket Corp.	25,319	6,240,627
PPG Industries, Inc.	90,369	10,377,976
Valspar Corp.	141,195	7,921,040

		98,011,182

COMMERCIAL BANKS — 1.9%
Bank of Montreal	289,123	17,069,822
BB&T Corp.	395,893	13,127,812
Wells Fargo & Co.	424,541	14,659,401

		44,857,035

COMMERCIAL SERVICES AND SUPPLIES†
Mine Safety Appliances Co.	20,750	773,352

COMMUNICATIONS EQUIPMENT — 1.8%
Brocade Communications Systems, Inc.(1)	624,622	3,694,639

Cisco Systems, Inc.	1,843,224	35,187,146
QUALCOMM, Inc.	56,149	3,508,751

		42,390,536

COMPUTERS AND PERIPHERALS — 6.6%
Apple, Inc.	139,684	93,205,546
EMC Corp.(1)	992,037	27,052,849
Seagate Technology plc	541,202	16,777,262
Western Digital Corp.	406,983	15,762,451

		152,798,108

CONSTRUCTION AND ENGINEERING — 0.6%
Chicago Bridge & Iron Co. NV New York Shares	317,477	12,092,699
URS Corp.	41,651	1,470,697

		13,563,396

CONSUMER FINANCE — 1.5%
American Express Co.	413,451	23,508,824
Cash America International, Inc.	285,224	11,001,090

		34,509,914

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	18,098	525,747
Coinstar, Inc.(1)	110,284	4,960,574

		5,486,321

DIVERSIFIED FINANCIAL SERVICES — 2.7%
Bank of America Corp.	624,080	5,510,626
Interactive Brokers Group, Inc., Class A	24,992	350,388
JPMorgan Chase & Co.	961,231	38,910,631
NYSE Euronext	708,704	17,469,554

		62,241,199

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	1,423,073	53,649,852
Verizon Communications, Inc.	830,026	37,824,285

		91,474,137

ELECTRIC UTILITIES†
Cleco Corp.	10,486	440,202

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Tech Data Corp.(1)	138,272	6,263,722

ENERGY EQUIPMENT AND SERVICES — 0.5%
Helix Energy Solutions Group, Inc.(1)	571,626	10,443,607

FOOD AND STAPLES RETAILING — 2.1%
CVS Caremark Corp.	596,570	28,885,919
Kroger Co. (The)	603,564	14,207,897
Wal-Mart Stores, Inc.	79,771	5,887,100

		48,980,916

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	249,400	6,778,692
Campbell Soup Co.	526,501	18,332,765
Hillshire Brands Co.	111,903	2,996,762

Smithfield Foods, Inc.(1)	856,761	16,835,354

		44,943,573

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Medtronic, Inc.	593,685	25,599,697
St. Jude Medical, Inc.	506,734	21,348,703
Zimmer Holdings, Inc.	3,674	248,436

		47,196,836

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	174,631	12,250,365
McKesson Corp.	231,361	19,903,987
UnitedHealth Group, Inc.	493,562	27,348,270

		59,502,622

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Bally Technologies, Inc.(1)	94,151	4,650,118

HOUSEHOLD DURABLES — 1.1%
Garmin Ltd.	420,516	17,552,338
Newell Rubbermaid, Inc.	362,936	6,928,448

		24,480,786

HOUSEHOLD PRODUCTS — 2.1%
Energizer Holdings, Inc.	140,279	10,466,216
Kimberly-Clark Corp.	261,811	22,458,147
Procter & Gamble Co. (The)	220,463	15,291,314

		48,215,677

INDUSTRIAL CONGLOMERATES — 2.0%
Danaher Corp.	412,408	22,744,301
General Electric Co.	997,763	22,659,198

		45,403,499

INSURANCE — 5.9%
Aflac, Inc.	444,468	21,281,128
Allied World Assurance Co. Holdings AG	179,259	13,847,758
Allstate Corp. (The)	519,967	20,595,893
Assurant, Inc.	157,808	5,886,238
Axis Capital Holdings Ltd.	192,580	6,724,894
Berkshire Hathaway, Inc., Class B(1)	110,524	9,748,217
Everest Re Group Ltd.	126,805	13,563,063
Genworth Financial, Inc., Class A(1)	394,867	2,065,154
Loews Corp.	255,329	10,534,875
MetLife, Inc.	161,096	5,551,368
Protective Life Corp.	5,282	138,441
Prudential Financial, Inc.	382,654	20,858,469
Validus Holdings Ltd.	132,923	4,507,419

		135,302,917

INTERNET AND CATALOG RETAIL†
Expedia, Inc.	15,414	891,546

INTERNET SOFTWARE AND SERVICES — 1.5%
Google, Inc., Class A(1)	46,316	34,945,422

IT SERVICES — 3.3%
Accenture plc, Class A	314,509	22,025,065

International Business Machines Corp.	261,846	54,319,953

		76,345,018

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Agilent Technologies, Inc.	379,704	14,599,619
Life Technologies Corp.(1)	134,499	6,574,311

		21,173,930

MACHINERY — 1.8%
Actuant Corp., Class A	58,417	1,671,895
Cummins, Inc.	98,095	9,045,340
Parker-Hannifin Corp.	229,192	19,155,867
Sauer-Danfoss, Inc.	301,748	12,133,287

		42,006,389

MEDIA — 2.8%
Comcast Corp., Class A	974,473	34,856,899
DISH Network Corp., Class A	491,087	15,032,173
Regal Entertainment Group Class A	743,308	10,458,344
Scholastic Corp.	20,935	665,314
Thomson Reuters Corp.	152,690	4,406,634

		65,419,364

METALS AND MINING — 0.6%
Coeur d'Alene Mines Corp.(1)	499,334	14,395,799

MULTI-UTILITIES — 1.2%
Ameren Corp.	383,619	12,532,833
Public Service Enterprise Group, Inc.	501,534	16,139,364

		28,672,197

MULTILINE RETAIL — 1.2%
Dillard's, Inc., Class A	148,822	10,762,807
Macy's, Inc.	476,121	17,911,672

		28,674,479

OIL, GAS AND CONSUMABLE FUELS — 9.4%
Chevron Corp.	461,507	53,793,256
ConocoPhillips	254,723	14,565,061
Energy XXI Bermuda Ltd.	324,844	11,353,298
Exxon Mobil Corp.	718,877	65,741,302
Marathon Petroleum Corp.	404,232	22,067,025
Occidental Petroleum Corp.	27,472	2,364,240
Phillips 66	105,701	4,901,355
Suncor Energy, Inc.	502,660	16,512,381
Valero Energy Corp.	557,368	17,657,418
Western Refining, Inc.	285,560	7,475,961

		216,431,297

PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	40,672	1,303,944

PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc., Class A	84,368	3,276,009

PHARMACEUTICALS — 7.3%
Abbott Laboratories	489,144	33,535,713
Bristol-Myers Squibb Co.	163,755	5,526,731

Eli Lilly & Co.	568,521	26,953,581
Johnson & Johnson	470,725	32,437,660
Merck & Co., Inc.	546,094	24,628,839
Pfizer, Inc.	1,813,413	45,063,313

		168,145,837

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	47,921	3,815,470
Equifax, Inc.	117,075	5,453,354

		9,268,824

ROAD AND RAIL — 1.0%
Union Pacific Corp.	189,690	22,516,203

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	1,652,908	18,454,718
Broadcom Corp., Class A	327,574	11,327,509
Intel Corp.	803,479	18,222,903
KLA-Tencor Corp.	303,102	14,459,481
Texas Instruments, Inc.	53,596	1,476,570

		63,941,181

SOFTWARE — 5.9%
Activision Blizzard, Inc.	163,652	1,845,995
Adobe Systems, Inc.(1)	466,259	15,134,767
CA, Inc.	513,331	13,225,973
Intuit, Inc.	9,448	556,298
Microsoft Corp.	1,689,146	50,302,768
Oracle Corp.	1,200,562	37,805,697
Symantec Corp.(1)	967,570	17,416,260

		136,287,758

SPECIALTY RETAIL — 4.4%
Advance Auto Parts, Inc.	152,681	10,449,488
Buckle, Inc. (The)	100,467	4,564,216
Foot Locker, Inc.	176,479	6,265,004
GameStop Corp., Class A	82,829	1,739,409
Home Depot, Inc. (The)	557,739	33,670,703
O'Reilly Automotive, Inc.(1)	134,926	11,282,512
PetSmart, Inc.	233,173	16,084,274
TJX Cos., Inc. (The)	393,749	17,636,018

		101,691,624

TOBACCO — 0.6%
Philip Morris International, Inc.	108,639	9,770,992
Universal Corp.	92,087	4,689,070

		14,460,062

TOTAL COMMON STOCKS (Cost $1,858,256,870)		2,283,486,799

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $8,960,051), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $8,779,747)		8,779,667

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $5,376,077), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $5,267,866)		5,267,800
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,789,991), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,755,952)		1,755,934
SSgA U.S. Government Money Market Fund	3,852,269	3,852,269

TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,655,670)		19,655,670

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,877,912,540)		2,303,142,469

OTHER ASSETS AND LIABILITIES — 0.1%		3,215,242

TOTAL NET ASSETS — 100.0%		$2,306,357,711

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	2,111,821,889	—	—
Foreign Common Stocks	171,664,910	—	—
Temporary Cash Investments	3,852,269	15,803,401	—
Total Value of Investment Securities	2,287,339,068	15,803,401	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,890,090,903
Gross tax appreciation of investments	$433,035,468
Gross tax depreciation of investments	(19,983,902)
Net tax appreciation (depreciation) of investments	$413,051,566

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Market Neutral Fund

September 30, 2012

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%

AEROSPACE AND DEFENSE — 2.1%
Huntington Ingalls Industries, Inc.(1)(2)	9,814	412,679
L-3 Communications Holdings, Inc.	1,398	100,251
Northrop Grumman Corp.(1)	4,180	277,677
Textron, Inc.(1)	12,937	338,561

		1,129,168

AIR FREIGHT AND LOGISTICS — 0.6%
FedEx Corp.	4,135	349,904

AIRLINES — 0.5%
Alaska Air Group, Inc.(2)	1,725	60,479
Delta Air Lines, Inc.(2)	8,990	82,348
Spirit Airlines, Inc.(2)	8,829	150,799

		293,626

AUTOMOBILES — 0.7%
Thor Industries, Inc.(1)	11,189	406,384

BEVERAGES — 1.0%
Constellation Brands, Inc., Class A(1)(2)	9,100	294,385
Monster Beverage Corp.(2)	5,037	272,804

		567,189

BIOTECHNOLOGY — 1.2%
Biogen Idec, Inc.(2)	895	133,561
Celgene Corp.(2)	1,809	138,208
Cubist Pharmaceuticals, Inc.(1)(2)	2,908	138,653
Momenta Pharmaceuticals, Inc.(2)	9,141	133,184
United Therapeutics Corp.(2)	2,393	133,721

		677,327

BUILDING PRODUCTS — 0.1%
Lennox International, Inc.	936	45,265

CAPITAL MARKETS — 1.0%
Investment Technology Group, Inc.(1)(2)	20,555	178,829
Waddell & Reed Financial, Inc.(1)	11,500	376,855

		555,684

CHEMICALS — 5.3%
CF Industries Holdings, Inc.(1)	1,557	346,028
Georgia Gulf Corp.(1)	9,315	337,389
Huntsman Corp.(1)	18,833	281,177
LyondellBasell Industries NV, Class A(1)	6,752	348,808
Methanex Corp.(1)	12,707	362,658
Monsanto Co.(1)	3,120	283,982
NewMarket Corp.	1,112	274,086
PPG Industries, Inc.(1)	1,921	220,608
Rockwood Holdings, Inc.(1)	6,712	312,779
W.R. Grace & Co.(2)	2,400	141,792

		2,909,307

COMMERCIAL BANKS — 1.1%
PacWest Bancorp.	4,459	104,207
Regions Financial Corp.(1)	40,334	290,808
TCF Financial Corp.(1)	17,509	209,057

		604,072

COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Mine Safety Appliances Co.	8,708	324,547
Portfolio Recovery Associates, Inc.(2)	1,603	167,401
RR Donnelley & Sons Co.(1)	25,751	272,961
Tetra Tech, Inc.(1)(2)	13,403	351,963

		1,116,872

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc.(1)(2)	19,781	252,999
Brocade Communications Systems, Inc.(1)(2)	50,318	297,631
Ciena Corp.(1)(2)	18,215	247,724
Research In Motion Ltd.(1)(2)	32,738	245,535

		1,043,889

COMPUTERS AND PERIPHERALS — 0.2%
Western Digital Corp.(1)	2,739	106,081

CONSTRUCTION AND ENGINEERING — 0.8%
Chicago Bridge & Iron Co. NV New York Shares(1)	6,810	259,393
Granite Construction, Inc.(1)	6,468	185,761

		445,154

CONSUMER FINANCE — 1.0%
American Express Co.	3,969	225,678
Cash America International, Inc.(1)	8,832	340,650

		566,328

CONTAINERS AND PACKAGING — 1.0%
Graphic Packaging Holding Co.(1)(2)	26,910	156,347
Greif, Inc. Class B	803	39,716
Owens-Illinois, Inc.(1)(2)	18,102	339,594

		535,657

DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Group, Inc., Class A(1)(2)	10,443	303,369
Coinstar, Inc.(1)(2)	6,149	276,582

		579,951

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Interactive Brokers Group, Inc., Class A(1)	19,341	271,161
Moody's Corp.(1)	4,477	197,749
MSCI, Inc., Class A(2)	1,230	44,022
NASDAQ OMX Group, Inc. (The)(1)	9,061	211,076
NYSE Euronext	3,546	87,409

		811,417

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Vonage Holdings Corp.(1)(2)	118,928	271,156

ELECTRIC UTILITIES — 0.2%
Portland General Electric Co.	3,498	94,586

ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.(1)	4,548	287,843
Belden, Inc.(1)	7,050	260,004
Brady Corp., Class A(1)	12,540	367,171
EnerSys(1)(2)	7,395	260,970

		1,175,988

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Celestica, Inc.(1)(2)	49,636	354,401
Itron, Inc.(1)(2)	6,130	264,510
Molex, Inc.(1)	9,855	258,989
Tech Data Corp.(1)(2)	6,679	302,559

		1,180,459

ENERGY EQUIPMENT AND SERVICES — 1.7%
Diamond Offshore Drilling, Inc.(1)	2,888	190,060
Exterran Holdings, Inc.(1)(2)	8,004	162,321
Helix Energy Solutions Group, Inc.(1)(2)	14,949	273,118
RPC, Inc.(1)	24,810	294,991

		920,490

FOOD AND STAPLES RETAILING — 1.0%
CVS Caremark Corp.	7,339	355,355
SUPERVALU, Inc.(1)	70,191	169,160

		524,515

FOOD PRODUCTS — 1.4%
Dean Foods Co.(1)(2)	19,562	319,839
Pilgrim's Pride Corp.(1)(2)	16,656	85,112
Smithfield Foods, Inc.(1)(2)	17,150	336,997

		741,948

GAS UTILITIES — 0.7%
Northwest Natural Gas Co.(1)	7,712	379,739

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Align Technology, Inc.(1)(2)	5,141	190,063
Boston Scientific Corp.(1)(2)	55,849	320,573
Hill-Rom Holdings, Inc.(1)	13,027	378,564
Thoratec Corp.(1)(2)	7,208	249,397

		1,138,597

HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Humana, Inc.(1)	5,023	352,364
McKesson Corp.	4,424	380,597
Select Medical Holdings Corp.(2)	5,015	56,318

		789,279

HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc.(1)(2)	33,059	410,923
Cerner Corp.(2)	470	36,383

		447,306

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Ameristar Casinos, Inc.(1)	8,027	142,880
Bally Technologies, Inc.(2)	7,258	358,473

Brinker International, Inc.(1)	10,391	366,802
Papa John's International, Inc.(2)	3,273	174,811
Penn National Gaming, Inc.(1)(2)	6,308	271,875
Six Flags Entertainment Corp.	5,674	333,631

		1,648,472

HOUSEHOLD DURABLES — 2.5%
Garmin Ltd.	8,874	370,401
Harman International Industries, Inc.(1)	7,038	324,874
Newell Rubbermaid, Inc.(1)	19,772	377,447
PulteGroup, Inc.(1)(2)	18,605	288,378

		1,361,100

HOUSEHOLD PRODUCTS — 1.2%
Energizer Holdings, Inc.	4,502	335,894
Spectrum Brands Holdings, Inc.(1)	8,216	328,722

		664,616

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
AES Corp. (The)(1)(2)	4,279	46,941

INSURANCE — 5.5%
Aflac, Inc.	3,854	184,530
Allied World Assurance Co. Holdings AG(1)	1,128	87,138
Arch Capital Group Ltd.(1)(2)	9,033	376,495
Assurant, Inc.(1)	8,990	335,327
Axis Capital Holdings Ltd.	3,039	106,122
CNA Financial Corp.(1)	2,939	78,765
Everest Re Group Ltd.	3,520	376,499
Loews Corp.(1)	9,100	375,466
Protective Life Corp.(1)	12,066	316,250
Prudential Financial, Inc.(1)	7,065	385,113
Validus Holdings Ltd.(1)	11,391	386,269

		3,007,974

INTERNET SOFTWARE AND SERVICES — 1.3%
Ancestry.com, Inc.(1)(2)	12,134	364,991
AOL, Inc.(1)(2)	918	32,341
Dice Holdings, Inc.(1)(2)	34,102	287,139

		684,471

IT SERVICES — 2.2%
Acxiom Corp.(1)(2)	22,266	406,800
CACI International, Inc., Class A(1)(2)	2,045	105,910
Computer Sciences Corp.	5,670	182,631
Total System Services, Inc.(1)	15,814	374,792
Unisys Corp.(1)(2)	7,100	147,822

		1,217,955

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Polaris Industries, Inc.(1)	906	73,268

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Agilent Technologies, Inc.	7,222	277,686

Life Technologies Corp.(2)	2,796	136,668

		414,354

MACHINERY — 2.9%
Actuant Corp., Class A(1)	10,507	300,710
Cummins, Inc.	2,839	261,784
Lincoln Electric Holdings, Inc.	7,945	310,252
Oshkosh Corp.(2)	4,316	118,388
Parker-Hannifin Corp.(1)	527	44,047
Sauer-Danfoss, Inc.(1)	6,919	278,213
WABCO Holdings, Inc.(1)(2)	4,561	263,033

		1,576,427

MEDIA — 2.7%
AMC Networks, Inc.(2)	1,087	47,306
Comcast Corp., Class A	8,945	319,963
Regal Entertainment Group Class A(1)	26,852	377,808
Scholastic Corp.(1)	12,352	392,546
Sirius XM Radio, Inc.(1)(2)	121,553	316,038

		1,453,661

METALS AND MINING — 2.8%
Coeur d'Alene Mines Corp.(1)(2)	12,787	368,649
Commercial Metals Co.(1)	26,580	350,856
Silver Wheaton Corp.(1)	8,680	344,683
Steel Dynamics, Inc.(1)	26,330	295,686
Teck Resources Ltd.(1)	4,901	144,334

		1,504,208

MULTI-UTILITIES — 1.6%
Ameren Corp.(1)	11,755	384,036
Public Service Enterprise Group, Inc.(1)	10,204	328,365
TECO Energy, Inc.(1)	10,513	186,500

		898,901

MULTILINE RETAIL — 1.1%
Dillard's, Inc., Class A(1)	3,552	256,881
Macy's, Inc.(1)	9,402	353,703

		610,584

OIL, GAS AND CONSUMABLE FUELS — 6.6%
Apache Corp.	3,952	341,729
Chevron Corp.(1)	2,265	264,008
ConocoPhillips(1)	5,243	299,795
Denbury Resources, Inc.(1)(2)	16,083	259,901
Energy XXI Bermuda Ltd.(1)	8,224	287,429
Exxon Mobil Corp.	2,505	229,082
HollyFrontier Corp.	3,187	131,527
Marathon Oil Corp.(1)	12,810	378,792
Marathon Petroleum Corp.(1)	6,867	374,870
Occidental Petroleum Corp.	902	77,626
Suncor Energy, Inc.(1)	7,968	261,749
Tesoro Corp.	2,924	122,516
Valero Energy Corp.	7,594	240,578

Western Refining, Inc.(1)	12,342	323,114

		3,592,716

PAPER AND FOREST PRODUCTS — 0.8%
Buckeye Technologies, Inc.	1,809	57,996
Domtar Corp.(1)	4,499	352,227

		410,223

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	3,556	138,079

PHARMACEUTICALS — 2.2%
Eli Lilly & Co.(1)	5,935	281,378
Merck & Co., Inc.(1)	9,447	426,060
Pfizer, Inc.(1)	11,570	287,515
ViroPharma, Inc.(1)(2)	4,988	150,737
Warner Chilcott plc Class A(1)	2,418	32,643

		1,178,333

PROFESSIONAL SERVICES — 2.1%
Acacia Research - Acacia Technologies(2)	9,880	270,811
Corporate Executive Board Co. (The)(1)	6,603	354,119
Dun & Bradstreet Corp.	4,508	358,927
Equifax, Inc.	2,336	108,811
Robert Half International, Inc.(1)	1,225	32,621

		1,125,289

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
CBL & Associates Properties, Inc.(1)	14,025	299,294
First Industrial Realty Trust, Inc.(1)(2)	24,367	320,182
LaSalle Hotel Properties(1)	9,741	259,987
Lexington Realty Trust(1)	14,844	143,393

		1,022,856

ROAD AND RAIL — 0.6%
Landstar System, Inc.(1)	6,923	327,319

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Micro Devices, Inc.(1)(2)	84,689	285,402
Cypress Semiconductor Corp.(1)	21,980	235,626
Freescale Semiconductor Ltd.(2)	5,631	53,551
KLA-Tencor Corp.(1)	7,720	368,282
LSI Corp.(1)(2)	36,957	255,373
NVIDIA Corp.(1)(2)	29,117	388,421

		1,586,655

SOFTWARE — 4.3%
Activision Blizzard, Inc.(1)	30,069	339,178
Autodesk, Inc.(1)(2)	11,624	387,893
Cadence Design Systems, Inc.(1)(2)	16,000	205,840
Mentor Graphics Corp.(1)(2)	18,180	281,426
NetSuite, Inc.(2)	1,681	107,248
Oracle Corp.(1)	12,238	385,375
Symantec Corp.(1)(2)	14,543	261,774
Synopsys, Inc.(1)(2)	10,394	343,210

		2,311,944

SPECIALTY RETAIL — 6.1%
Aaron's, Inc.(1)	9,872	274,540
Advance Auto Parts, Inc.	3,464	237,076
Best Buy Co., Inc.(1)	19,519	335,532
Buckle, Inc. (The)	5,842	265,402
DSW, Inc., Class A	2,907	193,955
Foot Locker, Inc.(1)	9,930	352,515
GameStop Corp., Class A(1)	16,165	339,465
Hibbett Sports, Inc.(2)	3,921	233,103
Home Depot, Inc. (The)	4,322	260,919
O'Reilly Automotive, Inc.(2)	1,261	105,445
PetSmart, Inc.(1)	4,975	343,176
Vitamin Shoppe, Inc.(2)	6,031	351,728

		3,292,856

TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Carter's, Inc.(2)	2,485	133,793
Crocs, Inc.(1)(2)	19,157	310,535
Fifth & Pacific Cos., Inc.(1)(2)	9,571	122,317
Iconix Brand Group, Inc.(1)(2)	15,158	276,482
Jones Group, Inc. (The)(1)	20,037	257,876

		1,101,003

TOBACCO — 0.7%
Universal Corp.	7,450	379,354

TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Beacon Roofing Supply, Inc.(1)(2)	13,519	385,292
WESCO International, Inc.(2)	917	52,452

		437,744

TOTAL COMMON STOCKS (Cost $47,753,678)		52,474,641

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $168,678), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $165,284)		165,282
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $101,208), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $99,171)		99,170
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $33,698), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $33,056)		33,056
SSgA U.S. Government Money Market Fund	76,525	76,525

TOTAL TEMPORARY CASH INVESTMENTS (Cost $374,033)		374,033

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.2% (Cost $48,127,711)		52,848,674

COMMON STOCKS SOLD SHORT — (95.7)%

AEROSPACE AND DEFENSE — (2.0)%
AAR Corp.	(17,964)	(294,969)
CAE, Inc.	(34,131)	(363,836)

Hexcel Corp.	(14,386)	(345,552)
Precision Castparts Corp.	(455)	(74,320)

		(1,078,677)

AIR FREIGHT AND LOGISTICS — (0.5)%
Atlas Air Worldwide Holdings, Inc.	(5,430)	(280,351)

AUTO COMPONENTS — (1.3)%
Gentex Corp.	(16,601)	(282,383)
Goodyear Tire & Rubber Co. (The)	(9,359)	(114,086)
Johnson Controls, Inc.	(12,374)	(339,048)

		(735,517)

BEVERAGES — (1.5)%
Beam, Inc.	(6,030)	(346,966)
Brown-Forman Corp. Class B	(1,885)	(122,997)
Coca-Cola Co. (The)	(8,498)	(322,329)

		(792,292)

BIOTECHNOLOGY — (0.8)%
Ironwood Pharmaceuticals, Inc.	(10,432)	(133,321)
Medivation, Inc.	(2,630)	(148,227)
Theravance, Inc.	(5,250)	(136,027)

		(417,575)

BUILDING PRODUCTS — (1.4)%
Armstrong World Industries, Inc.	(8,338)	(386,633)
Owens Corning	(12,075)	(404,030)

		(790,663)

CAPITAL MARKETS — (1.2)%
Bank of New York Mellon Corp. (The)	(14,820)	(335,228)
Charles Schwab Corp. (The)	(26,971)	(344,959)
Teton Advisors, Inc., Class B	(20)	(8)

		(680,195)

CHEMICALS — (4.1)%
Air Products & Chemicals, Inc.	(4,520)	(373,804)
Ashland, Inc.	(4,300)	(307,880)
Cabot Corp.	(7,166)	(262,061)
Ecolab, Inc.	(6,141)	(397,998)
Intrepid Potash, Inc.	(9,708)	(208,528)
Olin Corp.	(4,034)	(87,659)
Praxair, Inc.	(3,501)	(363,684)
Sensient Technologies Corp.	(6,656)	(244,674)

		(2,246,288)

COMMERCIAL BANKS — (2.7)%
First Niagara Financial Group, Inc.	(9,592)	(77,599)
First Republic Bank	(10,239)	(352,836)
Iberiabank Corp.	(1,324)	(60,639)
PNC Financial Services Group, Inc.	(4,919)	(310,389)
Texas Capital Bancshares, Inc.	(6,575)	(326,843)
Valley National Bancorp	(31,830)	(318,937)

		(1,447,243)

COMMERCIAL SERVICES AND SUPPLIES — (1.3)%
Geo Group, Inc. (The)	(13,371)	(369,976)
Interface, Inc.	(26,726)	(353,050)

		(723,026)

COMMUNICATIONS EQUIPMENT — (1.5)%
EchoStar Corp. Class A	(4,930)	(141,293)
InterDigital, Inc.	(8,685)	(323,777)
Viasat, Inc.	(9,484)	(354,512)

		(819,582)

COMPUTERS AND PERIPHERALS — (0.9)%
Hewlett-Packard Co.	(10,765)	(183,651)
SanDisk Corp.	(7,043)	(305,877)

		(489,528)

CONSTRUCTION AND ENGINEERING — (1.1)%
Jacobs Engineering Group, Inc.	(7,625)	(308,279)
MasTec, Inc.	(14,122)	(278,203)

		(586,482)

CONSTRUCTION MATERIALS — (0.3)%
Martin Marietta Materials, Inc.	(2,128)	(176,347)

CONTAINERS AND PACKAGING — (0.7)%
Sealed Air Corp.	(23,688)	(366,216)

DISTRIBUTORS — (0.1)%
LKQ Corp.	(3,256)	(60,236)

DIVERSIFIED CONSUMER SERVICES — (0.7)%
K12, Inc.	(2,848)	(57,530)
Sotheby's	(9,536)	(300,384)

		(357,914)

DIVERSIFIED FINANCIAL SERVICES — (0.1)%
Leucadia National Corp.	(1,932)	(43,953)

ELECTRIC UTILITIES — (1.0)%
ITC Holdings Corp.	(2,535)	(191,595)
Northeast Utilities	(9,963)	(380,886)

		(572,481)

ELECTRICAL EQUIPMENT — (2.0)%
General Cable Corp.	(13,242)	(389,050)
GrafTech International Ltd.	(37,435)	(336,541)
II-VI, Inc.	(19,120)	(363,662)

		(1,089,253)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (2.5)%
Anixter International, Inc.	(5,963)	(342,634)
Benchmark Electronics, Inc.	(24,126)	(368,404)
Corning, Inc.	(26,594)	(349,711)
Scansource, Inc.	(9,881)	(316,390)

		(1,377,139)

ENERGY EQUIPMENT AND SERVICES — (3.1)%
Atwood Oceanics, Inc.	(7,467)	(339,375)

FMC Technologies, Inc.	(6,152)	(284,838)
Lufkin Industries, Inc.	(3,835)	(206,400)
Noble Corp.	(9,196)	(329,033)
Rowan Cos. plc	(7,639)	(257,969)
SEACOR Holdings, Inc.	(3,368)	(280,756)

		(1,698,371)

FOOD AND STAPLES RETAILING — (0.5)%
Casey's General Stores, Inc.	(4,872)	(278,386)

FOOD PRODUCTS — (1.7)%
Bunge Ltd.	(4,837)	(324,321)
Flowers Foods, Inc.	(17,885)	(360,919)
Hershey Co. (The)	(3,045)	(215,860)

		(901,100)

GAS UTILITIES — (2.2)%
National Fuel Gas Co.	(5,205)	(281,278)
ONEOK, Inc.	(8,605)	(415,708)
South Jersey Industries, Inc.	(6,190)	(327,637)
WGL Holdings, Inc.	(4,061)	(163,455)

		(1,188,078)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.8)%
DENTSPLY International, Inc.	(8,896)	(339,294)
DexCom, Inc.	(17,959)	(269,924)
Neogen Corp.	(8,632)	(368,586)

		(977,804)

HEALTH CARE PROVIDERS AND SERVICES — (2.9)%
Brookdale Senior Living, Inc.	(2,630)	(61,069)
Centene Corp.	(4,127)	(154,391)
Cigna Corp.	(4,853)	(228,916)
HMS Holdings Corp.	(9,657)	(322,833)
Kindred Healthcare, Inc.	(28,795)	(327,687)
MWI Veterinary Supply, Inc.	(3,382)	(360,792)
WellCare Health Plans, Inc.	(2,262)	(127,916)

		(1,583,604)

HOTELS, RESTAURANTS AND LEISURE — (2.4)%
BJ's Restaurants, Inc.	(4,163)	(188,792)
Darden Restaurants, Inc.	(5,687)	(317,050)
Hyatt Hotels Corp. Class A	(9,795)	(393,269)
MGM Resorts International	(36,621)	(393,676)

		(1,292,787)

HOUSEHOLD DURABLES — (1.5)%
Mohawk Industries, Inc.	(1,125)	(90,022)
NVR, Inc.	(322)	(271,929)
Ryland Group, Inc.	(3,368)	(101,040)
Toll Brothers, Inc.	(11,326)	(376,363)

		(839,354)

HOUSEHOLD PRODUCTS — (0.3)%
Procter & Gamble Co. (The)	(2,420)	(167,851)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(17,000)	(363,630)

INSURANCE — (4.7)%
Alleghany Corp.	(506)	(174,540)
American International Group, Inc.	(10,547)	(345,836)
Aon plc	(5,330)	(278,706)
Berkshire Hathaway, Inc., Class B	(2,367)	(208,769)
Kemper Corp.	(11,337)	(348,159)
OneBeacon Insurance Group Ltd. Class A	(22,216)	(298,583)
Platinum Underwriters Holdings Ltd.	(6,502)	(265,737)
Sun Life Financial, Inc.	(11,964)	(277,924)
White Mountains Insurance Group Ltd.	(690)	(354,204)

		(2,552,458)

INTERNET AND CATALOG RETAIL — (0.1)%
Amazon.com, Inc.	(165)	(41,963)

INTERNET SOFTWARE AND SERVICES — (1.2)%
CoStar Group, Inc.	(4,424)	(360,733)
Equinix, Inc.	(1,429)	(294,445)

		(655,178)

IT SERVICES — (3.1)%
Cognizant Technology Solutions Corp.	(5,856)	(409,452)
Convergys Corp.	(22,180)	(347,561)
Global Payments, Inc.	(8,527)	(356,684)
Paychex, Inc.	(9,058)	(301,541)
VeriFone Systems, Inc.	(10,777)	(300,139)

		(1,715,377)

LIFE SCIENCES TOOLS AND SERVICES — (0.7)%
Covance, Inc.	(7,012)	(327,390)
Waters Corp.	(835)	(69,581)

		(396,971)

MACHINERY — (2.9)%
Colfax Corp.	(8,564)	(314,042)
Flowserve Corp.	(2,395)	(305,937)
Joy Global, Inc.	(6,203)	(347,740)
Navistar International Corp.	(9,009)	(190,000)
PACCAR, Inc.	(1,474)	(58,997)
SPX Corp.	(5,592)	(365,773)

		(1,582,489)

MARINE — (0.1)%
Kirby Corp.	(1,166)	(64,456)

MEDIA — (1.9)%
DreamWorks Animation SKG, Inc., Class A	(17,081)	(328,468)
Imax Corp.	(18,818)	(374,666)
Lions Gate Entertainment Corp.	(19,857)	(303,216)
Morningstar, Inc.	(450)	(28,188)

		(1,034,538)

METALS AND MINING — (4.3)%
AK Steel Holding Corp.	(44,950)	(215,760)
Allied Nevada Gold Corp.	(3,629)	(141,749)
AuRico Gold, Inc.	(20,315)	(141,799)
Carpenter Technology Corp.	(5,886)	(307,955)
Compass Minerals International, Inc.	(4,669)	(348,261)
Hecla Mining Co.	(21,814)	(142,882)
New Gold, Inc.	(11,261)	(137,609)
Newmont Mining Corp.	(3,029)	(169,654)
Silver Standard Resources, Inc.	(17,145)	(274,834)
Thompson Creek Metals Co., Inc.	(59,910)	(170,743)
Titanium Metals Corp.	(20,526)	(263,349)

		(2,314,595)

MULTI-UTILITIES — (0.3)%
Black Hills Corp.	(2,485)	(88,392)
NiSource, Inc.	(2,330)	(59,368)

		(147,760)

MULTILINE RETAIL — (1.8)%
Family Dollar Stores, Inc.	(4,326)	(286,814)
J.C. Penney Co., Inc.	(14,005)	(340,181)
Target Corp.	(5,333)	(338,486)

		(965,481)

OIL, GAS AND CONSUMABLE FUELS — (6.5)%
Anadarko Petroleum Corp.	(2,330)	(162,914)
Approach Resources, Inc.	(8,002)	(241,100)
Bill Barrett Corp.	(15,974)	(395,676)
Cimarex Energy Co.	(4,044)	(236,776)
Consol Energy, Inc.	(3,944)	(118,517)
Enbridge, Inc.	(8,061)	(314,621)
Hess Corp.	(2,013)	(108,139)
Kodiak Oil & Gas Corp.	(31,330)	(293,249)
Northern Oil and Gas, Inc.	(7,297)	(123,976)
Oasis Petroleum, Inc.	(7,870)	(231,929)
Pioneer Natural Resources Co.	(2,273)	(237,301)
Range Resources Corp.	(677)	(47,302)
SM Energy Co.	(5,591)	(302,529)
Spectra Energy Corp.	(12,523)	(367,675)
World Fuel Services Corp.	(9,466)	(337,084)

		(3,518,788)

PAPER AND FOREST PRODUCTS — (1.3)%
Louisiana-Pacific Corp.	(27,161)	(339,512)
MeadWestvaco Corp.	(11,408)	(349,085)

		(688,597)

PHARMACEUTICALS — (0.7)%
Akorn, Inc.	(9,650)	(127,573)
Valeant Pharmaceuticals International, Inc.	(2,476)	(136,849)
VIVUS, Inc.	(5,976)	(106,492)

		(370,914)

PROFESSIONAL SERVICES — (0.5)%
IHS, Inc. Class A	(2,620)	(255,057)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (3.4)%
Equity Lifestyle Properties, Inc.	(4,704)	(320,437)
HCP, Inc.	(5,990)	(266,435)
National Retail Properties, Inc.	(8,806)	(268,583)
Rayonier, Inc.	(6,932)	(339,737)
Senior Housing Properties Trust	(14,217)	(309,646)
SL Green Realty Corp.	(4,176)	(334,373)

		(1,839,211)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.5)%
Brookfield Asset Management, Inc. Class A	(4,000)	(138,040)
Brookfield Office Properties, Inc.	(15,338)	(253,997)
Forest City Enterprises, Inc. Class A	(21,867)	(346,592)
St Joe Co. (The)	(2,987)	(58,247)

		(796,876)

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc. Class A	(4,709)	(314,844)
Hertz Global Holdings, Inc.	(2,035)	(27,941)
Ryder System, Inc.	(2,555)	(99,798)

		(442,583)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.6)%
Cavium, Inc.	(1,151)	(38,363)
International Rectifier Corp.	(19,962)	(333,166)
MEMC Electronic Materials, Inc.	(85,786)	(235,911)
Semtech Corp.	(9,698)	(243,905)

		(851,345)

SOFTWARE — (2.7)%
Concur Technologies, Inc.	(4,741)	(349,554)
Informatica Corp.	(7,419)	(258,256)
Salesforce.com, Inc.	(2,215)	(338,208)
Solera Holdings, Inc.	(8,838)	(387,723)
Take-Two Interactive Software, Inc.	(15,716)	(163,918)

		(1,497,659)

SPECIALTY RETAIL — (4.3)%
Abercrombie & Fitch Co. Class A	(7,220)	(244,902)
AutoNation, Inc.	(6,650)	(290,406)
CarMax, Inc.	(12,727)	(360,174)
JOS A Bank Clothiers, Inc.	(5,516)	(267,416)
Ltd. Brands, Inc.	(7,067)	(348,120)
Signet Jewelers Ltd.	(6,046)	(294,803)
Tiffany & Co.	(4,256)	(263,361)
Urban Outfitters, Inc.	(7,942)	(298,302)

		(2,367,484)

TEXTILES, APPAREL AND LUXURY GOODS — (3.4)%
Columbia Sportswear Co.	(6,179)	(333,666)
Deckers Outdoor Corp.	(3,903)	(143,006)
Fossil, Inc.	(3,284)	(278,155)
Gildan Activewear, Inc.	(11,743)	(372,018)

Under Armour, Inc., Class A	(6,542)	(365,240)
VF Corp.	(2,175)	(346,608)

		(1,838,693)

TRADING COMPANIES AND DISTRIBUTORS — (2.3)%
Air Lease Corp.	(16,853)	(343,801)
Fastenal Co.	(8,165)	(351,013)
GATX Corp.	(778)	(33,018)
TAL International Group, Inc.	(7,124)	(242,074)
Textainer Group Holdings Ltd.	(7,731)	(236,182)
WW Grainger, Inc.	(135)	(28,130)

		(1,234,218)

WIRELESS TELECOMMUNICATION SERVICES — (0.8)%
Crown Castle International Corp.	(5,547)	(355,563)
NII Holdings, Inc.	(9,710)	(76,223)

		(431,786)

TOTAL COMMON STOCKS SOLD SHORT — (95.7)% (Proceeds $51,781,855)		(52,026,400)

OTHER ASSETS AND LIABILITIES(3) — 98.5%		53,524,102

TOTAL NET ASSETS — 100.0%		$54,346,376

Notes to Schedule of Investments
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $38,131,193.

(2)	Non-income producing.
(3)	Amount relates primarily to deposits with broker for securities sold short.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	47,777,857	—	—
Foreign Common Stocks	4,696,784	—	—
Temporary Cash Investments	76,525	297,508	—
Total Value of Investment Securities	52,551,166	297,508	—

Securities Sold Short
Domestic Common Stocks	(48,155,182)	—	—
Foreign Common Stocks	(3,871,218)	—	—
Total Value of Securities Sold Short	(52,026,400)	—	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$48,185,207
Gross tax appreciation of investments	$7,452,319
Gross tax depreciation of investments	(2,788,852)
Net tax appreciation (depreciation) of investments	$4,663,467
Net tax appreciation (depreciation) on securities sold short	$(371,854)
Net tax appreciation (depreciation)	$4,291,613

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

September 30, 2012

Global Gold - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AUSTRALIA — 0.9%
CGA Mining Ltd.(1)	1,559,841	4,442,635
Newcrest Mining Ltd.	163,155	4,931,675

		9,374,310

CANADA — 68.4%
Agnico-Eagle Mines Ltd.	228,022	11,829,033
Agnico-Eagle Mines Ltd. New York Shares	242,200	12,565,336
Alamos Gold, Inc.	162,300	3,154,870
ATAC Resources Ltd.(1)	1,124,700	2,894,407
AuRico Gold, Inc.(1)	1,374,871	9,663,675
Aurizon Mines Ltd.(1)	621,300	3,261,019
B2Gold Corp.(1)	2,533,300	10,152,784
Barrick Gold Corp.	2,934,212	122,532,693
Belo Sun Mining Corp.(1)	4,915,100	6,699,455
Centerra Gold, Inc.	230,400	2,884,980
Continental Gold Ltd.(1)	416,400	3,731,547
Detour Gold Corp.(1)	254,601	7,103,759
Dundee Precious Metals, Inc.(1)	764,300	7,152,436
Eldorado Gold Corp.	2,692,800	41,058,969
First Majestic Silver Corp.(1)	531,700	12,341,973
Franco-Nevada Corp.	335,200	19,758,763
GBS Gold International, Inc.(1)	347,300	1,766
GoGold Resources, Inc.(1)	3,940,000	6,011,596
Gold Standard Ventures Corp.(1)	861,500	1,664,988
Goldcorp, Inc.	2,566,576	117,846,853
Goldcorp, Inc. New York Shares	18,400	843,640
Golden Star Resources Ltd.(1)	785,700	1,574,437
IAMGOLD Corp.	1,494,119	23,693,740
Kinross Gold Corp.	2,382,552	24,380,504
Kinross Gold Corp. New York Shares	1,004,757	10,258,569
Kirkland Lake Gold, Inc.(1)	170,900	2,072,147
Midas Gold Corp.(1)	1,567,250	5,452,136
Nevsun Resources Ltd.	767,300	3,598,060
New Gold, Inc.(1)	2,325,900	28,508,895
Osisko Mining Corp.(1)	1,007,900	9,985,704
Pan American Silver Corp.	148,170	3,177,117
Pan American Silver Corp. NASDAQ Shares	341,800	7,331,610
Premier Gold Mines Ltd.(1)	1,085,100	7,030,909
Rubicon Minerals Corp.(1)	151,300	567,895
Sabina Gold & Silver Corp.(1)	642,400	2,143,294
Sandstorm Gold Ltd.(1)	939,907	12,075,095
Seabridge Gold, Inc.(1)	107,400	2,083,560
SEMAFO, Inc.	638,700	2,917,061
Silver Standard Resources, Inc.(1)	215,400	3,452,862
Silver Wheaton Corp.	1,297,800	51,535,638
Tahoe Resources, Inc.(1)	467,700	9,524,315
Torex Gold Resources, Inc.(1)	4,684,390	10,101,624
Yamana Gold, Inc.	2,295,942	43,859,008

Yamana Gold, Inc. New York Shares	926,381	17,703,141

		686,181,863

JERSEY — 4.9%
Randgold Resources Ltd. ADR	400,400	49,249,200

PERU — 3.4%
Cia de Minas Buenaventura SA ADR	867,600	33,801,696

SOUTH AFRICA — 6.0%
AngloGold Ashanti Ltd.	465,502	16,346,443
AngloGold Ashanti Ltd. ADR	499,676	17,513,644
Gold Fields Ltd.	1,462,510	18,698,719
Great Basin Gold Ltd.(1)	2,127,600	173,134
Harmony Gold Mining Co. Ltd.	867,150	7,257,996

		59,989,936

UNITED KINGDOM — 0.3%
Fresnillo plc	112,003	3,351,380

UNITED STATES — 15.4%
Allied Nevada Gold Corp.(1)	479,600	18,816,165
Coeur d'Alene Mines Corp.(1)	355,259	10,242,117
Gold Resource Corp.	31,700	679,965
Hecla Mining Co.	502,900	3,293,995
Newmont Mining Corp.	1,388,114	77,748,265
Royal Gold, Inc.	442,421	44,180,161

		154,960,668

TOTAL COMMON STOCKS (Cost $433,454,584)		996,909,053

WARRANTS†

CANADA†
GoGold Resources, Inc.(1)	1,923,750	2
Sandstorm Gold Ltd.(1)	115,000	463,228

TOTAL WARRANTS (Cost $—)		463,230

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $2,993,114), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $2,932,884)		2,932,857
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,795,884), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $1,759,736)		1,759,714
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $597,948), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $586,578)		586,572
SSgA U.S. Government Money Market Fund	1,287,032	1,287,032

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,566,175)		6,566,175

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $440,020,759)	1,003,938,458

OTHER ASSETS AND LIABILITIES†	181,675

TOTAL NET ASSETS — 100.0%	$1,004,120,133

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	328,871,589	513,076,796	—
Domestic Common Stocks	136,144,503	18,816,165	—
Warrants	463,230	—	—
Temporary Cash Investments	1,287,032	5,279,143	—
Total Value of Investment Securities	466,766,354	537,172,104	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$448,374,630
Gross tax appreciation of investments	$576,211,157
Gross tax depreciation of investments	(20,647,329)
Net tax appreciation (depreciation) of investments	$555,563,828

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

September 30, 2012

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%

AEROSPACE AND DEFENSE — 4.5%
Boeing Co. (The)	105,154	7,320,821
General Dynamics Corp.	199,468	13,188,824
L-3 Communications Holdings, Inc.	67,559	4,844,656
Lockheed Martin Corp.	80,836	7,548,466
Northrop Grumman Corp.	249,867	16,598,665
Raytheon Co.	22,019	1,258,606
United Technologies Corp.	264,821	20,732,836

		71,492,874

AIR FREIGHT AND LOGISTICS — 1.7%
FedEx Corp.	168,695	14,274,971
United Parcel Service, Inc., Class B	177,273	12,687,429

		26,962,400

AUTOMOBILES — 0.2%
General Motors Co.(1)	115,052	2,617,433

BEVERAGES — 1.0%
Coca-Cola Co. (The)	212,752	8,069,683
Constellation Brands, Inc., Class A(1)	228,945	7,406,371
PepsiCo, Inc.	15,631	1,106,206

		16,582,260

BIOTECHNOLOGY — 1.6%
Amgen, Inc.	273,987	23,102,584
Celgene Corp.(1)	27,015	2,063,946

		25,166,530

CHEMICALS — 2.9%
CF Industries Holdings, Inc.	78,963	17,548,737
Monsanto Co.	198,847	18,099,054
PPG Industries, Inc.	97,381	11,183,234

		46,831,025

COMMERCIAL BANKS — 1.7%
Bank of Montreal	195,560	11,545,862
BB&T Corp.	169,354	5,615,779
Wells Fargo & Co.	304,802	10,524,813

		27,686,454

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Tyco International Ltd.	40,082	2,255,013

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	1,045,515	19,958,881
Research In Motion Ltd.(1)	724,274	5,432,055

		25,390,936

COMPUTERS AND PERIPHERALS — 5.4%
Apple, Inc.	93,880	62,642,369
Dell, Inc.	56,014	552,298
Seagate Technology plc	340,365	10,551,315

Western Digital Corp.	321,702	12,459,518

		86,205,500

CONSTRUCTION AND ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	174,441	6,644,458

CONSUMER FINANCE — 1.2%
American Express Co.	144,417	8,211,551
Cash America International, Inc.	274,281	10,579,018

		18,790,569

DIVERSIFIED CONSUMER SERVICES — 0.8%
H&R Block, Inc.	723,479	12,537,891

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Bank of America Corp.	219,258	1,936,048
JPMorgan Chase & Co.	799,373	32,358,619
NASDAQ OMX Group, Inc. (The)	45,692	1,064,395
NYSE Euronext	474,112	11,686,861

		47,045,923

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
AT&T, Inc.	1,023,035	38,568,419
BCE, Inc.	118,063	5,187,688
Verizon Communications, Inc.	629,403	28,681,895

		72,438,002

ELECTRIC UTILITIES — 0.5%
American Electric Power Co., Inc.	194,873	8,562,720

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Molex, Inc.	120,444	3,165,268
Tech Data Corp.(1)	21,260	963,078

		4,128,346

ENERGY EQUIPMENT AND SERVICES — 0.7%
Helix Energy Solutions Group, Inc.(1)	613,617	11,210,783

FOOD AND STAPLES RETAILING — 1.6%
CVS Caremark Corp.	407,848	19,748,000
SUPERVALU, Inc.	1,309,092	3,154,912
Wal-Mart Stores, Inc.	33,983	2,507,945

		25,410,857

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	198,037	5,382,646
Campbell Soup Co.	342,162	11,914,081
ConAgra Foods, Inc.	467,101	12,887,316
Smithfield Foods, Inc.(1)	20,404	400,939
Tyson Foods, Inc., Class A	163,470	2,618,789

		33,203,771

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
Becton, Dickinson and Co.	82,061	6,446,712
Medtronic, Inc.	268,624	11,583,067
St. Jude Medical, Inc.	113,923	4,799,576

Zimmer Holdings, Inc.	53,337	3,606,648

		26,436,003

HEALTH CARE PROVIDERS AND SERVICES — 2.5%
Humana, Inc.	171,301	12,016,765
McKesson Corp.	50,153	4,314,663
UnitedHealth Group, Inc.	341,546	18,925,064
WellPoint, Inc.	76,717	4,450,353

		39,706,845

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Yum! Brands, Inc.	25,921	1,719,599

HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	298,913	12,476,629

HOUSEHOLD PRODUCTS — 1.5%
Energizer Holdings, Inc.	25,985	1,938,741
Kimberly-Clark Corp.	139,034	11,926,337
Procter & Gamble Co. (The)	146,879	10,187,527

		24,052,605

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	700,529	15,909,014

INSURANCE — 5.8%
ACE Ltd.	193,722	14,645,383
Aflac, Inc.	308,822	14,786,397
Allied World Assurance Co. Holdings AG	149,707	11,564,866
American Financial Group, Inc.	140,640	5,330,256
Assured Guaranty Ltd.	54,342	740,138
Axis Capital Holdings Ltd.	92,891	3,243,754
Berkshire Hathaway, Inc., Class B(1)	61,019	5,381,876
CNA Financial Corp.	10,840	290,512
Everest Re Group Ltd.	54,904	5,872,532
Loews Corp.	37,004	1,526,785
Marsh & McLennan Cos., Inc.	29,051	985,700
Mercury General Corp.	48,732	1,883,492
MetLife, Inc.	218,077	7,514,933
Principal Financial Group, Inc.	87,928	2,368,780
Prudential Financial, Inc.	295,917	16,130,436

		92,265,840

INTERNET SOFTWARE AND SERVICES — 1.1%
Google, Inc., Class A(1)	24,263	18,306,434

IT SERVICES — 4.8%
Accenture plc, Class A	205,794	14,411,754
Computer Sciences Corp.	340,609	10,971,016
International Business Machines Corp.	186,343	38,656,855
SAIC, Inc.	1,058,327	12,742,257

		76,781,882

MACHINERY — 1.8%
Cummins, Inc.	148,668	13,708,676
Parker-Hannifin Corp.	168,276	14,064,508

Sauer-Danfoss, Inc.	46,618	1,874,510

		29,647,694

MEDIA — 2.3%
CBS Corp., Class B	28,798	1,046,231
Comcast Corp., Class A	745,475	26,665,641
Regal Entertainment Group Class A	705,040	9,919,913

		37,631,785

METALS AND MINING — 0.8%
Coeur d'Alene Mines Corp.(1)	40,513	1,167,990
Teck Resources Ltd.	375,954	11,071,845

		12,239,835

MULTI-UTILITIES — 1.8%
Ameren Corp.	177,316	5,792,914
Consolidated Edison, Inc.	68,659	4,111,987
Public Service Enterprise Group, Inc.	415,346	13,365,834
TECO Energy, Inc.	333,085	5,908,928

		29,179,663

MULTILINE RETAIL — 1.5%
Dillard's, Inc., Class A	146,042	10,561,758
Macy's, Inc.	358,541	13,488,312

		24,050,070

OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.	364,990	42,543,234
ConocoPhillips	380,263	21,743,438
Energy XXI Bermuda Ltd.	329,122	11,502,814
Exxon Mobil Corp.	650,490	59,487,311
Marathon Oil Corp.	162,636	4,809,147
Marathon Petroleum Corp.	255,510	13,948,291
Occidental Petroleum Corp.	41,271	3,551,782
Phillips 66	76,408	3,543,039
Suncor Energy, Inc.	31,057	1,020,222
Valero Energy Corp.	436,988	13,843,780

		175,993,058

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp.	40,878	3,200,339

PERSONAL PRODUCTS†
Nu Skin Enterprises, Inc., Class A	8,246	320,192

PHARMACEUTICALS — 8.5%
Abbott Laboratories	412,613	28,288,747
Bristol-Myers Squibb Co.	208,015	7,020,506
Eli Lilly & Co.	445,968	21,143,343
Johnson & Johnson	421,840	29,068,995
Merck & Co., Inc.	363,924	16,412,972
Pfizer, Inc.	1,393,164	34,620,126

		136,554,689

ROAD AND RAIL†
Union Pacific Corp.	3,477	412,720

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.	1,148,491	12,822,902
Intel Corp.	1,067,626	24,213,758
KLA-Tencor Corp.	108,339	5,168,312
Texas Instruments, Inc.	195,016	5,372,691

		47,577,663

SOFTWARE — 5.5%
Activision Blizzard, Inc.	863,902	9,744,814
CA, Inc.	443,584	11,428,942
Microsoft Corp.	1,313,899	39,127,912
Oracle Corp.	502,908	15,836,573
Symantec Corp.(1)	649,193	11,685,474
Synopsys, Inc.(1)	26,687	881,205

		88,704,920

SPECIALTY RETAIL — 3.9%
Best Buy Co., Inc.	602,303	10,353,589
Foot Locker, Inc.	304,087	10,795,089
GameStop Corp., Class A	436,891	9,174,711
Home Depot, Inc. (The)	429,387	25,922,093
PetSmart, Inc.	16,526	1,139,963
Staples, Inc.	519,843	5,988,591

		63,374,036

TOBACCO — 2.3%
Altria Group, Inc.	36,604	1,222,208
Philip Morris International, Inc.	348,093	31,307,484
Universal Corp.	80,570	4,102,624

		36,632,316

TOTAL COMMON STOCKS (Cost $1,166,077,197)		1,564,337,576

TEMPORARY CASH INVESTMENTS — 2.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $17,784,942), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $17,427,057)		17,426,897
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $10,671,059), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $10,456,269)		10,456,138
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $3,552,981), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $3,485,414)		3,485,379
SSgA U.S. Government Money Market Fund	7,647,231	7,647,231

TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,015,645)		39,015,645

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,205,092,842)	1,603,353,221

OTHER ASSETS AND LIABILITIES — 0.1%	1,588,726

TOTAL NET ASSETS — 100.0%	$1,604,941,947

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
452	S&P 500 E-Mini	December 2012	32,412,920	(467,180)

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	1,432,970,909	—	—
Foreign Common Stocks	131,366,667	—	—
Temporary Cash Investments	7,647,231	31,368,414	—
Total Value of Investment Securities	1,571,984,807	31,368,414	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	(467,180)	—	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,209,056,854
Gross tax appreciation of investments	$425,710,738
Gross tax depreciation of investments	(31,414,371)
Net tax appreciation (depreciation) of investments	$394,296,367

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

September 30, 2012

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AUSTRALIA — 9.0%
Australia & New Zealand Banking Group Ltd.	4,341	111,447
Bank of Queensland Ltd.	1,600	12,581
BHP Billiton Ltd.	1,271	43,560
Commonwealth Bank of Australia	1,934	111,882
Flight Centre Ltd.	300	7,341
Iluka Resources Ltd.	450	4,635
Monadelphous Group Ltd.	481	9,829
National Australia Bank Ltd.	1,869	49,418
Telstra Corp. Ltd.	19,208	78,104
Westpac Banking Corp.	4,689	120,868

		549,665

AUSTRIA — 1.0%
Oesterreichische Post AG	1,679	60,089

BELGIUM — 0.3%
Anheuser-Busch InBev NV	227	19,302

DENMARK — 1.3%
Novo Nordisk A/S B Shares	500	78,988

FINLAND — 1.6%
Metso Oyj	1,075	38,417
Nokia Oyj	13,217	34,139
UPM-Kymmene Oyj	2,268	25,633

		98,189

FRANCE — 8.8%
Euler Hermes SA	988	65,348
France Telecom SA	5,270	63,577
Plastic Omnium SA	1,419	35,339
Sanofi	1,493	127,298
Total S.A.	2,570	127,479
Valeo SA	790	36,547
Vinci SA	718	30,582
Vivendi SA	2,700	52,652

		538,822

GERMANY — 7.4%
Allianz SE	403	47,950
Aurubis AG	1,041	60,666
BASF SE	1,360	114,734
Bayer AG	220	18,894
Deutsche Boerse AG	907	50,194
Duerr AG	211	14,054
Gildemeister AG	1,223	21,704
Hannover Rueckversicherung AG	247	15,783
Kabel Deutschland Holding AG(1)	100	7,133
Leoni AG	261	9,747
NORMA Group	700	18,890

ProSiebenSat.1 Media AG Preference Shares	2,940	74,069

		453,818

GREECE — 0.2%
OPAP SA	2,700	13,879

HONG KONG — 3.1%
BOC Hong Kong Holdings Ltd.	22,500	71,527
Hopewell Holdings Ltd.	1,500	5,184
MGM China Holdings Ltd.	36,400	62,998
SJM Holdings Ltd.	22,000	47,836

		187,545

ISRAEL — 1.2%
Delek Group Ltd.	258	43,090
Israel Chemicals Ltd.	2,300	27,915

		71,005

ITALY — 3.2%
Enel SpA	19,453	68,794
ENI SpA	4,533	99,144
Mediaset SpA	6,634	12,455
Telecom Italia SpA	12,755	12,785

		193,178

JAPAN — 20.1%
Ajinomoto Co., Inc.	3,000	47,053
Aoyama Trading Co. Ltd.	500	9,559
Central Japan Railway Co.	400	35,161
Chiyoda Corp.	1,000	15,556
COMSYS Holdings Corp.	1,000	13,954
Daihatsu Motor Co. Ltd.	4,000	66,735
Daiichikosho Co., Ltd.	900	21,624
Daito Trust Construction Co. Ltd.	100	10,059
East Japan Railway Co.	300	19,874
FamilyMart Co. Ltd.	1,100	54,126
Fujitsu Ltd.	13,000	48,808
HIS Co. Ltd.	200	6,286
INPEX Corp.	9	53,684
Japan Tobacco, Inc.	2,400	72,025
JGC Corp.	2,000	66,761
Kao Corp.	2,400	70,733
KDDI Corp.	500	38,826
Kirin Holdings Co. Ltd.	1,000	13,378
Konica Minolta Holdings, Inc.	8,000	61,507
Lawson, Inc.	900	69,195
NET One Systems Co. Ltd.	1,800	22,673
Nippon Telegraph & Telephone Corp.	1,000	47,668
NTT Data Corp.	21	65,901
NTT DoCoMo, Inc.	11	17,845
Otsuka Holdings Co. Ltd.	400	12,404
Resona Holdings, Inc.	14,600	59,867
Seven & I Holdings Co. Ltd.	2,100	64,502
Sohgo Security Services Co. Ltd.	1,400	19,644
Suzuken Co. Ltd.	900	29,927

Suzuki Motor Corp.	600	11,648
Toyoda Gosei Co. Ltd.	2,300	46,065
TS Tech Co. Ltd.	2,000	32,137

		1,225,185

MACAU — 0.7%
Wynn Macau Ltd.	16,800	45,391

NETHERLANDS — 3.6%
CSM	1,182	21,052
Heineken NV	200	11,923
Koninklijke Ahold NV	4,324	54,160
Royal Dutch Shell plc B Shares	3,554	126,143
Unilever CVA	129	4,564

		217,842

NEW ZEALAND — 0.7%
Telecom Corp. of New Zealand Ltd.	21,841	43,082

NORWAY — 2.3%
Statoil ASA	651	16,806
STX OSV Holdings Ltd.	39,000	51,642
TGS Nopec Geophysical Co. ASA	2,288	74,644

		143,092

SPAIN — 3.9%
Banco Santander SA(1)	12,023	89,534
Endesa SA	3,196	61,400
Fomento de Construcciones y Contratas SA	1,327	17,308
Mapfre SA	22,397	61,362
Tecnicas Reunidas SA	200	9,298

		238,902

SWEDEN — 2.4%
Billerud AB	1,417	13,213
Hennes & Mauritz AB B Shares	380	13,201
Intrum Justitia AB	4,182	61,118
Scania AB B Shares	3,326	61,013

		148,545

SWITZERLAND — 7.8%
Helvetia Holding AG	173	60,334
Nestle SA	956	60,277
Novartis AG	649	39,713
OC Oerlikon Corp. AG	7,015	67,427
Roche Holding AG	803	150,013
Swiss Life Holding AG	102	12,136
Zurich Financial Services AG	338	84,168

		474,068

UNITED KINGDOM — 20.3%
Afren plc(1)	16,200	36,650
AstraZeneca plc	1,775	84,698
Berendsen plc	3,098	27,289
BHP Billiton plc	3,459	107,523
BP plc	3,065	21,604
British American Tobacco plc	2,490	127,843

Centrica plc	10,342	54,743
Evraz plc	8,300	33,051
GlaxoSmithKline plc	5,724	131,945
HSBC Holdings plc	17,666	163,546
Legal & General Group plc	10,400	22,151
London Stock Exchange Group plc	3,708	56,464
Marks & Spencer Group plc	9,270	53,410
Micro Focus International plc	6,393	60,857
Mondi plc	5,959	60,622
Next plc	727	40,502
Rio Tinto plc	1,031	48,031
Standard Chartered plc	3,667	82,901
Vodafone Group plc	8,721	24,750

		1,238,580

TOTAL COMMON STOCKS (Cost $5,533,654)		6,039,167

EXCHANGE-TRADED FUNDS — 0.2%

iShares MSCI EAFE Index Fund (Cost $8,181)	170	9,010

TEMPORARY CASH INVESTMENTS — 0.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $6,423), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $6,293)		6,293
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,854), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $3,776)		3,776
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,283), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,259)		1,259
SSgA U.S. Government Money Market Fund	2,762	2,762

TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,090)		14,090

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $5,555,925)		6,062,267

OTHER ASSETS AND LIABILITIES — 0.7%		45,582

TOTAL NET ASSETS — 100.0%		$6,107,849

Market Sector Diversification
(as a % of net assets)
Financials	22.4%
Consumer Discretionary	11.4%
Consumer Staples	11.4%
Industrials	11.2%
Health Care	11.1%
Energy	9.2%
Materials	8.9%
Telecommunication Services	5.3%
Information Technology	4.9%
Utilities	3.1%
Diversified	0.2%
Cash and Equivalents*	0.9%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	—	6,039,167	—
Exchange-Traded Funds	9,010	—	—
Temporary Cash Investments	2,762	11,328	—
Total Value of Investment Securities	11,772	6,050,495	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,599,609
Gross tax appreciation of investments	$640,063
Gross tax depreciation of investments	(177,405)
Net tax appreciation (depreciation) of investments	$462,658

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Core Equity Plus Fund

September 30, 2012

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 129.3%

AEROSPACE AND DEFENSE — 4.7%
Boeing Co. (The)	30,901	2,151,328
Huntington Ingalls Industries, Inc.(1)(2)	36,234	1,523,640
L-3 Communications Holdings, Inc.	1,330	95,374
Northrop Grumman Corp.(1)	25,208	1,674,568
Textron, Inc.(1)	55,431	1,450,629
United Technologies Corp.(1)	28,001	2,192,198

		9,087,737

AIR FREIGHT AND LOGISTICS — 2.0%
FedEx Corp.	20,484	1,733,356
United Parcel Service, Inc., Class B(1)	28,646	2,050,194

		3,783,550

AIRLINES — 0.4%
Delta Air Lines, Inc.(1)(2)	44,921	411,476
Spirit Airlines, Inc.(2)	22,809	389,578

		801,054

AUTOMOBILES — 0.1%
Thor Industries, Inc.	3,616	131,333

BEVERAGES — 1.5%
Coca-Cola Co. (The)(1)	27,876	1,057,337
Constellation Brands, Inc., Class A(1)(2)	41,677	1,348,251
Monster Beverage Corp.(2)	5,909	320,031
PepsiCo, Inc.(1)	1,925	136,232

		2,861,851

BIOTECHNOLOGY — 2.5%
Amgen, Inc.(1)	16,212	1,366,996
Biogen Idec, Inc.(1)(2)	6,748	1,007,004
Celgene Corp.(1)(2)	12,567	960,119
Gilead Sciences, Inc.(1)(2)	4,072	270,096
Momenta Pharmaceuticals, Inc.(1)(2)	25,776	375,556
Pharmacyclics, Inc.(2)	7,239	466,915
United Therapeutics Corp.(1)(2)	7,758	433,517

		4,880,203

CAPITAL MARKETS — 1.3%
Investment Technology Group, Inc.(1)(2)	71,858	625,165
Morgan Stanley	62,344	1,043,638
SEI Investments Co.	40,123	860,638

		2,529,441

CHEMICALS — 5.1%
CF Industries Holdings, Inc.(1)	8,082	1,796,144
Georgia Gulf Corp.	28,403	1,028,757
LyondellBasell Industries NV, Class A	7,010	362,136
Monsanto Co.(1)	22,727	2,068,611
NewMarket Corp.	5,664	1,396,063
PPG Industries, Inc.(1)	14,063	1,614,995

Valspar Corp.	27,071	1,518,683

		9,785,389

COMMERCIAL BANKS — 1.5%
Bank of Montreal(1)	20,970	1,238,069
BB&T Corp.	12,955	429,588
Wells Fargo & Co.(1)	36,527	1,261,277

		2,928,934

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Mine Safety Appliances Co.(1)	37,628	1,402,396
Tyco International Ltd.(1)	5,877	330,640

		1,733,036

COMMUNICATIONS EQUIPMENT — 3.2%
Arris Group, Inc.(1)(2)	66,981	856,687
Brocade Communications Systems, Inc.(1)(2)	248,478	1,469,747
Cisco Systems, Inc.(1)	155,042	2,959,752
QUALCOMM, Inc.(1)	12,932	808,121

		6,094,307

COMPUTERS AND PERIPHERALS — 5.7%
Apple, Inc.(1)	11,338	7,565,394
EMC Corp.(1)(2)	81,713	2,228,313
Seagate Technology plc(1)	35,426	1,098,206

		10,891,913

CONSTRUCTION AND ENGINEERING — 0.7%
Chicago Bridge & Iron Co. NV New York Shares(1)	29,300	1,116,037
Granite Construction, Inc.	8,218	236,021

		1,352,058

CONSUMER FINANCE — 1.5%
American Express Co.(1)	34,100	1,938,926
Cash America International, Inc.(1)	25,946	1,000,737

		2,939,663

CONTAINERS AND PACKAGING — 0.2%
Owens-Illinois, Inc.(2)	16,406	307,777

DIVERSIFIED CONSUMER SERVICES — 0.9%
Bridgepoint Education, Inc.(1)(2)	45,850	465,378
Coinstar, Inc.(1)(2)	29,429	1,323,716

		1,789,094

DIVERSIFIED FINANCIAL SERVICES — 4.6%
Bank of America Corp.(1)	269,508	2,379,756
Citigroup, Inc.(1)	32,904	1,076,619
Interactive Brokers Group, Inc., Class A(1)	70,081	982,536
JPMorgan Chase & Co.(1)	83,445	3,377,853
NYSE Euronext(1)	37,716	929,699

		8,746,463

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.(1)	65,037	2,451,895
Verizon Communications, Inc.(1)	64,638	2,945,554

Vonage Holdings Corp.(1)(2)	354,779	808,896

		6,206,345

ELECTRIC UTILITIES — 0.2%
American Electric Power Co., Inc.(1)	6,857	301,297

ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.(1)	13,504	854,668
Belden, Inc.(1)	24,810	914,993
Brady Corp., Class A(1)	36,667	1,073,610
EnerSys(2)	28,343	1,000,224

		3,843,495

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.4%
Celestica, Inc.(1)(2)	152,402	1,088,150
Itron, Inc.(1)(2)	32,811	1,415,795
Molex, Inc.(1)	45,923	1,206,857
Tech Data Corp.(1)(2)	21,404	969,601

		4,680,403

ENERGY EQUIPMENT AND SERVICES — 1.1%
Diamond Offshore Drilling, Inc.(1)	1,785	117,471
Helix Energy Solutions Group, Inc.(1)(2)	82,614	1,509,358
RPC, Inc.	27,259	324,109
Schlumberger Ltd.	1,404	101,551

		2,052,489

FOOD AND STAPLES RETAILING — 2.0%
CVS Caremark Corp.(1)	49,873	2,414,851
SUPERVALU, Inc.(1)	225,989	544,633
Wal-Mart Stores, Inc.(1)	5,260	388,188
Whole Foods Market, Inc.	5,101	496,837

		3,844,509

FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co.(1)	23,034	626,064
Campbell Soup Co.(1)	36,568	1,273,298
ConAgra Foods, Inc.(1)	13,632	376,107
Dean Foods Co.(1)(2)	92,786	1,517,051
Pilgrim's Pride Corp.(2)	45,919	234,646
Smithfield Foods, Inc.(1)(2)	44,653	877,431

		4,904,597

GAS UTILITIES — 0.6%
Northwest Natural Gas Co.(1)	22,175	1,091,897

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.8%
Boston Scientific Corp.(2)	231,530	1,328,982
Covidien plc(1)	26,363	1,566,489
Hill-Rom Holdings, Inc.	11,888	345,465
Intuitive Surgical, Inc.(2)	535	265,162
Medtronic, Inc.(1)	47,929	2,066,699
St. Jude Medical, Inc.(1)	41,499	1,748,353

		7,321,150

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.(1)	16,813	1,179,432
McKesson Corp.(1)	19,284	1,659,003
UnitedHealth Group, Inc.(1)	39,747	2,202,381
WellPoint, Inc.	1,939	112,481

		5,153,297

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Ameristar Casinos, Inc.(1)	54,377	967,910
Bally Technologies, Inc.(2)	30,735	1,518,002
International Game Technology	9,430	123,439
Papa John's International, Inc.(2)	2,126	113,550
Six Flags Entertainment Corp.	21,205	1,246,854
Yum! Brands, Inc.(1)	13,859	919,406

		4,889,161

HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.(1)	35,510	1,482,187
Newell Rubbermaid, Inc.	63,652	1,215,117

		2,697,304

HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co. (The)(1)	18,430	1,278,305

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.(1)	8,858	818,657
Danaher Corp.(1)	34,335	1,893,575
General Electric Co.(1)	79,265	1,800,108

		4,512,340

INSURANCE — 6.2%
Aflac, Inc.(1)	35,724	1,710,465
Allied World Assurance Co. Holdings AG(1)	17,239	1,331,713
Arch Capital Group Ltd.(1)(2)	14,717	613,405
Aspen Insurance Holdings Ltd.	6,455	196,813
Berkshire Hathaway, Inc., Class B(1)(2)	8,107	715,037
CNA Financial Corp.(1)	39,014	1,045,575
Everest Re Group Ltd.	10,801	1,155,275
Loews Corp.(1)	34,236	1,412,577
Marsh & McLennan Cos., Inc.(1)	15,637	530,563
Protective Life Corp.(1)	18,754	491,542
Prudential Financial, Inc.(1)	27,472	1,497,499
Validus Holdings Ltd.(1)	32,995	1,118,861

		11,819,325

INTERNET SOFTWARE AND SERVICES — 2.9%
Ancestry.com, Inc.(1)(2)	45,491	1,368,369
AOL, Inc.(1)(2)	40,053	1,411,067
Dice Holdings, Inc.(1)(2)	119,584	1,006,897
Google, Inc., Class A(1)(2)	1,675	1,263,788
United Online, Inc.(1)	93,590	516,617

		5,566,738

IT SERVICES — 4.1%
Accenture plc, Class A(1)	16,618	1,163,759
Alliance Data Systems Corp.(1)(2)	740	105,043

CACI International, Inc., Class A(1)(2)	19,006	984,321
International Business Machines Corp.(1)	15,903	3,299,077
SAIC, Inc.(1)	34,178	411,503
Unisys Corp.(1)(2)	24,911	518,647
Visa, Inc., Class A(1)	10,621	1,426,188

		7,908,538

LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Agilent Technologies, Inc.(1)	39,132	1,504,625
Life Technologies Corp.(2)	12,366	604,450

		2,109,075

MACHINERY — 3.2%
Actuant Corp., Class A(1)	43,617	1,248,318
Cummins, Inc.(1)	13,706	1,263,830
Ingersoll-Rand plc	12,407	556,082
Parker-Hannifin Corp.(1)	18,605	1,555,006
Sauer-Danfoss, Inc.(1)	35,058	1,409,682
WABCO Holdings, Inc.(2)	1,565	90,254

		6,123,172

MEDIA — 3.2%
Comcast Corp., Class A(1)	80,479	2,878,734
DISH Network Corp., Class A(1)	3,760	115,094
Regal Entertainment Group Class A(1)	87,758	1,234,755
Scholastic Corp.(1)	34,819	1,106,548
Time Warner Cable, Inc.	3,825	363,604
Viacom, Inc., Class B	7,403	396,727

		6,095,462

METALS AND MINING — 0.9%
Coeur d'Alene Mines Corp.(1)(2)	62,673	1,806,863

MULTI-UTILITIES — 1.5%
Ameren Corp.(1)	38,655	1,262,859
Consolidated Edison, Inc.(1)	4,101	245,609
Public Service Enterprise Group, Inc.(1)	44,607	1,435,453

		2,943,921

MULTILINE RETAIL — 1.1%
Dillard's, Inc., Class A(1)	15,853	1,146,489
Macy's, Inc.(1)	23,359	878,765

		2,025,254

OIL, GAS AND CONSUMABLE FUELS — 12.5%
Apache Corp.	14,805	1,280,188
Chevron Corp.(1)	38,784	4,520,663
ConocoPhillips(1)	38,510	2,202,002
Energy XXI Bermuda Ltd.(1)	42,037	1,469,193
Exxon Mobil Corp.(1)	81,540	7,456,833
Marathon Oil Corp.(1)	42,359	1,252,556
Marathon Petroleum Corp.(1)	34,757	1,897,385
Phillips 66	9,970	462,309
Suncor Energy, Inc.(1)	42,451	1,394,515
Valero Energy Corp.(1)	11,585	367,013

Western Refining, Inc.(1)	60,911	1,594,650

		23,897,307

PAPER AND FOREST PRODUCTS — 0.8%
Buckeye Technologies, Inc.	18,615	596,797
Domtar Corp.(1)	13,021	1,019,414

		1,616,211

PERSONAL PRODUCTS — 0.8%
Nu Skin Enterprises, Inc., Class A(1)	37,893	1,471,385

PHARMACEUTICALS — 8.4%
Abbott Laboratories(1)	44,575	3,056,062
Allergan, Inc.	3,374	308,991
Bristol-Myers Squibb Co.(1)	18,117	611,449
Eli Lilly & Co.(1)	47,797	2,266,056
Johnson & Johnson(1)	23,101	1,591,890
Merck & Co., Inc.(1)	77,482	3,494,438
Pfizer, Inc.(1)	166,998	4,149,900
ViroPharma, Inc.(1)(2)	17,268	521,839
Warner Chilcott plc Class A	7,834	105,759

		16,106,384

PROFESSIONAL SERVICES — 1.5%
Corporate Executive Board Co. (The)(1)	18,215	976,871
Dun & Bradstreet Corp.	11,473	913,480
Robert Half International, Inc.(1)	35,884	955,591

		2,845,942

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
LaSalle Hotel Properties(1)	23,094	616,379

ROAD AND RAIL — 0.4%
Union Pacific Corp.(1)	7,168	850,842

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc.(1)(2)	188,617	635,639
Applied Materials, Inc.(1)	110,479	1,233,498
Intel Corp.(1)	88,803	2,014,052
KLA-Tencor Corp.(1)	21,564	1,028,711
LSI Corp.(1)(2)	135,176	934,066
MKS Instruments, Inc.	8,487	216,334

		6,062,300

SOFTWARE — 5.6%
Activision Blizzard, Inc.(1)	34,469	388,810
Adobe Systems, Inc.(2)	9,866	320,250
CA, Inc.	3,531	90,976
Cadence Design Systems, Inc.(1)(2)	102,283	1,315,871
JDA Software Group, Inc.(1)(2)	30,492	969,036
Mentor Graphics Corp.(1)(2)	79,306	1,227,657
Microsoft Corp.(1)	64,209	1,912,144
Oracle Corp.(1)	99,847	3,144,182
Symantec Corp.(1)(2)	79,867	1,437,606

		10,806,532

SPECIALTY RETAIL — 6.1%
Advance Auto Parts, Inc.	12,959	886,914
Bed Bath & Beyond, Inc.(2)	4,955	312,165
Best Buy Co., Inc.(1)	46,053	791,651
Buckle, Inc. (The)(1)	28,937	1,314,608
Foot Locker, Inc.(1)	39,375	1,397,812
GameStop Corp., Class A(1)	45,534	956,214
Home Depot, Inc. (The)(1)	47,609	2,874,155
O'Reilly Automotive, Inc.(2)	13,646	1,141,079
PetSmart, Inc.(1)	20,458	1,411,193
TJX Cos., Inc. (The)	12,340	552,709

		11,638,500

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Crocs, Inc.(2)	17,309	280,579
Fifth & Pacific Cos., Inc.(1)(2)	6,987	89,294
Iconix Brand Group, Inc.(1)(2)	24,218	441,736
Jones Group, Inc. (The)(1)	100,417	1,292,367

		2,103,976

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Beacon Roofing Supply, Inc.(1)(2)	4,755	135,517

TOTAL COMMON STOCKS (Cost $225,655,633)		247,970,015

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $635,060), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $622,281)		622,275
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $381,039), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $373,370)		373,365
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $126,869), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $124,456)		124,455
SSgA U.S. Government Money Market Fund	288,012	288,012

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,408,107)		1,408,107

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.0% (Cost $227,063,740)		249,378,122

COMMON STOCKS SOLD SHORT — (29.5)%

AEROSPACE AND DEFENSE — (0.8)%
AAR Corp.	(36,047)	(591,892)
Hexcel Corp.	(41,974)	(1,008,215)

		(1,600,107)

AIR FREIGHT AND LOGISTICS — (0.7)%
Atlas Air Worldwide Holdings, Inc.	(24,995)	(1,290,492)

BIOTECHNOLOGY — (0.4)%
Ironwood Pharmaceuticals, Inc.	(32,741)	(418,430)

Theravance, Inc.	(15,124)	(391,863)

		(810,293)

BUILDING PRODUCTS — (0.2)%
Owens Corning	(11,242)	(376,157)

CAPITAL MARKETS — (0.2)%
Stifel Financial Corp.	(10,912)	(366,643)

CHEMICALS — (0.1)%
Ashland, Inc.	(3,314)	(237,282)

COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Geo Group, Inc. (The)	(7,512)	(207,857)
Interface, Inc.	(9,581)	(126,565)

		(334,422)

COMMUNICATIONS EQUIPMENT — (1.6)%
InterDigital, Inc.	(42,538)	(1,585,817)
Viasat, Inc.	(38,101)	(1,424,215)

		(3,010,032)

CONSTRUCTION AND ENGINEERING — (0.9)%
MasTec, Inc.	(88,621)	(1,745,834)

CONSTRUCTION MATERIALS — (0.1)%
Vulcan Materials Co.	(3,907)	(184,801)

DIVERSIFIED CONSUMER SERVICES — (0.5)%
Sotheby's	(28,129)	(886,063)

ELECTRICAL EQUIPMENT — (0.6)%
GrafTech International Ltd.	(119,605)	(1,075,249)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.5)%
Scansource, Inc.	(28,884)	(924,866)

ENERGY EQUIPMENT AND SERVICES — (1.6)%
Atwood Oceanics, Inc.	(17,003)	(772,786)
Lufkin Industries, Inc.	(20,328)	(1,094,053)
Noble Corp.	(7,766)	(277,868)
SEACOR Holdings, Inc.	(10,127)	(844,187)

		(2,988,894)

GAS UTILITIES — (0.2)%
ONEOK, Inc.	(9,241)	(446,433)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.1)%
DexCom, Inc.	(56,868)	(854,726)
Neogen Corp.	(27,302)	(1,165,795)

		(2,020,521)

HEALTH CARE PROVIDERS AND SERVICES — (1.4)%
Centene Corp.	(2,544)	(95,171)
HMS Holdings Corp.	(28,765)	(961,614)
Kindred Healthcare, Inc.	(85,034)	(967,687)
WellCare Health Plans, Inc.	(12,080)	(683,124)

		(2,707,596)

HOTELS, RESTAURANTS AND LEISURE — (0.5)%
MGM Resorts International	(97,526)	(1,048,405)

HOUSEHOLD DURABLES — (0.2)%
Toll Brothers, Inc.	(8,928)	(296,677)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(65,367)	(1,398,200)

INSURANCE — (1.0)%
Enstar Group Ltd.	(2,302)	(229,394)
Fairfax Financial Holdings Ltd.	(135)	(52,222)
Kemper Corp.	(5,698)	(174,986)
OneBeacon Insurance Group Ltd. Class A	(18,864)	(253,532)
Platinum Underwriters Holdings Ltd.	(31,434)	(1,284,708)

		(1,994,842)

IT SERVICES — (0.8)%
Global Payments, Inc.	(32,893)	(1,375,914)
VeriFone Systems, Inc.	(6,097)	(169,802)

		(1,545,716)

LIFE SCIENCES TOOLS AND SERVICES — (0.7)%
Covance, Inc.	(30,370)	(1,417,975)

MACHINERY — (1.2)%
Colfax Corp.	(48,305)	(1,771,344)
SPX Corp.	(7,258)	(474,746)

		(2,246,090)

MEDIA — (1.0)%
Imax Corp.	(51,884)	(1,033,011)
Lions Gate Entertainment Corp.	(56,005)	(855,196)

		(1,888,207)

METALS AND MINING — (2.2)%
AK Steel Holding Corp.	(49,767)	(238,882)
AuRico Gold, Inc.	(73,277)	(511,473)
New Gold, Inc.	(40,687)	(497,195)
North American Palladium Ltd.	(160,316)	(304,600)
Rubicon Minerals Corp.	(99,504)	(372,145)
Silver Standard Resources, Inc.	(52,991)	(849,446)
Thompson Creek Metals Co., Inc.	(153,406)	(437,207)
Titanium Metals Corp.	(85,344)	(1,094,964)

		(4,305,912)

MULTILINE RETAIL — (0.2)%
J.C. Penney Co., Inc.	(16,957)	(411,886)

OIL, GAS AND CONSUMABLE FUELS — (3.1)%
Approach Resources, Inc.	(9,045)	(272,526)
Berry Petroleum Co. Class A	(19,511)	(792,732)
Bill Barrett Corp.	(36,127)	(894,866)
Kodiak Oil & Gas Corp.	(128,834)	(1,205,886)
Northern Oil and Gas, Inc.	(37,192)	(631,892)
Range Resources Corp.	(13,989)	(977,411)
SM Energy Co.	(14,767)	(799,042)
World Fuel Services Corp.	(11,093)	(395,022)

		(5,969,377)

PAPER AND FOREST PRODUCTS — (0.1)%
Louisiana-Pacific Corp.	(15,240)	(190,500)

PHARMACEUTICALS — (0.2)%
Akorn, Inc.	(15,325)	(202,596)
VIVUS, Inc.	(14,540)	(259,103)

		(461,699)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.5)%
SL Green Realty Corp.	(10,784)	(863,475)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.5)%
Brookfield Office Properties, Inc.	(26,762)	(443,179)
Forest City Enterprises, Inc. Class A	(8,407)	(133,251)
St Joe Co. (The)	(22,237)	(433,621)

		(1,010,051)

ROAD AND RAIL — (0.5)%
Genesee & Wyoming, Inc. Class A	(13,705)	(916,316)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.0)%
International Rectifier Corp.	(73,553)	(1,227,600)
MEMC Electronic Materials, Inc.	(252,116)	(693,319)

		(1,920,919)

SOFTWARE — (0.6)%
Informatica Corp.	(21,050)	(732,750)
Take-Two Interactive Software, Inc.	(43,697)	(455,760)

		(1,188,510)

SPECIALTY RETAIL — (1.4)%
Abercrombie & Fitch Co. Class A	(10,112)	(342,999)
CarMax, Inc.	(36,872)	(1,043,478)
Signet Jewelers Ltd.	(1,957)	(95,423)
Tiffany & Co.	(20,123)	(1,245,211)

		(2,727,111)

TEXTILES, APPAREL AND LUXURY GOODS — (0.8)%
Gildan Activewear, Inc.	(42,254)	(1,338,607)
Under Armour, Inc., Class A	(4,318)	(241,074)

		(1,579,681)

TRADING COMPANIES AND DISTRIBUTORS — (1.2)%
Air Lease Corp.	(55,265)	(1,127,406)
Textainer Group Holdings Ltd.	(37,086)	(1,132,977)

		(2,260,383)

TOTAL COMMON STOCKS SOLD SHORT — (29.5)% (Proceeds $57,013,246)		(56,647,617)

OTHER ASSETS AND LIABILITIES — (0.5)%		(897,342)

TOTAL NET ASSETS — 100.0%		$191,833,163

Notes to Schedule of Investments
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $177,972,931.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	229,563,312	—	—
Foreign Common Stocks	18,406,703	—	—
Temporary Cash Investments	288,012	1,120,095	—
Total Value of Investment Securities	248,258,027	1,120,095	—

Securities Sold Short
Domestic Common Stocks	(49,364,318)	—	—
Foreign Common Stocks	(7,283,299)	—	—
Total Value of Securities Sold Short	(56,647,617)	—	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$227,225,424
Gross tax appreciation of investments	$28,581,215
Gross tax depreciation of investments	(6,428,517)
Net tax appreciation (depreciation) of investments	$22,152,698
Net tax appreciation (depreciation) on securities sold short	$343,009
Net tax appreciation (depreciation)	$22,495,707

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

September 30, 2012

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%

AEROSPACE AND DEFENSE — 4.5%
Boeing Co. (The)	91,642	6,380,116
L-3 Communications Holdings, Inc.	23,361	1,675,217
Northrop Grumman Corp.	74,417	4,943,521
Raytheon Co.	50,136	2,865,774
Textron, Inc.	92,651	2,424,677
United Technologies Corp.	88,247	6,908,858

		25,198,163

AIR FREIGHT AND LOGISTICS — 1.8%
FedEx Corp.	48,880	4,136,226
United Parcel Service, Inc., Class B	80,032	5,727,890

		9,864,116

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	3,285	115,172
Spirit Airlines, Inc.(1)	25,715	439,212

		554,384

BEVERAGES — 1.5%
Coca-Cola Co. (The)	85,924	3,259,097
Constellation Brands, Inc., Class A(1)	39,042	1,263,009
Monster Beverage Corp.(1)	56,570	3,063,831
PepsiCo, Inc.	9,042	639,903

		8,225,840

BIOTECHNOLOGY — 1.4%
Amgen, Inc.	60,952	5,139,473
United Therapeutics Corp.(1)	53,498	2,989,468

		8,128,941

CHEMICALS — 4.3%
CF Industries Holdings, Inc.	23,817	5,293,090
Huntsman Corp.	105,237	1,571,188
LyondellBasell Industries NV, Class A	93,420	4,826,077
Monsanto Co.	70,629	6,428,652
NewMarket Corp.	6,447	1,589,057
PPG Industries, Inc.	23,662	2,717,344
Valspar Corp.	35,467	1,989,699

		24,415,107

COMMERCIAL BANKS — 2.0%
Bank of Montreal	72,518	4,281,463
BB&T Corp.	101,860	3,377,677
Wells Fargo & Co.	101,370	3,500,306

		11,159,446

COMMERCIAL SERVICES AND SUPPLIES†
Mine Safety Appliances Co.	5,870	218,775

COMMUNICATIONS EQUIPMENT — 1.9%
Brocade Communications Systems, Inc.(1)	156,276	924,373

Cisco Systems, Inc.	455,165	8,689,100
QUALCOMM, Inc.	13,274	829,492

		10,442,965

COMPUTERS AND PERIPHERALS — 6.7%
Apple, Inc.	34,412	22,961,751
EMC Corp.(1)	243,858	6,650,007
Seagate Technology plc	132,364	4,103,284
Western Digital Corp.	99,375	3,848,794

		37,563,836

CONSTRUCTION AND ENGINEERING — 0.6%
Chicago Bridge & Iron Co. NV New York Shares	76,344	2,907,943
URS Corp.	11,267	397,838

		3,305,781

CONSUMER FINANCE — 1.5%
American Express Co.	101,646	5,779,592
Cash America International, Inc.	71,020	2,739,241

		8,518,833

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	3,559	103,389
Coinstar, Inc.(1)	27,936	1,256,561

		1,359,950

DIVERSIFIED FINANCIAL SERVICES — 2.7%
Bank of America Corp.	160,962	1,421,295
Interactive Brokers Group, Inc., Class A	6,265	87,835
JPMorgan Chase & Co.	235,288	9,524,458
NYSE Euronext	174,611	4,304,161

		15,337,749

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	347,944	13,117,489
Verizon Communications, Inc.	203,170	9,258,457

		22,375,946

ELECTRIC UTILITIES — 0.1%
Cleco Corp.	9,844	413,251

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Tech Data Corp.(1)	38,329	1,736,304

ENERGY EQUIPMENT AND SERVICES — 0.5%
Helix Energy Solutions Group, Inc.(1)	139,263	2,544,335

FOOD AND STAPLES RETAILING — 2.2%
CVS Caremark Corp.	146,525	7,094,740
Kroger Co. (The)	150,816	3,550,209
Wal-Mart Stores, Inc.	22,483	1,659,245

		12,304,194

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	61,620	1,674,831
Campbell Soup Co.	136,657	4,758,397
Hillshire Brands Co.	31,847	852,863

Smithfield Foods, Inc.(1)	211,846	4,162,774

		11,448,865

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Medtronic, Inc.	146,058	6,298,021
St. Jude Medical, Inc.	124,760	5,256,139

		11,554,160

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	44,561	3,125,954
McKesson Corp.	56,298	4,843,317
UnitedHealth Group, Inc.	121,118	6,711,148

		14,680,419

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Bally Technologies, Inc.(1)	22,264	1,099,619

HOUSEHOLD DURABLES — 1.1%
Garmin Ltd.	102,980	4,298,385
Newell Rubbermaid, Inc.	89,052	1,700,003

		5,998,388

HOUSEHOLD PRODUCTS — 2.1%
Energizer Holdings, Inc.	34,145	2,547,558
Kimberly-Clark Corp.	63,229	5,423,784
Procter & Gamble Co. (The)	57,363	3,978,698

		11,950,040

INDUSTRIAL CONGLOMERATES — 1.9%
Danaher Corp.	99,926	5,510,919
General Electric Co.	238,180	5,409,068

		10,919,987

INSURANCE — 6.0%
Aflac, Inc.	109,807	5,257,559
Allied World Assurance Co. Holdings AG	47,147	3,642,106
Allstate Corp. (The)	126,159	4,997,158
Assurant, Inc.	38,858	1,449,403
Axis Capital Holdings Ltd.	45,777	1,598,533
Berkshire Hathaway, Inc., Class B(1)	25,872	2,281,910
Everest Re Group Ltd.	32,343	3,459,407
Genworth Financial, Inc., Class A(1)	93,088	486,850
Loews Corp.	69,989	2,887,746
MetLife, Inc.	36,964	1,273,780
Prudential Financial, Inc.	93,940	5,120,670
Validus Holdings Ltd.	36,389	1,233,951

		33,689,073

INTERNET AND CATALOG RETAIL†
Expedia, Inc.	3,177	183,758

INTERNET SOFTWARE AND SERVICES — 1.5%
Google, Inc., Class A(1)	11,483	8,663,923

IT SERVICES — 3.3%
Accenture plc, Class A	77,426	5,422,143

International Business Machines Corp.	64,109	13,299,412

		18,721,555

LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Agilent Technologies, Inc.	95,462	3,670,514
Life Technologies Corp.(1)	34,278	1,675,508

		5,346,022

MACHINERY — 1.8%
Actuant Corp., Class A	13,717	392,581
Cummins, Inc.	24,205	2,231,943
Parker-Hannifin Corp.	54,773	4,577,927
Sauer-Danfoss, Inc.	75,118	3,020,495

		10,222,946

MEDIA — 2.9%
Comcast Corp., Class A	238,880	8,544,738
DISH Network Corp., Class A	120,738	3,695,790
Regal Entertainment Group Class A	193,635	2,724,444
Scholastic Corp.	6,054	192,396
Thomson Reuters Corp.	39,832	1,149,552

		16,306,920

METALS AND MINING — 0.6%
Coeur d'Alene Mines Corp.(1)	122,309	3,526,168

MULTI-UTILITIES — 1.4%
Ameren Corp.	107,045	3,497,160
Public Service Enterprise Group, Inc.	134,988	4,343,914

		7,841,074

MULTILINE RETAIL — 1.2%
Dillard's, Inc., Class A	37,544	2,715,182
Macy's, Inc.	114,428	4,304,781

		7,019,963

OIL, GAS AND CONSUMABLE FUELS — 9.5%
Chevron Corp.	112,702	13,136,545
ConocoPhillips	63,156	3,611,260
Energy XXI Bermuda Ltd.	78,709	2,750,879
Exxon Mobil Corp.	176,978	16,184,638
Marathon Petroleum Corp.	102,019	5,569,217
Occidental Petroleum Corp.	6,926	596,052
Phillips 66	28,075	1,301,838
Suncor Energy, Inc.	123,045	4,042,028
Valero Energy Corp.	139,082	4,406,118
Western Refining, Inc.	72,081	1,887,081

		53,485,656

PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	10,520	337,271

PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc., Class A	21,348	828,943

PHARMACEUTICALS — 7.5%
Abbott Laboratories	124,427	8,530,715
Bristol-Myers Squibb Co.	41,431	1,398,296

Eli Lilly & Co.	141,140	6,691,448
Johnson & Johnson	122,253	8,424,454
Merck & Co., Inc.	135,229	6,098,828
Pfizer, Inc.	449,098	11,160,085

		42,303,826

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	13,122	1,044,774
Equifax, Inc.	28,393	1,322,546

		2,367,320

ROAD AND RAIL — 1.0%
Union Pacific Corp.	45,929	5,451,772

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	409,627	4,573,485
Broadcom Corp., Class A	80,169	2,772,244
Intel Corp.	190,324	4,316,548
KLA-Tencor Corp.	75,510	3,602,205
Texas Instruments, Inc.	13,481	371,402

		15,635,884

SOFTWARE — 6.0%
Activision Blizzard, Inc.	42,498	479,377
Adobe Systems, Inc.(1)	114,919	3,730,271
CA, Inc.	128,653	3,314,745
Intuit, Inc.	5,688	334,909
Microsoft Corp.	415,398	12,370,552
Oracle Corp.	294,983	9,289,015
Symantec Corp.(1)	238,017	4,284,306

		33,803,175

SPECIALTY RETAIL — 4.5%
Advance Auto Parts, Inc.	36,161	2,474,859
Buckle, Inc. (The)	25,480	1,157,556
Foot Locker, Inc.	45,712	1,622,776
GameStop Corp., Class A	18,196	382,116
Home Depot, Inc. (The)	136,734	8,254,632
O'Reilly Automotive, Inc.(1)	33,054	2,763,976
PetSmart, Inc.	59,151	4,080,236
TJX Cos., Inc. (The)	96,360	4,315,964

		25,052,115

TOTAL COMMON STOCKS (Cost $464,672,902)		562,106,758

TEMPORARY CASH INVESTMENTS — 2.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $5,409,826), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $5,300,965)		5,300,916
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,245,924), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $3,180,589)		3,180,549

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,080,746), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,060,194)		1,060,183
SSgA U.S. Government Money Market Fund	2,326,212	2,326,212

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,867,860)		11,867,860

TOTAL INVESTMENT SECURITIES — 102.0% (Cost $476,540,762)		573,974,618

OTHER ASSETS AND LIABILITIES — (2.0)%		(11,281,388)

TOTAL NET ASSETS — 100.0%		$562,693,230

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	519,540,559	—	—
Foreign Common Stocks	42,566,199	—	—
Temporary Cash Investments	2,326,212	9,541,648	—
Total Value of Investment Securities	564,432,970	9,541,648	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$482,812,608
Gross tax appreciation of investments	$95,732,938
Gross tax depreciation of investments	(4,570,928)
Net tax appreciation (depreciation) of investments	$91,162,010

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

September 30, 2012

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.6%

AEROSPACE AND DEFENSE — 1.0%
Alliant Techsystems, Inc.	3,962	198,536
Astronics Corp.(1)	3,275	100,870
Moog, Inc., Class A(1)	28,204	1,068,085
Taser International, Inc.(1)	58,722	354,094

		1,721,585

AIR FREIGHT AND LOGISTICS — 0.8%
Forward Air Corp.	26,566	807,872
Park-Ohio Holdings Corp.(1)	27,672	599,652

		1,407,524

AIRLINES — 1.2%
Alaska Air Group, Inc.(1)	22,832	800,490
Republic Airways Holdings, Inc.(1)	82,153	380,368
Spirit Airlines, Inc.(1)	52,859	902,832

		2,083,690

AUTO COMPONENTS — 0.3%
Gentherm, Inc.(1)	27,764	345,384
Spartan Motors, Inc.	47,527	237,635

		583,019

BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	5,269	358,819

BIOTECHNOLOGY — 2.7%
Agenus, Inc.(1)	19,426	89,554
BioCryst Pharmaceuticals, Inc.(1)	45	191
Cubist Pharmaceuticals, Inc.(1)	21,592	1,029,507
Genomic Health, Inc.(1)	5,637	195,548
Momenta Pharmaceuticals, Inc.(1)	19,855	289,287
PDL BioPharma, Inc.	81,506	626,781
Pharmacyclics, Inc.(1)	10,525	678,862
Spectrum Pharmaceuticals, Inc.(1)	85,808	1,003,954
United Therapeutics Corp.(1)	17,014	950,742

		4,864,426

BUILDING PRODUCTS — 0.9%
Gibraltar Industries, Inc.(1)	33,976	435,572
Patrick Industries, Inc.(1)	37,324	577,402
Trex Co., Inc.(1)	15,562	530,976

		1,543,950

CAPITAL MARKETS — 1.8%
Calamos Asset Management, Inc., Class A	39,139	455,578
Diamond Hill Investment Group, Inc.	4,630	355,028
Duff & Phelps Corp. Class A	33,476	455,608
Epoch Holding Corp.	5,616	129,730
INTL FCStone, Inc.(1)	4,637	88,381
Investment Technology Group, Inc.(1)	26,601	231,429
KBW, Inc.	43,529	716,923

Manning & Napier, Inc.	48,995	597,249
Pzena Investment Management, Inc., Class A	31,679	165,048

		3,194,974

CHEMICALS — 1.2%
Flotek Industries, Inc.(1)	43,696	553,628
Georgia Gulf Corp.	30,733	1,113,149
Minerals Technologies, Inc.	5,187	367,914
Rockwood Holdings, Inc.	3,336	155,458

		2,190,149

COMMERCIAL BANKS — 4.2%
CapitalSource, Inc.	52,683	399,337
Central Pacific Financial Corp.(1)	32,976	471,557
Citizens Republic Bancorp, Inc.(1)	5,938	114,900
City Holding Co.	6,855	245,683
Columbia Banking System, Inc.	16,197	300,293
CVB Financial Corp.	76,893	918,103
F.N.B. Corp.	8,086	90,644
First Financial Bancorp.	16,487	278,795
Home Bancshares, Inc.	8,210	279,879
MB Financial, Inc.	14,235	281,141
Old National Bancorp	83,712	1,139,320
PacWest Bancorp	35,422	827,812
Peoples Bancorp, Inc.	2,992	68,487
Sterling Financial Corp.	33,904	755,042
Westamerica Bancorp.	6,718	316,082
Wilshire Bancorp, Inc.(1)	151,544	954,727

		7,441,802

COMMERCIAL SERVICES AND SUPPLIES — 2.6%
Deluxe Corp.	19,858	606,860
Herman Miller, Inc.	11,761	228,634
Intersections, Inc.	26,067	274,746
Kimball International, Inc. Class B	10,901	133,210
Quad/Graphics, Inc.	56,551	959,105
Standard Parking Corp.(1)	3,692	82,812
Steelcase, Inc., Class A	68,136	671,140
Tetra Tech, Inc.(1)	43,586	1,144,568
TRC Cos., Inc.(1)	17,403	130,871
US Ecology, Inc.	16,993	366,709

		4,598,655

COMMUNICATIONS EQUIPMENT — 2.7%
Arris Group, Inc.(1)	77,529	991,596
Brocade Communications Systems, Inc.(1)	81,507	482,114
CalAmp Corp.(1)	47,632	391,059
Calix, Inc.(1)	65,745	420,768
Ciena Corp.(1)	69,062	939,243
Comtech Telecommunications Corp.	19,052	526,597
Globecomm Systems, Inc.(1)	15,534	173,204
Ixia(1)	33,282	534,842
Loral Space & Communications, Inc.	3,703	263,283

Tessco Technologies, Inc.	5,122	108,433

		4,831,139

COMPUTERS AND PERIPHERALS — 0.9%
Electronics for Imaging, Inc.(1)	12,054	200,217
QLogic Corp.(1)	33,229	379,475
Synaptics, Inc.(1)	30,772	739,144
Xyratex Ltd.	31,256	287,555

		1,606,391

CONSTRUCTION AND ENGINEERING — 0.6%
Argan, Inc.	16,606	289,775
Granite Construction, Inc.	17,224	494,673
Michael Baker Corp.(1)	13,848	330,413

		1,114,861

CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc.(1)	141,854	933,399
United States Lime & Minerals, Inc.(1)	1,012	48,789

		982,188

CONSUMER FINANCE — 2.2%
Cash America International, Inc.	28,760	1,109,273
DFC Global Corp.(1)	48,516	832,049
Netspend Holdings, Inc.(1)	102,205	1,004,675
World Acceptance Corp.(1)	14,732	993,674

		3,939,671

CONTAINERS AND PACKAGING — 0.6%
AEP Industries, Inc.(1)	1,621	98,216
Boise, Inc.	44,292	387,998
Myers Industries, Inc.	36,837	575,394

		1,061,608

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	3,238	155,780

DIVERSIFIED CONSUMER SERVICES — 1.2%
Bridgepoint Education, Inc.(1)	22,883	232,262
Coinstar, Inc.(1)	25,326	1,139,164
Grand Canyon Education, Inc.(1)	29,248	688,205
ITT Educational Services, Inc.(1)	2,313	74,548

		2,134,179

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc., Class A	50,092	702,290

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Atlantic Tele-Network, Inc.	2,515	108,095
IDT Corp., Class B	19,394	199,176
magicJack VocalTec Ltd.(1)	20,971	514,418
Premiere Global Services, Inc.(1)	52,559	491,427
Vonage Holdings Corp.(1)	202,482	461,659

		1,774,775

ELECTRIC UTILITIES — 0.6%
MGE Energy, Inc.	6,034	319,742

Portland General Electric Co.	24,673	667,158

		986,900

ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	7,718	488,472
Belden, Inc.	32,906	1,213,573
EnerSys(1)	19,328	682,085
LSI Industries, Inc.	4,079	27,493

		2,411,623

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.3%
Agilysys, Inc.(1)	6,643	57,130
Electro Scientific Industries, Inc.	25,986	317,549
FEI Co.	23,984	1,283,144
Itron, Inc.(1)	12,043	519,655
Littelfuse, Inc.	14,054	794,613
MTS Systems Corp.	8,723	467,117
Newport Corp.(1)	26,719	295,512
Plexus Corp.(1)	14,401	436,206
Sanmina-SCI Corp.(1)	36,795	312,390
SYNNEX Corp.(1)	23,178	755,139
Tech Data Corp.(1)	9,426	426,998
Zygo Corp.(1)	13,022	238,172

		5,903,625

ENERGY EQUIPMENT AND SERVICES — 2.1%
Basic Energy Services, Inc.(1)	78,371	879,323
Dawson Geophysical Co.(1)	10,255	259,041
Helix Energy Solutions Group, Inc.(1)	72,514	1,324,831
Natural Gas Services Group, Inc.(1)	7,987	119,406
Parker Drilling Co.(1)	87,796	371,377
TGC Industries, Inc.(1)	28,944	208,397
Willbros Group, Inc.(1)	118,942	638,718

		3,801,093

FOOD AND STAPLES RETAILING — 0.3%
Spartan Stores, Inc.	31,693	485,220

FOOD PRODUCTS — 1.3%
Cal-Maine Foods, Inc.	19,172	861,589
Darling International, Inc.(1)	44,865	820,581
Dean Foods Co.(1)	29,531	482,832
Omega Protein Corp.(1)	13,794	94,627

		2,259,629

GAS UTILITIES — 0.6%
Northwest Natural Gas Co.	22,097	1,088,056

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.2%
ABIOMED, Inc.(1)	32,756	687,548
Align Technology, Inc.(1)	12,105	447,522
Analogic Corp.	9,344	730,420
CONMED Corp.	26,474	754,509
Cyberonics, Inc.(1)	10,430	546,741
Cynosure, Inc., Class A(1)	9,775	257,865

Greatbatch, Inc.(1)	7,591	184,689
Hill-Rom Holdings, Inc.	34,494	1,002,396
ICU Medical, Inc.(1)	4,882	295,263
Invacare Corp.	36,375	514,342
Orthofix International NV(1)	24,517	1,097,136
RTI Biologics, Inc.(1)	111,459	464,784
Thoratec Corp.(1)	13,406	463,848

		7,447,063

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Amsurg Corp.(1)	10,338	293,392
Chemed Corp.	14,472	1,002,765
Providence Service Corp. (The)(1)	13,779	178,989
Select Medical Holdings Corp.(1)	92,814	1,042,301
Team Health Holdings, Inc.(1)	20,415	553,859
Triple-S Management Corp. Class B(1)	33,934	709,221

		3,780,527

HEALTH CARE TECHNOLOGY — 0.3%
HealthStream, Inc.(1)	8,580	244,187
MedAssets, Inc.(1)	9,536	169,741
Omnicell, Inc.(1)	7,799	108,406

		522,334

HOTELS, RESTAURANTS AND LEISURE — 3.4%
Ameristar Casinos, Inc.	14,927	265,701
Churchill Downs, Inc.	7,831	491,160
Cracker Barrel Old Country Store, Inc.	16,264	1,091,477
Interval Leisure Group, Inc.	7,338	138,908
Isle of Capri Casinos, Inc.(1)	2,667	18,536
Jamba, Inc.(1)	59,492	132,667
Multimedia Games Holding Co., Inc.(1)	62,477	982,763
Papa John's International, Inc.(1)	16,393	875,550
Red Robin Gourmet Burgers, Inc.(1)	16,864	549,092
Ruth's Hospitality Group, Inc.(1)	19,916	126,865
Shuffle Master, Inc.(1)	37,103	586,599
Sonic Corp.(1)	50,781	521,521
Town Sports International Holdings, Inc.(1)	26,847	332,097

		6,112,936

HOUSEHOLD DURABLES — 0.8%
CSS Industries, Inc.	8,016	164,729
NACCO Industries, Inc., Class A	5,636	706,811
Zagg, Inc.(1)	58,963	502,954

		1,374,494

INDUSTRIAL CONGLOMERATES — 0.4%
Standex International Corp.	15,574	692,264

INSURANCE — 5.1%
Allied World Assurance Co. Holdings AG	5,781	446,582
Alterra Capital Holdings Ltd.	20,697	495,486
American Safety Insurance Holdings Ltd.(1)	31,451	587,819
AMERISAFE, Inc.(1)	21,845	592,873
Aspen Insurance Holdings Ltd.	15,872	483,937
FBL Financial Group, Inc., Class A	6,372	211,550

Hanover Insurance Group, Inc. (The)	12,721	473,984
Homeowners Choice, Inc.	39,917	938,050
Maiden Holdings Ltd.	80,466	715,343
Meadowbrook Insurance Group, Inc.	35,749	274,910
Montpelier Re Holdings Ltd.	22,358	494,783
National Financial Partners Corp.(1)	69,985	1,182,747
Protective Life Corp.	18,382	481,792
Stewart Information Services Corp.	47,557	957,798
Symetra Financial Corp.	23,729	291,867
United Fire Group, Inc.	6,661	167,324
Universal Insurance Holdings, Inc.	63,993	246,373

		9,043,218

INTERNET AND CATALOG RETAIL — 0.3%
Orbitz Worldwide, Inc.(1)	124,462	317,378
PetMed Express, Inc.	21,962	220,499

		537,877

INTERNET SOFTWARE AND SERVICES — 3.1%
Ancestry.com, Inc.(1)	20,148	606,052
Blucora, Inc.(1)	56,344	1,003,487
Constant Contact, Inc.(1)	9,581	166,709
Demand Media, Inc.(1)	63,161	686,560
Dice Holdings, Inc.(1)	25,016	210,635
Digital River, Inc.(1)	41,635	693,639
IAC/InterActiveCorp	11,501	598,742
j2 Global, Inc.	13,391	439,493
Travelzoo, Inc.(1)	17,783	419,145
United Online, Inc.	121,451	670,409
XO Group, Inc.(1)	10,740	89,679

		5,584,550

IT SERVICES — 2.4%
Acxiom Corp.(1)	37,293	681,343
CACI International, Inc., Class A(1)	18,614	964,019
CSG Systems International, Inc.(1)	21,274	478,452
Dynamics Research Corp.(1)	15,111	103,510
Global Cash Access Holdings, Inc.(1)	103,672	834,560
MoneyGram International, Inc.(1)	10,473	156,467
TNS, Inc.(1)	9,877	147,661
Unisys Corp.(1)	47,590	990,824

		4,356,836

LEISURE EQUIPMENT AND PRODUCTS — 2.4%
Arctic Cat, Inc.(1)	23,149	959,758
LeapFrog Enterprises, Inc.(1)	112,569	1,015,372
Polaris Industries, Inc.	5,295	428,207
Smith & Wesson Holding Corp.(1)	96,190	1,059,052
Sturm Ruger & Co., Inc.	17,258	854,098

		4,316,487

LIFE SCIENCES TOOLS AND SERVICES — 1.4%
Cambrex Corp.(1)	86,040	1,009,249
Charles River Laboratories International, Inc.(1)	6,798	269,201

PAREXEL International Corp.(1)	42,145	1,296,380

		2,574,830

MACHINERY — 3.0%
Actuant Corp., Class A	34,933	999,782
Albany International Corp., Class A	4,297	94,405
Ampco-Pittsburgh Corp.	1,565	28,874
Briggs & Stratton Corp.	12,743	237,912
FreightCar America, Inc.	44,247	787,154
Kadant, Inc.(1)	20,318	471,174
L.B. Foster Co., Class A	10,799	349,240
Lydall, Inc.(1)	5,012	70,619
Miller Industries, Inc.	22,412	359,713
Sauer-Danfoss, Inc.	19,606	788,357
Sun Hydraulics Corp.	5,144	136,676
WABCO Holdings, Inc.(1)	9,283	535,351
Wabtec Corp.	6,964	559,140

		5,418,397

MEDIA — 1.7%
Arbitron, Inc.	23,787	901,527
Carmike Cinemas, Inc.(1)	75,409	848,351
E.W. Scripps Co. (The), Class A(1)	26,801	285,431
Journal Communications, Inc., Class A(1)	11,137	57,913
Nexstar Broadcasting Group, Inc. Class A(1)	2,131	22,631
Saga Communications, Inc. Class A(1)	640	25,933
Scholastic Corp.	28,899	918,410

		3,060,196

METALS AND MINING — 1.4%
Aurizon Mines Ltd.(1)	99,307	522,355
Coeur d'Alene Mines Corp.(1)	46,405	1,337,856
Handy & Harman Ltd.(1)	1,154	17,056
Nevsun Resources Ltd.	123,463	580,276

		2,457,543

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	7,883	570,099

OIL, GAS AND CONSUMABLE FUELS — 4.4%
Adams Resources & Energy, Inc.	2,714	82,777
Alon USA Energy, Inc.	67,626	926,476
Contango Oil & Gas Co.(1)	13,331	655,085
Delek US Holdings, Inc.	38,285	975,885
Energy XXI Bermuda Ltd.	36,840	1,287,558
EPL Oil & Gas, Inc.(1)	17,594	356,982
Knightsbridge Tankers Ltd.	40,908	267,947
REX American Resources Corp.(1)	17,176	309,340
Tesoro Corp.	20,271	849,355
Vaalco Energy, Inc.(1)	103,654	886,242
Western Refining, Inc.	47,889	1,253,734

		7,851,381

PAPER AND FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.	35,726	1,145,375
Neenah Paper, Inc.	25,459	729,146

P.H. Glatfelter Co.	36,364	647,643

		2,522,164

PERSONAL PRODUCTS — 1.1%
Medifast, Inc.(1)	35,392	925,501
USANA Health Sciences, Inc.(1)	21,488	998,547

		1,924,048

PHARMACEUTICALS — 1.9%
Auxilium Pharmaceuticals, Inc.(1)	45,651	1,116,623
BioDelivery Sciences International, Inc.(1)	38,436	242,916
Hi-Tech Pharmacal Co., Inc.(1)	11,053	365,965
Pozen, Inc.(1)	41,048	272,148
Questcor Pharmaceuticals, Inc.(1)	25,367	469,289
ViroPharma, Inc.(1)	32,076	969,337

		3,436,278

PROFESSIONAL SERVICES — 2.2%
Acacia Research - Acacia Technologies(1)	34,589	948,085
Barrett Business Services, Inc.	8,834	239,401
Corporate Executive Board Co. (The)	12,489	669,785
Exponent, Inc.(1)	11,687	667,211
Kforce, Inc.(1)	7,615	89,781
Navigant Consulting, Inc.(1)	44,233	488,775
RPX Corp.(1)	67,521	756,910

		3,859,948

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.2%
Apollo Commercial Real Estate Finance, Inc.	15,333	265,874
CBL & Associates Properties, Inc.	13,077	279,063
Coresite Realty Corp.	23,396	630,288
Entertainment Properties Trust	25,528	1,134,209
Extra Space Storage, Inc.	25,853	859,612
FelCor Lodging Trust, Inc.(1)	65,536	310,641
First Industrial Realty Trust, Inc.(1)	7,108	93,399
LaSalle Hotel Properties	46,965	1,253,496
LTC Properties, Inc.	24,023	765,133
Mission West Properties, Inc.	43,753	380,651
Post Properties, Inc.	18,090	867,597
RLJ Lodging Trust	31,019	586,569
Select Income REIT	6,771	166,702
Sovran Self Storage, Inc.	14,452	836,048
Strategic Hotels & Resorts, Inc.(1)	147,304	885,297

		9,314,579

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
Zillow, Inc.(1)	20,557	867,094

ROAD AND RAIL — 0.8%
Arkansas Best Corp.	34,239	271,173
Celadon Group, Inc.	48,023	771,730
Marten Transport Ltd.	5,524	97,057
Swift Transportation Co.(1)	42,180	363,591

		1,503,551

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc.(1)	7,939	97,808
Entegris, Inc.(1)	10,959	89,097
Exar Corp.(1)	17,610	140,880
Kulicke & Soffa Industries, Inc.(1)	62,165	646,516
LSI Corp.(1)	76,394	527,882
Micrel, Inc.	42,454	442,371
MKS Instruments, Inc.	35,118	895,158
Monolithic Power Systems, Inc.(1)	17,452	344,677
Photronics, Inc.(1)	33,833	181,683
PMC - Sierra, Inc.(1)	51,275	289,191
Power Integrations, Inc.	17,523	533,225
STR Holdings, Inc.(1)	33,316	103,280
Tessera Technologies, Inc.	42,670	583,726

		4,875,494

SOFTWARE — 4.5%
Aspen Technology, Inc.(1)	24,619	636,401
Cadence Design Systems, Inc.(1)	43,231	556,167
CommVault Systems, Inc.(1)	24,242	1,423,005
Fair Isaac Corp.	12,453	551,170
Guidance Software, Inc.(1)	10,450	117,667
JDA Software Group, Inc.(1)	30,844	980,222
Manhattan Associates, Inc.(1)	19,100	1,093,857
Mentor Graphics Corp.(1)	72,523	1,122,656
Monotype Imaging Holdings, Inc.	12,428	193,753
NetScout Systems, Inc.(1)	15,128	385,915
QAD, Inc., Class A(1)	2,825	38,364
TeleNav, Inc.(1)	47,097	281,169
Websense, Inc.(1)	36,101	564,981

		7,945,327

SPECIALTY RETAIL — 3.7%
ANN, Inc.(1)	16,814	634,392
Brown Shoe Co., Inc.	52,067	834,634
Buckle, Inc. (The)	19,179	871,302
Express, Inc.(1)	23,772	352,301
Francesca's Holdings Corp.(1)	19,261	591,891
GameStop Corp., Class A	22,507	472,647
Genesco, Inc.(1)	16,270	1,085,697
Hibbett Sports, Inc.(1)	18,945	1,126,281
Hot Topic, Inc.	37,906	329,782
Vitamin Shoppe, Inc.(1)	4,107	239,520

		6,538,447

TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Crocs, Inc.(1)	34,809	564,254
Fifth & Pacific Cos., Inc.(1)	55,835	713,571
Iconix Brand Group, Inc.(1)	51,073	931,572
Jones Group, Inc. (The)	46,970	604,504
Movado Group, Inc.	27,409	924,231
RG Barry Corp.	2,016	29,716

		3,767,848

THRIFTS AND MORTGAGE FINANCE — 0.1%
HomeStreet, Inc.(1)	2,428	92,410
Walker & Dunlop, Inc.(1)	6,739	103,578

		195,988

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc.(1)	17,780	506,730

WATER UTILITIES — 0.5%
American States Water Co.	21,552	957,555

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc.(1)	11,727	93,113
USA Mobility, Inc.	12,482	148,161

		241,274

TOTAL COMMON STOCKS (Cost $160,358,561)		179,384,978

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $1,653,931), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $1,620,649)		1,620,634
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $992,367), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $972,392)		972,380
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $330,413), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $324,130)		324,127
SSgA U.S. Government Money Market Fund	711,186	711,186

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,628,327)		3,628,327

TOTAL INVESTMENT SECURITIES — 102.6% (Cost $163,986,888)		183,013,305

OTHER ASSETS AND LIABILITIES — (2.6)%		(4,650,467)

TOTAL NET ASSETS — 100.0%		$178,362,838

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	179,384,978	—	—
Temporary Cash Investments	711,186	2,917,141	—
Total Value of Investment Securities	180,096,164	2,917,141	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$165,812,853
Gross tax appreciation of investments	$23,836,556
Gross tax depreciation of investments	(6,636,104)
Net tax appreciation (depreciation) of investments	$17,200,452

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

September 30, 2012

Small Company - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 0.9%
Alliant Techsystems, Inc.	5,175	259,319
Astronics Corp.(1)	4,570	140,756
Moog, Inc., Class A(1)	39,261	1,486,814
Taser International, Inc.(1)	79,736	480,808

		2,367,697

AIR FREIGHT AND LOGISTICS — 0.8%
Forward Air Corp.	36,623	1,113,706
Park-Ohio Holdings Corp.(1)	39,208	849,637

		1,963,343

AIRLINES — 1.1%
Alaska Air Group, Inc.(1)	30,126	1,056,218
Republic Airways Holdings, Inc.(1)	111,642	516,902
Spirit Airlines, Inc.(1)	72,655	1,240,947

		2,814,067

AUTO COMPONENTS — 0.3%
Gentherm, Inc.(1)	39,557	492,089
Spartan Motors, Inc.	67,495	337,475

		829,564

BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	6,452	439,381

BIOTECHNOLOGY — 2.7%
Agenus, Inc.(1)	27,868	128,472
BioCryst Pharmaceuticals, Inc.(1)	2,917	12,368
Cubist Pharmaceuticals, Inc.(1)	29,837	1,422,628
Genomic Health, Inc.(1)	7,934	275,230
Momenta Pharmaceuticals, Inc.(1)	27,011	393,550
PDL BioPharma, Inc.	107,031	823,068
Pharmacyclics, Inc.(1)	14,698	948,021
Spectrum Pharmaceuticals, Inc.(1)	118,764	1,389,539
United Therapeutics Corp.(1)	23,096	1,290,605

		6,683,481

BUILDING PRODUCTS — 0.9%
Gibraltar Industries, Inc.(1)	47,422	607,950
Patrick Industries, Inc.(1)	51,958	803,790
Trex Co., Inc.(1)	22,103	754,155

		2,165,895

CAPITAL MARKETS — 1.8%
Calamos Asset Management, Inc., Class A	55,620	647,417
Diamond Hill Investment Group, Inc.	6,445	494,202
Duff & Phelps Corp. Class A	46,830	637,356
Epoch Holding Corp.	7,820	180,642
INTL FCStone, Inc.(1)	7,745	147,620
Investment Technology Group, Inc.(1)	37,847	329,269
KBW, Inc.	60,094	989,748

Manning & Napier, Inc.	65,785	801,919
Pzena Investment Management, Inc., Class A	44,213	230,350

		4,458,523

CHEMICALS — 1.2%
Flotek Industries, Inc.(1)	59,321	751,597
Georgia Gulf Corp.	42,155	1,526,854
Minerals Technologies, Inc.	6,341	449,767
Rockwood Holdings, Inc.	4,680	218,088

		2,946,306

COMMERCIAL BANKS — 4.0%
CapitalSource, Inc.	75,125	569,447
Central Pacific Financial Corp.(1)	45,902	656,399
Citizens Republic Bancorp, Inc.(1)	8,497	164,417
City Holding Co.	9,850	353,024
Columbia Banking System, Inc.	23,876	442,661
CVB Financial Corp.	102,316	1,221,653
F.N.B. Corp.	10,236	114,745
First Financial Bancorp	23,524	397,791
Home Bancshares, Inc.	11,462	390,740
MB Financial, Inc.	19,802	391,089
Old National Bancorp.	111,337	1,515,297
PacWest Bancorp.	48,524	1,134,006
Peoples Bancorp, Inc.	2,790	63,863
Sterling Financial Corp.	46,236	1,029,676
Westamerica Bancorp.	8,502	400,019
Wilshire Bancorp, Inc.(1)	207,756	1,308,863

		10,153,690

COMMERCIAL SERVICES AND SUPPLIES — 2.5%
Deluxe Corp.	26,575	812,132
Herman Miller, Inc.	16,725	325,134
Intersections, Inc.	33,922	357,538
Kimball International, Inc. Class B	14,755	180,306
Quad/Graphics, Inc.	77,259	1,310,313
Standard Parking Corp.(1)	5,521	123,836
Steelcase, Inc., Class A	92,068	906,870
Tetra Tech, Inc.(1)	60,430	1,586,892
TRC Cos., Inc.(1)	25,606	192,557
US Ecology, Inc.	22,125	477,457

		6,273,035

COMMUNICATIONS EQUIPMENT — 2.7%
Arris Group, Inc.(1)	106,662	1,364,207
Brocade Communications Systems, Inc.(1)	108,382	641,079
CalAmp Corp.(1)	67,622	555,177
Calix, Inc.(1)	90,919	581,882
Ciena Corp.(1)	96,146	1,307,585
Comtech Telecommunications Corp.	26,832	741,636
Globecomm Systems, Inc.(1)	21,247	236,904
Ixia(1)	45,403	729,626
Loral Space & Communications, Inc.	5,266	374,413

Tessco Technologies, Inc.	7,122	150,773

		6,683,282

COMPUTERS AND PERIPHERALS — 0.9%
Electronics for Imaging, Inc.(1)	16,341	271,424
QLogic Corp.(1)	44,261	505,461
Synaptics, Inc.(1)	41,922	1,006,966
Xyratex Ltd.	43,275	398,130

		2,181,981

CONSTRUCTION AND ENGINEERING — 0.6%
Argan, Inc.	22,077	385,244
Granite Construction, Inc.	23,413	672,421
Michael Baker Corp.(1)	19,237	458,995

		1,516,660

CONSTRUCTION MATERIALS — 0.5%
Headwaters, Inc.(1)	196,284	1,291,549
United States Lime & Minerals, Inc.(1)	1,780	85,814

		1,377,363

CONSUMER FINANCE — 2.1%
Cash America International, Inc.	39,252	1,513,950
DFC Global Corp.(1)	66,771	1,145,123
Netspend Holdings, Inc.(1)	141,033	1,386,354
World Acceptance Corp.(1)	20,090	1,355,070

		5,400,497

CONTAINERS AND PACKAGING — 0.6%
AEP Industries, Inc.(1)	2,001	121,241
Boise, Inc.	61,858	541,876
Myers Industries, Inc.	51,058	797,526

		1,460,643

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	3,918	188,495

DIVERSIFIED CONSUMER SERVICES — 1.2%
Bridgepoint Education, Inc.(1)	31,352	318,223
Coinstar, Inc.(1)	34,669	1,559,412
Grand Canyon Education, Inc.(1)	40,695	957,553
ITT Educational Services, Inc.(1)	3,504	112,934

		2,948,122

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc., Class A	68,916	966,202

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Atlantic Tele-Network, Inc.	3,067	131,820
IDT Corp., Class B	26,153	268,591
magicJack VocalTec Ltd.(1)	29,046	712,499
Premiere Global Services, Inc.(1)	73,709	689,179
Vonage Holdings Corp.(1)	285,251	650,372

		2,452,461

ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc.	7,663	406,062

Portland General Electric Co.	27,169	734,650

		1,140,712

ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	10,983	695,114
Belden, Inc.	45,619	1,682,429
EnerSys(1)	26,750	944,007
LSI Industries, Inc.	4,244	28,605

		3,350,155

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.3%
Agilysys, Inc.(1)	8,032	69,075
Electro Scientific Industries, Inc.	34,701	424,046
FEI Co.	33,344	1,783,904
Itron, Inc.(1)	16,480	711,112
Littelfuse, Inc.	19,214	1,086,360
MTS Systems Corp.	12,394	663,699
Newport Corp.(1)	38,076	421,121
Plexus Corp.(1)	20,021	606,436
Sanmina-SCI Corp.(1)	52,280	443,857
SYNNEX Corp.(1)	32,419	1,056,211
Tech Data Corp.(1)	12,695	575,083
Zygo Corp.(1)	18,237	333,555

		8,174,459

ENERGY EQUIPMENT AND SERVICES — 2.1%
Basic Energy Services, Inc.(1)	107,449	1,205,578
Dawson Geophysical Co.(1)	13,616	343,940
Helix Energy Solutions Group, Inc.(1)	99,516	1,818,157
Natural Gas Services Group, Inc.(1)	9,374	140,141
Parker Drilling Co.(1)	116,526	492,905
TGC Industries, Inc.(1)	42,738	307,714
Willbros Group, Inc.(1)	163,004	875,332

		5,183,767

FOOD AND STAPLES RETAILING — 0.2%
Spartan Stores, Inc.	40,239	616,059

FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc.	25,070	1,126,646
Darling International, Inc.(1)	60,280	1,102,521
Dean Foods Co.(1)	40,490	662,012
Omega Protein Corp.(1)	19,264	132,151

		3,023,330

GAS UTILITIES — 0.6%
Northwest Natural Gas Co.	29,365	1,445,933

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.1%
ABIOMED, Inc.(1)	44,790	940,142
Align Technology, Inc.(1)	17,670	653,260
Analogic Corp.	12,756	997,136
CONMED Corp.	35,572	1,013,802
Cyberonics, Inc.(1)	14,063	737,182
Cynosure, Inc., Class A(1)	13,520	356,658

Greatbatch, Inc.(1)	11,369	276,608
Hill-Rom Holdings, Inc.	46,506	1,351,464
ICU Medical, Inc.(1)	6,637	401,406
Invacare Corp.	49,342	697,696
Orthofix International NV(1)	33,295	1,489,951
RTI Biologics, Inc.(1)	153,275	639,157
Thoratec Corp.(1)	18,585	643,041

		10,197,503

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Amsurg Corp.(1)	13,757	390,424
Chemed Corp.	19,537	1,353,719
Providence Service Corp. (The)(1)	20,720	269,153
Select Medical Holdings Corp.(1)	128,194	1,439,618
Team Health Holdings, Inc.(1)	28,934	784,979
Triple-S Management Corp. Class B(1)	45,588	952,789

		5,190,682

HEALTH CARE TECHNOLOGY — 0.3%
HealthStream, Inc.(1)	12,361	351,794
MedAssets, Inc.(1)	13,721	244,234
Omnicell, Inc.(1)	8,919	123,974

		720,002

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Ameristar Casinos, Inc.	21,465	382,077
Churchill Downs, Inc.	10,682	669,975
Cracker Barrel Old Country Store, Inc.	21,366	1,433,872
Interval Leisure Group, Inc.	9,380	177,563
Isle of Capri Casinos, Inc.(1)	6,674	46,384
Jamba, Inc.(1)	82,181	183,264
Multimedia Games Holding Co., Inc.(1)	87,011	1,368,683
Papa John's International, Inc.(1)	21,877	1,168,451
Red Robin Gourmet Burgers, Inc.(1)	22,817	742,922
Ruth's Hospitality Group, Inc.(1)	27,303	173,920
Shuffle Master, Inc.(1)	52,337	827,448
Sonic Corp.(1)	70,173	720,677
Town Sports International Holdings, Inc.(1)	38,155	471,977

		8,367,213

HOUSEHOLD DURABLES — 0.7%
CSS Industries, Inc.	9,425	193,684
NACCO Industries, Inc., Class A	7,636	957,631
Zagg, Inc.(1)	80,707	688,430

		1,839,745

INDUSTRIAL CONGLOMERATES — 0.4%
Standex International Corp.	22,695	1,008,793

INSURANCE — 4.9%
Allied World Assurance Co. Holdings AG	7,658	591,580
Alterra Capital Holdings Ltd.	29,002	694,308
American Safety Insurance Holdings Ltd.(1)	43,251	808,361
AMERISAFE, Inc.(1)	29,148	791,077
Aspen Insurance Holdings Ltd.	21,103	643,430
FBL Financial Group, Inc., Class A	9,177	304,676

Hanover Insurance Group, Inc. (The)	16,491	614,455
Homeowners Choice, Inc.	55,078	1,294,333
Maiden Holdings Ltd.	108,337	963,116
Meadowbrook Insurance Group, Inc.	52,000	399,880
Montpelier Re Holdings Ltd.	30,176	667,795
National Financial Partners Corp.(1)	97,029	1,639,790
Protective Life Corp.	25,996	681,355
Stewart Information Services Corp.	65,554	1,320,258
Symetra Financial Corp.	32,222	396,331
United Fire Group, Inc.	8,619	216,509
Universal Insurance Holdings, Inc.	89,476	344,483

		12,371,737

INTERNET AND CATALOG RETAIL — 0.3%
Orbitz Worldwide, Inc.(1)	176,721	450,638
PetMed Express, Inc.	28,220	283,329

		733,967

INTERNET SOFTWARE AND SERVICES — 3.1%
Ancestry.com, Inc.(1)	27,828	837,066
Blucora, Inc.(1)	78,403	1,396,358
Constant Contact, Inc.(1)	13,998	243,565
Demand Media, Inc.(1)	87,603	952,245
Dice Holdings, Inc.(1)	33,443	281,590
Digital River, Inc.(1)	57,676	960,882
IAC/InterActiveCorp	15,928	829,212
j2 Global, Inc.	18,023	591,515
Travelzoo, Inc.(1)	24,155	569,333
United Online, Inc.	167,039	922,055
XO Group, Inc.(1)	15,640	130,594

		7,714,415

IT SERVICES — 2.4%
Acxiom Corp.(1)	51,707	944,687
CACI International, Inc., Class A(1)	25,535	1,322,458
CSG Systems International, Inc.(1)	28,627	643,821
Dynamics Research Corp.(1)	21,030	144,055
Global Cash Access Holdings, Inc.(1)	142,343	1,145,861
MoneyGram International, Inc.(1)	14,223	212,492
TNS, Inc.(1)	14,121	211,109
Unisys Corp.(1)	66,214	1,378,575

		6,003,058

LEISURE EQUIPMENT AND PRODUCTS — 2.4%
Arctic Cat, Inc.(1)	32,227	1,336,131
LeapFrog Enterprises, Inc.(1)	156,112	1,408,130
Polaris Industries, Inc.	7,982	645,504
Smith & Wesson Holding Corp.(1)	133,490	1,469,725
Sturm Ruger & Co., Inc.	23,707	1,173,260

		6,032,750

LIFE SCIENCES TOOLS AND SERVICES — 1.4%
Cambrex Corp.(1)	118,764	1,393,101
Charles River Laboratories International, Inc.(1)	9,148	362,261

PAREXEL International Corp.(1)	57,896	1,780,881

		3,536,243

MACHINERY — 3.1%
Actuant Corp., Class A	48,878	1,398,888
Albany International Corp., Class A	6,647	146,034
Ampco-Pittsburgh Corp.	3,423	63,154
Briggs & Stratton Corp.	19,749	368,714
FreightCar America, Inc.	60,742	1,080,600
Kadant, Inc.(1)	28,641	664,185
L.B. Foster Co., Class A	15,239	492,829
Lydall, Inc.(1)	6,708	94,516
Miller Industries, Inc.	31,472	505,126
Sauer-Danfoss, Inc.	27,527	1,106,861
Sun Hydraulics Corp.	8,376	222,550
WABCO Holdings, Inc.(1)	13,139	757,726
Wabtec Corp.	9,830	789,251

		7,690,434

MEDIA — 1.7%
Arbitron, Inc.	32,373	1,226,937
Carmike Cinemas, Inc.(1)	104,099	1,171,114
E.W. Scripps Co. (The), Class A(1)	35,750	380,738
Journal Communications, Inc., Class A(1)	15,591	81,073
Nexstar Broadcasting Group, Inc. Class A(1)	3,862	41,014
Saga Communications, Inc. Class A(1)	973	39,426
Scholastic Corp.	39,359	1,250,829

		4,191,131

METALS AND MINING — 1.4%
Aurizon Mines Ltd.(1)	136,273	716,796
Coeur d'Alene Mines Corp.(1)	63,902	1,842,294
Handy & Harman Ltd.(1)	4,306	63,643
Nevsun Resources Ltd.	174,203	818,754

		3,441,487

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	10,768	778,742

OIL, GAS AND CONSUMABLE FUELS — 4.3%
Adams Resources & Energy, Inc.	3,685	112,392
Alon USA Energy, Inc.	92,760	1,270,812
Contango Oil & Gas Co.(1)	18,311	899,802
Delek US Holdings, Inc.	52,042	1,326,550
Energy XXI Bermuda Ltd.	50,822	1,776,229
EPL Oil & Gas, Inc.(1)	24,596	499,053
Knightsbridge Tankers Ltd.	55,754	365,189
REX American Resources Corp.(1)	24,821	447,026
Tesoro Corp.	27,273	1,142,739
Vaalco Energy, Inc.(1)	143,474	1,226,703
Western Refining, Inc.	65,288	1,709,240

		10,775,735

PAPER AND FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.	49,089	1,573,793
Neenah Paper, Inc.	35,226	1,008,873

P.H. Glatfelter Co.	48,053	855,824

		3,438,490

PERSONAL PRODUCTS — 1.0%
Medifast, Inc.(1)	48,584	1,270,472
USANA Health Sciences, Inc.(1)	29,237	1,358,643

		2,629,115

PHARMACEUTICALS — 1.9%
Auxilium Pharmaceuticals, Inc.(1)	62,928	1,539,219
BioDelivery Sciences International, Inc.(1)	52,682	332,950
Hi-Tech Pharmacal Co., Inc.(1)	15,311	506,947
Pozen, Inc.(1)	56,463	374,350
Questcor Pharmaceuticals, Inc.(1)	35,855	663,318
ViroPharma, Inc.(1)	44,769	1,352,919

		4,769,703

PROFESSIONAL SERVICES — 2.1%
Acacia Research - Acacia Technologies(1)	48,064	1,317,434
Barrett Business Services, Inc.	11,909	322,734
Corporate Executive Board Co. (The)	17,650	946,570
Exponent, Inc.(1)	16,126	920,633
Kforce, Inc.(1)	10,792	127,238
Navigant Consulting, Inc.(1)	61,652	681,255
RPX Corp.(1)	93,002	1,042,552

		5,358,416

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.2%
Apollo Commercial Real Estate Finance, Inc.	18,159	314,877
CBL & Associates Properties, Inc.	19,230	410,368
Coresite Realty Corp.	32,062	863,750
Entertainment Properties Trust	35,132	1,560,915
Extra Space Storage, Inc.	37,251	1,238,596
FelCor Lodging Trust, Inc.(1)	92,771	439,734
First Industrial Realty Trust, Inc.(1)	13,569	178,297
LaSalle Hotel Properties	65,408	1,745,739
LTC Properties, Inc.	34,843	1,109,750
Mission West Properties, Inc.	61,874	538,304
Post Properties, Inc.	24,479	1,174,013
RLJ Lodging Trust	42,699	807,438
Select Income REIT	9,408	231,625
Sovran Self Storage, Inc.	20,415	1,181,008
Strategic Hotels & Resorts, Inc.(1)	204,278	1,227,711

		13,022,125

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
Zillow, Inc.(1)	28,414	1,198,503

ROAD AND RAIL — 0.8%
Arkansas Best Corp.	46,494	368,232
Celadon Group, Inc.	66,670	1,071,387
Marten Transport Ltd.	6,746	118,527
Swift Transportation Co.(1)	57,664	497,064

		2,055,210

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc.(1)	10,651	131,220
Entegris, Inc.(1)	17,458	141,934
Exar Corp.(1)	25,014	200,112
Kulicke & Soffa Industries, Inc.(1)	86,004	894,442
LSI Corp.(1)	104,807	724,216
Micrel, Inc.	60,220	627,492
MKS Instruments, Inc.	48,306	1,231,320
Monolithic Power Systems, Inc.(1)	25,013	494,007
Photronics, Inc.(1)	50,137	269,236
PMC - Sierra, Inc.(1)	73,178	412,724
Power Integrations, Inc.	23,838	725,390
STR Holdings, Inc.(1)	45,849	142,132
Tessera Technologies, Inc.	59,741	817,257

		6,811,482

SOFTWARE — 4.4%
Aspen Technology, Inc.(1)	33,342	861,891
Cadence Design Systems, Inc.(1)	57,871	744,510
CommVault Systems, Inc.(1)	33,620	1,973,494
Fair Isaac Corp.	17,319	766,539
Guidance Software, Inc.(1)	14,576	164,126
JDA Software Group, Inc.(1)	42,196	1,340,989
Manhattan Associates, Inc.(1)	26,446	1,514,562
Mentor Graphics Corp.(1)	99,462	1,539,672
Monotype Imaging Holdings, Inc.	16,799	261,896
NetScout Systems, Inc.(1)	20,143	513,848
QAD, Inc., Class A(1)	4,862	66,026
TeleNav, Inc.(1)	67,964	405,745
Websense, Inc.(1)	48,891	765,144

		10,918,442

SPECIALTY RETAIL — 3.6%
ANN, Inc.(1)	22,740	857,980
Brown Shoe Co., Inc.	71,815	1,151,195
Buckle, Inc. (The)	27,046	1,228,700
Express, Inc.(1)	32,755	485,429
Francesca's Holdings Corp.(1)	26,556	816,066
GameStop Corp., Class A	30,079	631,659
Genesco, Inc.(1)	22,235	1,483,742
Hibbett Sports, Inc.(1)	26,436	1,571,620
Hot Topic, Inc.	49,070	426,909
Vitamin Shoppe, Inc.(1)	5,370	313,178

		8,966,478

TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Crocs, Inc.(1)	47,659	772,552
Fifth & Pacific Cos., Inc.(1)	79,887	1,020,956
Iconix Brand Group, Inc.(1)	71,978	1,312,879
Jones Group, Inc. (The)	66,563	856,666
Movado Group, Inc.	38,290	1,291,139
RG Barry Corp.	2,431	35,833

		5,290,025

THRIFTS AND MORTGAGE FINANCE — 0.1%
HomeStreet, Inc.(1)	3,759	143,068
Walker & Dunlop, Inc.(1)	9,679	148,766

		291,834

TOBACCO — 0.6%
Universal Corp.	31,275	1,592,523

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc.(1)	25,140	716,490

WATER UTILITIES — 0.5%
American States Water Co.	28,666	1,273,630

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc.(1)	17,645	140,101
USA Mobility, Inc.	16,914	200,769

		340,870

TOTAL COMMON STOCKS (Cost $221,896,946)		248,472,076

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $465,392), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $456,027)		456,023
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $279,237), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $273,617)		273,614
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $92,973), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $91,205)		91,204
SSgA U.S. Government Money Market Fund	200,117	200,117

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,020,958)		1,020,958

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $222,917,904)		249,493,034

OTHER ASSETS AND LIABILITIES — 0.5%		1,138,187

TOTAL NET ASSETS — 100.0%		$250,631,221

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	248,472,076	—	—
Temporary Cash Investments	200,117	820,841	—
Total Value of Investment Securities	248,672,193	820,841	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$222,981,728
Gross tax appreciation of investments	$38,694,812
Gross tax depreciation of investments	(12,183,506)
Net tax appreciation (depreciation) of investments	$26,511,306

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

September 30, 2012

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 37.8%

U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	4,835,649	5,052,876
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,604,615	2,709,615
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	3,401,546	3,647,628
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	6,824,097	7,174,364
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	4,078,895	4,489,015
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	3,896,951	4,370,675
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	4,696,679	4,980,316
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	2,745,369	3,188,919
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	3,635,392	4,266,191
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	2,319,987	2,500,512
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	1,658,115	2,005,671
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	164,039	192,130

TOTAL U.S. TREASURY SECURITIES (Cost $43,702,029)		44,577,912

COMMON STOCKS — 17.0%

CHEMICALS — 0.4%
Agrium, Inc.	1,688	174,640
Monsanto Co.	1,155	105,128
Mosaic Co. (The)	1,547	89,123
Potash Corp. of Saskatchewan, Inc.	3,586	155,704

		524,595

ENERGY EQUIPMENT AND SERVICES — 2.1%
Baker Hughes, Inc.	4,867	220,134
Diamond Offshore Drilling, Inc.	1,751	115,233
Ensco plc Class A	2,170	118,395
Halliburton Co.	10,594	356,912
Nabors Industries Ltd.(2)	3,922	55,026
National Oilwell Varco, Inc.	3,542	283,750
Noble Corp.	2,853	102,080
Oceaneering International, Inc.	2,102	116,136
Patterson-UTI Energy, Inc.	4,622	73,212
Rowan Cos. plc(2)	2,380	80,373
Schlumberger Ltd.	10,980	794,183
Tidewater, Inc.	1,616	78,425
Weatherford International Ltd.(2)	7,094	89,952

		2,483,811

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Las Vegas Sands Corp.	2,522	116,945
Starwood Hotels & Resorts Worldwide, Inc.	2,022	117,195
Wyndham Worldwide Corp.	2,227	116,873

		351,013

HOUSEHOLD DURABLES — 0.2%
Lennar Corp., Class A	1,158	40,264
M/I Homes, Inc.(2)	3,293	63,687
PulteGroup, Inc.(2)	2,987	46,298

Standard Pacific Corp.(2)	8,023	54,235

		204,484

METALS AND MINING — 2.3%
Allied Nevada Gold Corp.(2)	2,631	103,222
B2Gold Corp.(2)	23,898	95,777
Barrick Gold Corp.	4,659	194,560
BHP Billiton Ltd. ADR	833	57,152
Detour Gold Corp.(2)	2,169	60,518
Franco-Nevada Corp.	2,852	168,115
Freeport-McMoRan Copper & Gold, Inc.	9,581	379,216
GoGold Resources, Inc.(2)	110,000	167,836
Goldcorp, Inc. New York Shares	7,712	353,595
Kinross Gold Corp. New York Shares	8,063	82,323
New Gold, Inc.(2)	8,120	99,528
Newmont Mining Corp.	1,981	110,956
Osisko Mining Corp.(2)	5,998	59,425
Royal Gold, Inc.	1,199	119,732
Sandstorm Gold Ltd.(2)	11,999	154,153
Silver Wheaton Corp.	2,636	104,676
SunCoke Energy, Inc.(2)	2,353	37,930
Tahoe Resources, Inc.(2)	6,116	124,547
Teck Resources Ltd.	2,631	77,483
Torex Gold Resources, Inc.(2)	13,663	29,463
Yamana Gold, Inc. New York Shares	8,343	159,435

		2,739,642

OIL, GAS AND CONSUMABLE FUELS — 7.1%
Alpha Natural Resources, Inc.(2)	3,765	24,736
Anadarko Petroleum Corp.	3,957	276,674
Apache Corp.	4,312	372,859
Cabot Oil & Gas Corp.	1,546	69,415
Canadian Natural Resources Ltd.	5,562	171,254
Canadian Oil Sands Ltd.	3,618	77,468
Chesapeake Energy Corp.	5,968	112,616
Chevron Corp.	10,095	1,176,673
Cimarex Energy Co.	1,012	59,253
Cobalt International Energy, Inc.(2)	2,652	59,060
ConocoPhillips	9,607	549,328
Continental Resources, Inc.(2)	911	70,056
Denbury Resources, Inc.(2)	4,275	69,084
Devon Energy Corp.	4,044	244,662
Encana Corp.	8,354	183,120
Energy Transfer Equity LP	1,452	65,630
EOG Resources, Inc.	2,901	325,057
Exxon Mobil Corp.	12,562	1,148,795
Forest Oil Corp.(2)	3,215	27,167
Hess Corp.	3,881	208,487
Marathon Oil Corp.	7,771	229,789
Marathon Petroleum Corp.	2,581	140,897
Newfield Exploration Co.(2)	1,179	36,926
Noble Energy, Inc.	1,600	148,336
Occidental Petroleum Corp.	6,617	569,459
Peabody Energy Corp.	2,232	49,751

Phillips 66	5,447	252,577
Pinecrest Energy, Inc.(2)	24,948	42,379
Pioneer Natural Resources Co.	742	77,465
Plains Exploration & Production Co.(2)	1,702	63,774
Range Resources Corp.	1,669	116,613
Renegade Petroleum Ltd.(2)	19,080	52,014
Southwestern Energy Co.(2)	2,776	96,549
Spectra Energy Corp.	4,923	144,539
Suncor Energy, Inc.	9,201	302,253
Sunoco, Inc.	1,701	79,658
Talisman Energy, Inc., New York shares	7,515	100,100
TransCanada Corp.	1,078	49,059
Valero Energy Corp.	7,251	229,712
Whiting Petroleum Corp.(2)	1,442	68,322
Williams Cos., Inc. (The)	4,659	162,925
WPX Energy, Inc.(2)	3,731	61,897

		8,366,388

PAPER AND FOREST PRODUCTS†
Domtar Corp.	505	39,537

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Advance Residence Investment Corp.	16	33,665
Apartment Investment & Management Co., Class A	4,531	117,761
Beni Stabili SpA	64,812	34,148
Boardwalk Real Estate Investment Trust	442	29,219
Boston Properties, Inc.	1,771	195,890
Brandywine Realty Trust	10,217	124,545
Camden Property Trust	1,630	105,119
Capital Property Fund	22,891	29,126
Charter Hall Group	12,652	37,797
DCT Industrial Trust, Inc.	7,341	47,496
DDR Corp.	8,695	133,555
Derwent London plc	1,092	34,491
Extra Space Storage, Inc.	3,816	126,882
Gecina SA	894	91,516
General Growth Properties, Inc.	3,054	59,492
Goodman Group	21,471	88,197
GPT Group	15,662	55,237
Great Portland Estates plc	5,557	40,461
Hammerson plc	8,932	65,049
Japan Real Estate Investment Corp.	5	50,359
Japan Retail Fund Investment Corp.	30	53,626
Kilroy Realty Corp.	2,905	130,086
Klepierre	1,812	63,545
Land Securities Group plc	6,111	75,145
Mirvac Group	30,183	44,772
Newcastle Investment Corp.	7,900	59,487
Nippon Building Fund, Inc.	5	53,883
ProLogis, Inc.	5,601	196,203
Simon Property Group, Inc.	2,009	304,986
STAG Industrial, Inc.	6,702	108,975
Taubman Centers, Inc.	1,402	107,575
Unibail-Rodamco SE	696	138,721

United Urban Investment Corp.	29	33,630
Westfield Group	16,097	169,646
Weyerhaeuser Co.	7,879	205,957

		3,246,242

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.7%
Asian Property Development PCL	96,500	28,373
Ayala Land, Inc.	71,800	41,051
BR Malls Participacoes SA	4,500	61,953
Brookfield Asset Management, Inc. Class A	3,969	136,970
CapitaLand Ltd.	31,000	80,329
Cheung Kong Holdings Ltd.	8,000	117,306
China Overseas Grand Oceans Group Ltd.	29,000	28,723
China Overseas Land & Investment Ltd.	28,000	71,209
Daito Trust Construction Co. Ltd.	500	50,295
Daiwa House Industry Co. Ltd.	3,000	43,555
DLF Ltd.	3,543	15,668
Fabege AB	3,749	35,670
Filinvest Land, Inc.	702,000	22,887
Global Logistic Properties Ltd.	48,000	98,175
Growthpoint Properties Ltd.	14,527	43,408
Henderson Land Development Co. Ltd.	14,000	100,747
Iguatemi Empresa de Shopping Centers SA	1,300	33,294
Jones Lang LaSalle, Inc.	942	71,922
Keppel Land Ltd.	17,000	49,177
Longfor Properties Co. Ltd.	22,000	34,047
Mitsubishi Estate Co. Ltd.	6,000	114,864
Mitsui Fudosan Co. Ltd.	4,000	80,113
New World Development Co. Ltd.	59,000	91,459
Prestige Estates Projects Ltd.	5,762	14,830
Prince Housing & Development Corp.	20,000	14,840
PT Ciputra Development Tbk	209,500	15,543
PT Lippo Karawaci Tbk	240,500	24,879
PT Summarecon Agung Tbk	93,500	16,414
Quality Houses PCL	281,500	18,017
Ruentex Development Co. Ltd.	11,000	20,827
Shimao Property Holdings Ltd.	32,000	55,052
SM Prime Holdings, Inc.	101,000	34,381
Sobha Developers Ltd.	1,505	10,465
Sumitomo Realty & Development Co. Ltd.	3,000	79,651
Sun Hung Kai Properties Ltd.	8,000	117,203
Wharf Holdings Ltd.	17,000	118,061
Wheelock & Co. Ltd.	10,000	43,139

		2,034,497

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Noble Group Ltd.	80,290	86,689

TOTAL COMMON STOCKS (Cost $19,111,717)		20,076,898

COMMODITY ETFs — 14.6%

iShares S&P GSCI Commodity Indexed Trust(2)	248,413	8,396,359
PowerShares DB Commodity Index Tracking Fund(2)	183,252	5,255,667
SPDR Gold Shares(2)	10,482	1,803,114

Sprott Physical Gold Trust(2)	114,283	1,737,102

TOTAL COMMODITY ETFs (Cost $16,440,729)		17,192,242

COMMERCIAL PAPER(3) — 14.5%

Charta LLC, 0.32%, 11/5/12(4)	2,000,000	1,999,378
City of Austin, 0.19%, 10/3/12	2,102,000	2,101,642
CRC Funding LLC, 0.30%, 11/1/12(4)	1,000,000	999,742
Jupiter Sec Co. LLC, 0.21%, 12/5/12(4)	2,000,000	1,999,242
Legacy Capital LLC, 0.09%, 10/10/12(4)	2,000,000	1,999,870
Lexington Parker Capital, 0.09%, 10/10/12(4)	2,000,000	1,999,870
Old Line Funding LLC, 0.10%, 11/26/12(4)	2,000,000	1,999,440
Proctor and Gamble Co., 0.25%, 12/12/12(4)	2,000,000	1,999,400
Toyota Motor Credit Corp., 0.05%, 10/16/12	2,000,000	1,999,892

TOTAL COMMERCIAL PAPER (Cost $17,098,811)		17,098,476

CORPORATE BONDS — 2.5%

AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19	70,000	73,850

AUTOMOBILES — 0.1%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	70,000	76,690
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	109,449

		186,139

BEVERAGES†
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	30,000	37,315

CHEMICALS†
CF Industries, Inc., 6.875%, 5/1/18	25,000	30,469

COMMERCIAL BANKS†
Capital One Financial Corp., 2.125%, 7/15/14	50,000	51,044

COMMUNICATIONS EQUIPMENT — 0.1%
SBA Communications Corp., 5.625%, 10/1/19(4)	75,000	76,594

CONSUMER FINANCE — 0.1%
CIT Group, Inc., 4.75%, 2/15/15(4)	75,000	78,562
Credit Suisse (New York), 5.50%, 5/1/14	20,000	21,369

		99,931

CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(4)	70,000	75,425
Ball Corp., 7.125%, 9/1/16	70,000	76,125

		151,550

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Ally Financial, Inc., 8.30%, 2/12/15	70,000	77,700
Citigroup, Inc., 6.00%, 12/13/13	60,000	63,655
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	45,000	47,515
Morgan Stanley, 5.625%, 9/23/19	20,000	21,885
UBS AG (Stamford Branch), 2.25%, 8/12/13	40,000	40,528

		251,283

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell, Inc., 8.25%, 10/15/17	70,000	75,075

Frontier Communications Corp., 6.25%, 1/15/13	50,000	50,750
Windstream Corp., 7.875%, 11/1/17	30,000	33,675

		159,500

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16	70,000	84,000

FOOD PRODUCTS†
Tyson Foods, Inc., 6.85%, 4/1/16	20,000	23,050

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
DaVita, Inc., 6.375%, 11/1/18	25,000	26,750
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	74,725
Universal Health Services, Inc., 7.125%, 6/30/16	40,000	45,700

		147,175

HOTELS, RESTAURANTS AND LEISURE†
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	50,000	54,750

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	72,100

INSURANCE — 0.1%
International Lease Finance Corp., 4.875%, 4/1/15	70,000	73,021

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	70,000	72,625
International Business Machines Corp., 1.95%, 7/22/16	50,000	52,280

		124,905

MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	76,650
DISH DBS Corp., 7.00%, 10/1/13	50,000	52,625
Sirius XM Radio, Inc., 8.75%, 4/1/15(4)	70,000	79,975

		209,250

METALS AND MINING†
Barrick Gold Corp., 2.90%, 5/30/16	30,000	31,531

MULTI-UTILITIES — 0.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(4)	45,000	48,600
Calpine Corp., 7.25%, 10/15/17(4)	70,000	75,075
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,914
CMS Energy Corp., 8.75%, 6/15/19	25,000	32,582
DTE Energy Co., VRN, 1.12%, 12/3/12	40,000	40,119

		228,290

OIL, GAS AND CONSUMABLE FUELS — 0.2%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	70,000	58,800
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	23,199
Newfield Exploration Co., 6.875%, 2/1/20	50,000	55,125
Peabody Energy Corp., 7.375%, 11/1/16	30,000	34,125
Peabody Energy Corp., 6.50%, 9/15/20	30,000	30,825
QEP Resources, Inc., 5.25%, 5/1/23	75,000	76,875

		278,949

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 8.25%, 5/1/16(4)	80,000	86,102

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 0.70%, 8/15/14	50,000	50,343

PHARMACEUTICALS — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16(4)	70,000	73,763

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
ERP Operating LP, 5.20%, 4/1/13	25,000	25,542
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	54,538

		80,080

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	70,000	74,031

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	10,000	11,160
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	81,750

		92,910

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Nextel Corp., 6.00%, 12/1/16	70,000	72,450

TOTAL CORPORATE BONDS (Cost $2,854,411)		2,974,375

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.7%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	150,000	156,457
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	16,323	16,566
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	100,000	112,376
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	75,000	82,201
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/1/12	25,000	26,302
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	52,054	52,463
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	200,000	215,690
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	200,000	214,388
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	217,937
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	75,000	78,696
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	155,000	162,130
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	150,000	160,462
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/12	25,000	26,719
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	50,000	52,082
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	125,000	135,816

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	75,000	83,327
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	17,134	17,418
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 10/1/12	100,000	110,103

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,865,299)		1,921,133

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	18,728	19,430
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	20,742	21,285
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	75,000	79,650
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/12	118,524	113,031
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/12	95,612	96,095
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	15,866	16,496
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	19,958	20,704
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	34,350	30,001
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	47,387	49,320
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	45,081	49,308
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	30,446	32,324
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	26,469	27,860
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	121,063	126,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	10,368	10,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	36,225	38,200
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	22,374	22,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 10/1/12	44,318	44,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 10/1/12	108,852	112,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	87,795	91,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	115,359	119,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	58,814	59,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36	25,872	26,036

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	44,835	45,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.40%, 10/1/12	33,211	32,876
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 10/1/12	122,808	116,689
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	96,456	100,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	32,011	33,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/12	13,051	13,485

		1,547,953

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	122,224	132,841

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,604,369)		1,680,794

WARRANTS†

GoGold Resources, Inc.(2) (Cost $—)	101,250	—

TEMPORARY CASH INVESTMENTS — 9.7%

Federal Home Loan Bank, 0.13%, 11/16/12(3)	4,000,000	3,999,336
SSgA U.S. Government Money Market Fund	7,388,853	7,388,853

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,388,189)		11,388,189

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $114,065,554)		116,910,019

OTHER ASSETS AND LIABILITIES — 0.8%		998,990

TOTAL NET ASSETS — 100.0%		$117,909,009

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
2,112,400	NOK for SEK	Deutsche Bank	10/25/12	368,415	14,200
1,618,600	NOK for SEK	HSBC Holdings plc	10/25/12	282,294	8,803
1,953,500	NOK for SEK	UBS AG	10/25/12	340,702	8,525
6,700	AUD for USD	UBS AG	10/25/12	6,936	118
3,700	AUD for USD	UBS AG	10/25/12	3,831	(14)
486,400	AUD for USD	Westpac Group	10/25/12	503,563	8,733
500	AUD for USD	Westpac Group	10/25/12	518	(4)
1,236,400	BRL for USD	Barclays Bank plc	10/25/12	608,074	11,039
5,192,100	CAD for USD	Barclays Bank plc	10/25/12	5,278,694	191,243
16,300	CAD for USD	UBS AG	10/25/12	16,572	117
38,300	CAD for USD	Westpac Group	10/25/12	38,939	765
623,567	CHF for USD	Deutsche Bank	10/25/12	663,294	33,212
24,800	CHF for USD	UBS AG	10/25/12	26,380	950
115,821,000	CLP for USD	Barclays Bank plc	10/25/12	243,300	11,255
34,358,000	CNY for USD	HSBC Holdings plc	10/25/12	5,444,929	40,179

687,000	CNY for USD	HSBC Holdings plc	10/25/12	108,873	837
21,000	CNY for USD	HSBC Holdings plc	10/25/12	3,328	23
204,847,991	COP for USD	Barclays Bank plc	10/25/12	113,421	666
161,500	EUR for USD	HSBC Holdings plc	10/25/12	207,582	8,798
2,769,361	EUR for USD	UBS AG	10/25/12	3,559,568	198,422
19,200	EUR for USD	UBS AG	10/25/12	24,679	973
7,100	GBP for USD	HSBC Holdings plc	10/25/12	11,464	393
296,300	GBP for USD	UBS AG	10/25/12	478,432	18,912
3,100	GBP for USD	UBS AG	10/25/12	5,006	137
2,731,000	HKD for USD	Westpac Group	10/25/12	352,205	32
3,413,970,028	IDR for USD	UBS AG	10/25/12	355,359	1,316
1,105,600	ILS for USD	UBS AG	10/25/12	281,907	9,558
32,459,000	INR for USD	UBS AG	10/25/12	612,607	44,574
2,633,000	JPY for USD	UBS AG	10/25/12	33,745	136
241,342	JPY for USD	UBS AG	10/25/12	3,093	12
1,251,828,005	KRW for USD	HSBC Holdings plc	10/25/12	1,123,441	41,013
49,999,999	KRW for USD	HSBC Holdings plc	10/25/12	44,872	703
42,449,000	MXN for USD	Barclays Bank plc	10/25/12	3,290,337	182,524
1,819,900	MYR for USD	Westpac Group	10/25/12	593,044	23,507
4,775,100	NOK for USD	Deutsche Bank	10/25/12	832,807	52,447
64,600	NOK for USD	Deutsche Bank	10/25/12	11,267	561
5,900	NZD for USD	UBS AG	10/25/12	4,883	218
231,800	NZD for USD	Westpac Group	10/25/12	191,828	9,972
2,100	NZD for USD	Westpac Group	10/25/12	1,738	42
10,434,000	PHP for USD	Westpac Group	10/25/12	249,782	2,524
29,999	PLN for USD	Deutsche Bank	10/25/12	9,337	800
9,463,000	RUB for USD	UBS AG	10/25/12	302,003	17,692
3,265,800	SEK for USD	Deutsche Bank	10/25/12	496,835	29,998
630,000	SGD for USD	HSBC Holdings plc	10/25/12	513,348	14,180
3,300	SGD for USD	HSBC Holdings plc	10/25/12	2,689	44
14,556,000	THB for USD	Westpac Group	10/25/12	471,728	16,055
67,000	TRY for USD	Deutsche Bank	10/30/12	37,132	1,004
21,830,000	TWD for USD	HSBC Holdings plc	10/25/12	744,303	16,467
473,000	TWD for USD	HSBC Holdings plc	10/25/12	16,127	263
				28,915,211	1,023,924
(Value on Settlement Date $27,891,287)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

2,396,497	SEK for NOK	Deutsche Bank	10/25/12	364,585	(10,370)
1,821,945	SEK for NOK	HSBC Holdings plc	10/25/12	277,177	(3,687)
2,208,725	SEK for NOK	UBS AG	10/25/12	336,019	(3,842)
83,500	CAD for USD	UBS AG	10/25/12	84,893	(349)
11,600	CHF for USD	UBS AG	10/25/12	12,339	(200)
1,004,009	CZK for USD	Deutsche Bank	10/25/12	51,322	(3,880)
77,800	EUR for USD	UBS AG	10/25/12	99,999	(2,178)
6,100	GBP for USD	UBS AG	10/25/12	9,850	(158)
6,833,466	HUF for USD	Deutsche Bank	10/25/12	30,701	(2,414)
2,726,000	JPY for USD	HSBC Holdings plc	10/25/12	34,937	(42)
2,681,000	JPY for USD	UBS AG	10/25/12	34,361	(562)
32,076,997	KRW for USD	HSBC Holdings plc	10/25/12	28,787	(557)
225,700	NOK for USD	UBS AG	10/25/12	39,364	(527)
194,000	PEN for USD	Barclays Bank plc	10/25/12	74,574	(1,614)

5,100	SEK for USD	Deutsche Bank	10/25/12	776	(24)
107,600	SEK for USD	UBS AG	10/25/12	16,370	(375)
176,000	ZAR for USD	Deutsche Bank	10/25/12	21,079	(549)
				1,517,133	(31,328)
(Value on Settlement Date $1,485,805)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
14	U.S. Treasury 5-Year Notes	December 2012	1,744,859	8,172

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	8/8/14	(242)
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(336)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	6,999
Barclays Bank plc	800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29	8/31/13	7,117
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(1,193)
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52	5/13/16	(42,919)
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	945
						(29,629)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna

DB	-	Deutsche Bank
ETF	-	Exchange-Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHHMC	-	PHH Mortgage Corporation
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SPDR	-	Standard & Poor's Depositary Receipts
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $21,027.

(2)	Non-income producing.
(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,737,863, which represented 11.7% of total net assets. None of these securities were considered illiquid.

(5)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	44,577,912	—
Domestic Common Stocks	13,000,612	103,222	—
Foreign Common Stocks	2,658,255	4,314,809	—
Commodity ETFs	17,192,242	—	—
Commercial Paper	—	17,098,476	—
Corporate Bonds	—	2,974,375	—
Commercial Mortgage-Backed Securities	—	1,921,133	—
Collateralized Mortgage Obligations	—	1,680,794	—
Warrants	—	—	—
Temporary Cash Investments	7,388,853	3,999,336	—
Total Value of Investment Securities	40,239,962	76,670,057	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	992,596	—
Futures Contracts	8,172	—	—
Swap Agreements	—	(29,629)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	8,172	962,967	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$114,289,764
Gross tax appreciation of investments	$3,826,034
Gross tax depreciation of investments	(1,205,779)
Net tax appreciation (depreciation) of investments	$2,620,255

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

September 30, 2012

Utilities - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%

ALTERNATIVE CARRIERS — 1.1%
Neutral Tandem, Inc.(1)	228,105	2,139,625
tw telecom, inc., Class A(1)	50,773	1,323,652

		3,463,277

COMMUNICATIONS EQUIPMENT — 0.1%
QUALCOMM, Inc.	5,412	338,196

ELECTRIC UTILITIES — 32.7%
American Electric Power Co., Inc.	339,487	14,917,059
Duke Energy Corp.	69,868	4,527,446
Entergy Corp.	188,278	13,047,665
Exelon Corp.	378,362	13,462,120
FirstEnergy Corp.	98,790	4,356,639
NextEra Energy, Inc.	217,701	15,310,911
Pinnacle West Capital Corp.	173,914	9,182,659
Portland General Electric Co.	310,843	8,405,195
PPL Corp.	508,248	14,764,605
Southern Co.	77,962	3,593,269
Xcel Energy, Inc.	180,400	4,998,884

		106,566,452

GAS UTILITIES — 2.7%
UGI Corp.	273,435	8,681,561

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 1.7%
AES Corp. (The)(1)	496,212	5,443,446

INTEGRATED TELECOMMUNICATION SERVICES — 29.3%
AT&T, Inc.	1,133,960	42,750,292
Atlantic Tele-Network, Inc.	14,466	621,749
BCE, Inc.	88,064	3,869,532
CenturyLink, Inc.	336,410	13,590,964
Frontier Communications Corp.	426,856	2,091,594
HickoryTech Corp.	29,073	307,592
IDT Corp., Class B	5,820	59,771
Verizon Communications, Inc.	675,733	30,793,153
Windstream Corp.	160,444	1,622,089

		95,706,736

INTERNET SOFTWARE AND SERVICES — 3.4%
j2 Global, Inc.	337,389	11,073,107

MULTI-UTILITIES — 21.4%
Ameren Corp.	342,732	11,197,054
CenterPoint Energy, Inc.	414,373	8,826,145
CMS Energy Corp.	179,100	4,217,805
Consolidated Edison, Inc.	50,893	3,047,982
Dominion Resources, Inc.	8,627	456,713
DTE Energy Co.	213,700	12,809,178
PG&E Corp.	338,471	14,442,558

Public Service Enterprise Group, Inc.	466,650	15,016,797

		70,014,232

OIL AND GAS EXPLORATION AND PRODUCTION — 0.8%
Energen Corp.	52,753	2,764,785

WIRELESS TELECOMMUNICATION SERVICES — 5.4%
America Movil SAB de CV Series L ADR	121,128	3,081,496
Leap Wireless International, Inc.(1)	21,512	146,712
MetroPCS Communications, Inc.(1)	102,048	1,194,982
NTELOS Holdings Corp.	49,041	851,842
Sprint Nextel Corp.(1)	585,360	3,231,187
Telephone & Data Systems, Inc.	145,010	3,713,706
USA Mobility, Inc.	245,679	2,916,210
Vodafone Group plc ADR	92,230	2,628,094

		17,764,229

TOTAL COMMON STOCKS (Cost $269,129,768)		321,816,021

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $1,880,671), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $1,842,827)		1,842,810
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,128,413), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $1,105,700)		1,105,686
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $375,710), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $368,566)		368,562
SSgA U.S. Government Money Market Fund	796,964	796,964

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,114,022)		4,114,022

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $273,243,790)		325,930,043

OTHER ASSETS AND LIABILITIES — 0.1%		403,724

TOTAL NET ASSETS — 100.0%		$326,333,767

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	321,816,021	—	—
Temporary Cash Investments	796,964	3,317,058	—
Total Value of Investment Securities	322,612,985	3,317,058	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$274,286,501
Gross tax appreciation of investments	$53,632,294
Gross tax depreciation of investments	(1,988,752)
Net tax appreciation (depreciation) of investments	$51,643,542

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2012